UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2019 SEMI-ANNUAL REPORT

April 30, 2019

LARGE CAP VALUE FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

LARGE CAP VALUE FUND RISKS

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds April 30, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we take our heritage as a fiduciary very seriously – and we apply that mindset to all aspects of our business as a fund manager. As a result, for more than 30 years, we have endeavored to:

▶   Identify, engage and oversee the best money managers. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style and market strategy we offer. We are committed to partnering with those we judge to be “the best of the best” when it comes to choosing sub-advisors for our mutual funds. Whether our due-diligence process results in the selection of one sub-advisor or multiple sub-advisors, we select those we believe show the greatest potential to help us meet the high standards you’ve come to expect.

▶

Offer a variety of innovative investment solutions. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced money managers who employ distinctive, proprietary investment processes to manage assets through a variety of economic and market conditions. From offering some of the first multi-manager funds, one of the first retirement income funds and the first open-ended mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process in an effort to help you grow your assets while mitigating risk.

▶

Provide a solutions-based approach to achieving long-term investment goals. We seek to provide investment solutions that might enable you to benefit from taking a more disciplined approach to investing. Our mutual funds provide access to institutional-quality, research-intensive investment managers with diverse processes and styles. Over the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals during market upswings and potentially insulate against market downswings.

Our management approach is more than a concept; it’s the cornerstone of American Beacon’s culture. And we strive to employ it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2019 (Unaudited)

The Investor Class of the American Beacon Large Cap Value Fund (the “Fund”) returned 7.25% for the six months ended April 30, 2019, underperforming the Russell 1000® Value Index (the “Index”) return of 7.90% for the same period.

Average Annual Total Returns for the Period ended April 30, 2019

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,7)	AADEX	7.42%	6.59%	11.65%	7.34%	13.36%
Y Class (1,2,7)	ABLYX	7.39%	6.48%	11.58%	7.26%	13.27%
Investor Class (1,7)	AAGPX	7.25%	6.24%	11.28%	6.98%	12.96%
Advisor Class (1,7)	AVASX	7.12%	6.06%	11.11%	6.82%	12.81%
A without Sales Charge (1,3,7)	ALVAX	7.20%	6.22%	11.25%	6.94%	12.88%
A with Sales Charge (1,3,7)	ALVAX	1.02%	0.11%	9.09%	5.69%	12.21%
C without Sales Charge (1,4,7)	ALVCX	6.84%	5.49%	10.48%	6.17%	12.15%
C with Sales Charge (1,4,7)	ALVCX	5.84%	4.49%	10.48%	6.17%	12.15%
R6 Class (1,5,7)	AALRX	7.43%	6.60%	11.67%	7.35%	13.37%

Russell 1000 Value Index (6)		7.90%	9.06%	10.97%	8.27%	13.76%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/09 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/09.

3.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/09 through 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/09. A Class shares have a maximum sales charge of 5.75%.

4.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/09 through 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/09. A portion of the fees charged to the C Class was waived from 2010 through 2012, partially recovered in 2013, fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2012. C Class shares have a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

5.

Fund performance for the three-year, five-year and ten-year periods represents the returns achieved by the Institutional Class from 4/30/09 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/09. A portion of the fees charged to the R6 Class of the Fund was waived in 2017 and 2018 and partially recouped in 2019. Performance prior to waiving fees was lower than the actual returns shown for 2017 and 2018.

6.

The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

7.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and R6 Class shares were 0.62%, 0.68%, 0.95%, 1.09%, 0.93%, 1.64%, and 0.59%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2019 (Unaudited)

The Fund underperformed the Index due to both sector allocation and stock selection hindering the Fund relative to the Index for the six-month period.

Sector allocation hurt as an overweight to Energy – the worst performing sector in the Index – and an underweight to Real Estate (down 1.1% and up 12.5%, respectively), weighed on relative performance compared to the Index. The Fund’s overweight position in Industrials (up 14.5%) somewhat muted relative outperformance during the period.

The Fund’s investments in the Health Care and Energy sectors contributed most of the stock selection underperformance. In the Health Care sector, CVS Health Corp. (down 24.2%) and Medtronic PLC. (up 0.6%) were the largest negative contributors. Positions in Conocophillips (down 9.2%) and Schlumberger Ltd. (down 14.8%) hurt the Fund’s returns in the Energy sector. Stock selections in the Materials sector partially offset relative performance. In this sector, Air Products & Chemicals, Inc. (up 34.6%) and Crown Holdings, Inc. (up 37.6%) helped the Fund’s returns.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)
Citigroup, Inc.		2.8
JPMorgan Chase & Co.		2.8
Wells Fargo & Co.		2.2
Comcast Corp., Class A		2.1
American International Group, Inc.		2.0
BP PLC, Sponsored ADR		2.0
Microsoft Corp.		1.9
General Motors Co.		1.9
Medtronic PLC		1.8
Bank of America Corp.		1.7

Total Fund Holdings	197

Sector Allocation (% Equities)
Financials		25.5
Energy		12.3
Health Care		11.6
Industrials		11.0
Information Technology		10.4
Consumer Discretionary		8.1
Communication Services		6.7
Consumer Staples		6.0
Materials		5.1
Utilities		3.2
Real Estate		0.1

3

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2019 (Unaudited)

American Beacon Large Cap Value Fund

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period 11/1/2018-4/30/2019*
Institutional Class
Actual	$1,000.00	$1,074.20	$3.09
Hypothetical**	$1,000.00	$1,021.82	$3.01
Y Class
Actual	$1,000.00	$1,073.90	$3.55
Hypothetical**	$1,000.00	$1,021.37	$3.46
Investor Class
Actual	$1,000.00	$1,072.40	$4.78
Hypothetical**	$1,000.00	$1,020.18	$4.66
Advisor Class
Actual	$1,000.00	$1,071.70	$5.55
Hypothetical**	$1,000.00	$1,019.44	$5.41
A Class
Actual	$1,000.00	$1,072.40	$4.98
Hypothetical**	$1,000.00	$1,019.98	$4.86
C Class
Actual	$1,000.00	$1,068.40	$8.62
Hypothetical**	$1,000.00	$1,016.46	$8.40
R6 Class
Actual	$1,000.00	$1,074.30	$2.98
Hypothetical**	$1,000.00	$1,021.92	$2.91

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.60%, 0.69%, 0.93%, 1.08%, 0.97%, 1.68%, and 0.58% for the Institutional, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.33%

Communication Services - 6.55%

Diversified Telecommunication Services - 1.30%
AT&T, Inc.	1,740,100	$53,873,496
Verizon Communications, Inc.	408,833	23,381,159

		77,254,655

Interactive Media & Services - 0.88%
Facebook, Inc., Class AA	271,200	52,450,080

Media - 3.92%
CBS Corp., Class B, NVDR	314,003	16,098,934
Comcast Corp., Class A	2,907,694	126,571,920
Discovery, Inc., Class CA	1,476,300	42,458,388
Interpublic Group of Cos., Inc.	302,900	6,966,700
News Corp., Class A	1,441,000	17,897,220
Omnicom Group, Inc.	296,304	23,713,209

		233,706,371

Wireless Telecommunication Services - 0.45%
Vodafone Group PLC, Sponsored ADR	1,455,750	26,960,490

Total Communication Services		390,371,596

Consumer Discretionary - 7.84%

Auto Components - 1.42%
Adient PLC	407,298	9,408,584
Aptiv PLC	148,186	12,699,540
Garrett Motion, Inc.A	19,626	368,969
Goodyear Tire & Rubber Co.	682,300	13,106,983
Lear Corp.	20,459	2,925,637
Magna International, Inc.	833,541	46,378,221

		84,887,934

Automobiles - 2.07%
General Motors Co.	2,852,063	111,087,854
Harley-Davidson, Inc.	322,549	12,008,499

		123,096,353

Hotels, Restaurants & Leisure - 0.98%
Aramark	1,147,928	35,677,602
Norwegian Cruise Line Holdings Ltd.A	401,500	22,640,585

		58,318,187

Household Durables - 1.32%
DR Horton, Inc.	476,400	21,109,284
Mohawk Industries, Inc.A	212,600	28,966,750
PulteGroup, Inc.	711,800	22,393,228
Tupperware Brands Corp.	257,800	6,135,640

		78,604,902

Internet & Direct Marketing Retail - 0.24%
eBay, Inc.	370,600	14,360,750

Multiline Retail - 1.06%
Dollar General Corp.	502,856	63,405,113

Specialty Retail - 0.70%
Lowe’s Cos, Inc.	370,086	41,871,530

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.33% (continued)

Consumer Discretionary - 7.84% (continued)

Textiles, Apparel & Luxury Goods - 0.05%
Hanesbrands, Inc.	156,491	$2,827,793

Total Consumer Discretionary		467,372,562

Consumer Staples - 5.85%

Beverages - 1.27%
Diageo PLC, Sponsored ADR	114,758	19,352,789
Molson Coors Brewing Co., Class B	463,250	29,736,017
PepsiCo, Inc.	208,519	26,700,858

		75,789,664

Food Products - 1.86%
Archer-Daniels-Midland Co.	187,670	8,370,082
Danone S.A., Sponsored ADR	414,573	6,724,374
General Mills, Inc.	189,369	9,746,823
Ingredion, Inc.	72,300	6,850,425
JM Smucker Co.	49,562	6,077,788
Kellogg Co.	113,495	6,843,749
Mondelez International, Inc., Class A	301,800	15,346,530
Nestle S.A., Sponsored ADR	243,795	23,533,531
Tyson Foods, Inc., Class A	361,040	27,081,610

		110,574,912

Household Products - 0.29%
Colgate-Palmolive Co.	42,272	3,076,979
Kimberly-Clark Corp.	38,237	4,908,866
Procter & Gamble Co.	27,604	2,939,274
Reckitt Benckiser Group PLC, Sponsored ADR	402,995	6,536,579

		17,461,698

Personal Products - 0.41%
Unilever PLC, Sponsored ADR	404,600	24,599,680

Tobacco - 2.02%
Altria Group, Inc.	704,981	38,301,618
Imperial Brands PLC, Sponsored ADR	722,961	23,134,752
Philip Morris International, Inc.	679,843	58,847,210

		120,283,580

Total Consumer Staples		348,709,534

Energy - 11.94%

Energy Equipment & Services - 1.79%
Halliburton Co.	889,000	25,185,370
National Oilwell Varco, Inc.	567,200	14,826,608
Schlumberger Ltd.	1,563,680	66,737,863

		106,749,841

Oil, Gas & Consumable Fuels - 10.15%
Apache Corp.	1,014,100	33,374,031
BP PLC, Sponsored ADR	2,715,452	118,746,716
Canadian Natural Resources Ltd.	2,115,703	63,428,776
Chevron Corp.	707,701	84,966,582
ConocoPhillips	1,431,932	90,383,548
EOG Resources, Inc.	108,555	10,426,708
Exxon Mobil Corp.	136,069	10,923,619
Hess Corp.	486,092	31,168,219

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.33% (continued)

Energy - 11.94% (continued)

Oil, Gas & Consumable Fuels - 10.15% (continued)
Kosmos Energy Ltd.	820,845	$5,491,453
Marathon Oil Corp.	1,892,286	32,244,553
Marathon Petroleum Corp.	128,780	7,838,839
Murphy Oil Corp.	639,660	17,424,338
Occidental Petroleum Corp.	79,905	4,704,806
Phillips 66	529,889	49,952,636
Pioneer Natural Resources Co.	23,969	3,989,880
Royal Dutch Shell PLC, Class A, Sponsored ADR	350,022	22,236,898
Royal Dutch Shell PLC, Class B, ADR	272,500	17,682,525

		604,984,127

Total Energy		711,733,968

Financials - 24.82%

Banks - 11.94%
Banco Santander S.A., ADRB	4,603,800	22,972,962
Bank of America Corp.	3,362,410	102,822,498
BB&T Corp.	344,015	17,613,568
CIT Group, Inc.	138,900	7,399,203
Citigroup, Inc.	2,402,855	169,881,848
Citizens Financial Group, Inc.	594,953	21,537,298
Fifth Third Bancorp	251,000	7,233,820
JPMorgan Chase & Co.	1,419,198	164,697,928
PNC Financial Services Group, Inc.	251,228	34,400,650
US Bancorp	579,337	30,890,249
Wells Fargo & Co.	2,730,707	132,193,526

		711,643,550

Capital Markets - 5.03%
Bank of New York Mellon Corp.	402,507	19,988,498
BlackRock, Inc.	29,697	14,410,172
Blackstone Group LP, MLP	942,078	37,174,398
E*TRADE Financial Corp.	388,600	19,686,476
Goldman Sachs Group, Inc.	287,747	59,252,862
Invesco Ltd.	878,200	19,294,054
KKR & Co., Inc., Class A	1,862,808	45,545,656
Moody’s Corp.	58,910	11,582,884
Morgan Stanley	334,678	16,148,213
Nasdaq, Inc.	171,949	15,853,698
State Street Corp.	508,622	34,413,365
T Rowe Price Group, Inc.	63,272	6,801,740

		300,152,016

Consumer Finance - 2.01%
Ally Financial, Inc.	244,500	7,264,095
American Express Co.	94,730	11,105,198
Capital One Financial Corp.	332,891	30,902,272
Discover Financial Services	267,000	21,757,830
Navient Corp.	958,499	12,949,321
SLM Corp.	2,773,786	28,181,666
Synchrony Financial	219,100	7,596,197

		119,756,579

Diversified Financial Services - 1.31%
AXA Equitable Holdings, Inc.	990,800	22,481,252
Berkshire Hathaway, Inc., Class BA	257,591	55,822,545

		78,303,797

See accompanying notes

8

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.33% (continued)

Financials - 24.82% (continued)

Insurance - 4.16%
American International Group, Inc.	2,531,461	$120,421,600
Aon PLC	177,959	32,057,534
Chubb Ltd.	195,198	28,342,750
MetLife, Inc.	242,292	11,176,930
Travelers Cos., Inc.	388,151	55,796,706

		247,795,520

Mortgage Real Estate Investment Trusts (REITs) - 0.37%
Annaly Capital Management, Inc.	1,303,800	13,155,342
Two Harbors Investment Corp.	647,600	8,975,736

		22,131,078

Total Financials		1,479,782,540

Health Care - 11.33%

Biotechnology - 0.26%
Biogen, Inc.A	31,100	7,129,364
Gilead Sciences, Inc.	131,340	8,542,353

		15,671,717

Health Care Equipment & Supplies - 2.87%
Abbott Laboratories	229,971	18,296,493
Alcon, Inc.A	7,405	430,971
Danaher Corp.	185,635	24,585,499
Medtronic PLC	1,206,680	107,165,251
Zimmer Biomet Holdings, Inc.	169,517	20,877,714

		171,355,928

Health Care Providers & Services - 2.23%
Anthem, Inc.	223,218	58,713,030
Cigna Corp.A	131,132	20,829,007
CVS Health Corp.	817,327	44,446,242
McKesson Corp.	75,703	9,027,583

		133,015,862

Life Sciences Tools & Services - 0.32%
Thermo Fisher Scientific, Inc.	69,313	19,230,892

Pharmaceuticals - 5.65%
Bristol-Myers Squibb Co.	622,793	28,916,279
GlaxoSmithKline PLC, Sponsored ADR	554,434	22,803,870
Horizon Pharma PLCA	270,922	6,916,639
Jazz Pharmaceuticals PLCA	94,668	12,285,066
Johnson & Johnson	620,744	87,649,053
Merck & Co., Inc.	559,091	44,006,053
Mylan N.V.A	501,085	13,524,284
Novartis AG, Sponsored ADR	37,027	3,044,730
Pfizer, Inc.	1,935,562	78,603,173
Roche Holding AG, Sponsored ADR	176,384	5,831,255
Sanofi, ADR	753,031	32,930,046

		336,510,448

Total Health Care		675,784,847

Industrials - 10.70%

Aerospace & Defense - 1.97%
Embraer S.A., Sponsored ADR	235,400	4,710,354
General Dynamics Corp.	74,499	13,314,461

See accompanying notes

9

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.33% (continued)

Industrials - 10.70% (continued)

Aerospace & Defense - 1.97% (continued)
Lockheed Martin Corp.	39,547	$13,182,202
Northrop Grumman Corp.	84,759	24,572,482
Raytheon Co.	143,419	25,469,780
United Technologies Corp.	254,466	36,289,396

		117,538,675

Air Freight & Logistics - 0.12%
United Parcel Service, Inc., Class B	69,111	7,340,970

Airlines - 0.96%
American Airlines Group, Inc.	994,840	34,003,631
Delta Air Lines, Inc.	399,500	23,286,855

		57,290,486

Building Products - 1.21%
Johnson Controls International PLC	1,903,864	71,394,900
Resideo Technologies, Inc.A	32,708	742,472

		72,137,372

Construction & Engineering - 0.13%
Fluor Corp.	189,000	7,508,970

Electrical Equipment - 0.46%
Eaton Corp. PLC	332,459	27,534,254

Industrial Conglomerates - 2.63%
3M Co.	77,091	14,609,516
General Electric Co.	7,644,378	77,743,324
Honeywell International, Inc.	372,392	64,658,423

		157,011,263

Machinery - 2.05%
CNH Industrial N.V.	2,631,839	28,687,045
Cummins, Inc.	199,097	33,107,840
Illinois Tool Works, Inc.	138,304	21,524,252
Ingersoll-Rand PLC	123,158	15,100,402
PACCAR, Inc.	102,351	7,335,496
Stanley Black & Decker, Inc.	109,168	16,004,029
Wabtec Corp.	7,754	574,339

		122,333,403

Professional Services - 0.20%
Equifax, Inc.	94,870	11,948,877

Road & Rail - 0.46%
Canadian National Railway Co.	95,782	8,886,654
Union Pacific Corp.	105,182	18,621,421

		27,508,075

Trading Companies & Distributors - 0.51%
AerCap Holdings N.V.A	544,800	27,043,872
HD Supply Holdings, Inc.A	67,481	3,083,207

		30,127,079

Total Industrials		638,279,424

See accompanying notes

10

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.33% (continued)

Information Technology - 10.10%

Communications Equipment - 0.26%
Telefonaktiebolaget LM Ericsson, Sponsored ADR	1,539,220	$15,238,278

Electronic Equipment, Instruments & Components - 0.92%
Corning, Inc.	713,340	22,719,879
IPG Photonics Corp.A	113,500	19,831,855
TE Connectivity Ltd.	127,600	12,204,940

		54,756,674

IT Services - 1.59%
Accenture PLC, Class A	244,242	44,615,686
Amdocs Ltd.	50,936	2,805,555
Cognizant Technology Solutions Corp., Class A	97,421	7,107,836
DXC Technology Co.	86,094	5,659,819
Fidelity National Information Services, Inc.	147,472	17,096,429
Fiserv, Inc.A	204,566	17,846,338

		95,131,663

Semiconductors & Semiconductor Equipment - 2.97%
Analog Devices, Inc.	100,532	11,685,840
Marvell Technology Group Ltd.	994,000	24,869,880
Micron Technology, Inc.A	494,079	20,780,963
NVIDIA Corp.	91,200	16,507,200
QUALCOMM, Inc.	723,802	62,341,066
Texas Instruments, Inc.	347,153	40,905,038

		177,089,987

Software - 3.65%
Microsoft Corp.	879,611	114,877,197
Oracle Corp.	1,738,159	96,172,337
Teradata Corp.A	146,594	6,665,629

		217,715,163

Technology Hardware, Storage & Peripherals - 0.71%
Hewlett Packard Enterprise Co.	2,671,144	42,230,787

Total Information Technology		602,162,552

Materials - 5.01%

Chemicals - 3.67%
Air Products & Chemicals, Inc.	295,433	60,797,157
Dow, Inc.A	361,798	20,524,800
DowDuPont, Inc.	1,635,149	62,871,479
Eastman Chemical Co.	264,226	20,842,147
Huntsman Corp.	597,400	13,286,176
PPG Industries, Inc.	231,570	27,209,475
Sherwin-Williams Co.	29,877	13,588,956

		219,120,190

Containers & Packaging - 0.86%
Crown Holdings, Inc.A	522,500	30,372,925
International Paper Co.	448,286	20,984,268

		51,357,193

Metals & Mining - 0.48%
Freeport-McMoRan, Inc.	752,600	9,264,506
Newmont Goldcorp Corp.	617,300	19,173,338

		28,437,844

Total Materials		298,915,227

See accompanying notes

11

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.33% (continued)

Real Estate - 0.09%

Equity Real Estate Investment Trusts (REITs) - 0.09%
Public Storage	24,587	$5,438,153

Utilities - 3.10%

Electric Utilities - 2.58%
Duke Energy Corp.	303,595	27,663,576
Entergy Corp.	455,815	44,168,473
FirstEnergy Corp.	316,257	13,292,282
PPL Corp.	607,354	18,955,518
Southern Co.	800,590	42,607,400
Xcel Energy, Inc.	118,778	6,710,957

		153,398,206

Multi-Utilities - 0.52%
Dominion Energy, Inc.	400,000	31,148,001

Total Utilities		184,546,207

Total Common Stocks (Cost $4,459,758,527)		5,803,096,610

SHORT-TERM INVESTMENTS - 2.65% (Cost $157,982,760)

Investment Companies - 2.65%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	157,982,760	157,982,760

SECURITIES LENDING COLLATERAL - 0.37% (Cost $22,374,644)

Investment Companies - 0.37%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	22,374,644	22,374,644

TOTAL INVESTMENTS - 100.35% (Cost $4,640,115,931)		5,983,454,014
LIABILITIES, NET OF OTHER ASSETS - (0.35%)		(21,136,242)

TOTAL NET ASSETS - 100.00%		$5,962,317,772

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at April 30, 2019.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

LP - Limited Partnership.

MLP - Master Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2019:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	1,008	June 2019	$142,369,713	$148,604,400	$6,234,687

			$142,369,713	$148,604,400	$6,234,687

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

See accompanying notes

12

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,803,096,610	$-	$-	$5,803,096,610
Short-Term Investments	157,982,760	-	-	157,982,760
Securities Lending Collateral	22,374,644	-	-	22,374,644

Total Investments in Securities - Assets	$5,983,454,014	$-	$-	$5,983,454,014

Financial Derivative Instruments - Assets
Futures Contracts	$6,234,687	$-	$-	$6,234,687

Total Financial Derivative Instruments - Assets	$6,234,687	$-	$-	$6,234,687

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

13

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2019 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$5,803,096,610
Investments in affiliated securities, at fair value‡	180,357,404
Deposits with broker for futures contracts	510,637
Dividends and interest receivable	6,768,895
Receivable for investments sold	7,080,388
Receivable for fund shares sold	20,894,461
Receivable for tax reclaims	362,281
Receivable for variation margin on open futures contracts (Note 5)	6,236,966
Prepaid expenses	218,302

Total assets	6,025,525,944

Liabilities:
Payable for investments purchased	6,663,170
Payable for fund shares redeemed	28,707,797
Payable for expense reimbursement (Note 2)	24,011
Management and sub-advisory fees payable (Note 2)	4,802,103
Service fees payable (Note 2)	238,352
Transfer agent fees payable (Note 2)	96,228
Payable upon return of securities loaned (Note 9)§	22,374,644
Custody and fund accounting fees payable	121,271
Professional fees payable	76,719
Trustee fees payable (Note 2)	36,438
Payable for prospectus and shareholder reports	49,640
Other liabilities	17,799

Total liabilities	63,208,172

Net assets	$5,962,317,772

Analysis of net assets:
Paid-in-capital	$4,498,354,961
Total distributable earnings (deficits)A	1,463,962,811

Net assets	$5,962,317,772

See accompanying notes

14

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2019 (Unaudited)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	127,578,547

Y Class	11,261,730

Investor Class	51,765,837

Advisor Class	2,757,129

A Class	2,218,738

C Class	280,039

R6 Class	24,632,137

Net assets:
Institutional Class	$3,523,931,150

Y Class	$308,767,323

Investor Class	$1,317,817,984

Advisor Class	$69,213,245

A Class	$55,643,805

C Class	$6,982,915

R6 Class	$679,961,350

Net asset value, offering and redemption price per share:
Institutional Class	$27.62

Y Class	$27.42

Investor Class	$25.46

Advisor Class	$25.10

A Class	$25.08

A Class (offering price)	$26.61

C Class	$24.94

R6 Class	$27.60

† Cost of investments in unaffiliated securities	$4,459,758,527
‡ Cost of investments in affiliated securities	$180,357,404
§ Fair value of securities on loan	$21,266,567

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

15

American Beacon Large Cap Value FundSM

Statement of Operations

For the period ended April 30, 2019 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$78,129,058
Dividend income from affiliated securities (Note 8)	2,169,345
Interest income	115,455
Income derived from securities lending (Note 9)	51,153

Total investment income	80,465,011

Expenses:
Management and sub-advisory fees (Note 2)	15,319,266
Transfer agent fees:
Institutional Class (Note 2)	566,400
Y Class (Note 2)	176,651
Investor Class	24,832
Advisor Class	1,552
A Class	954
R6 Class	6,183
Custody and fund accounting fees	310,431
Professional fees	137,965
Registration fees and expenses	67,292
Service fees (Note 2):
Investor Class	2,390,165
Advisor Class	81,627
A Class	35,172
C Class	3,776
Distribution fees (Note 2):
Advisor Class	79,992
A Class	61,663
C Class	32,866
Prospectus and shareholder report expenses	145,352
Trustee fees (Note 2)	197,452
Other expenses	247,551

Total expenses	19,887,142

Net fees waived and expenses recouped (Note 2)	24,011

Net expenses	19,911,153

Net investment income	60,553,858

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	143,666,715
Commission recapture (Note 1)	38,477
Foreign currency transactions	(8,939)
Futures contracts	(1,845,538)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	173,158,015
Futures contracts	17,852,073

Net gain from investments	332,860,803

Net increase in net assets resulting from operations	$393,414,661

† Foreign taxes	$649,958

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

16

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$60,553,858	$120,020,703
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	141,850,715	496,658,492
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, and futures contracts	191,010,088	(479,861,151)

Net increase in net assets resulting from operations	393,414,661	136,818,044

Distributions to shareholders:
Total retained earnings:
Institutional Class	(307,696,338)	(459,420,239)
Y Class	(24,499,396)	(38,692,156)
Investor Class	(128,259,878)	(196,784,505)
Advisor Class	(5,201,321)	(8,664,880)
A Class	(4,356,396)	(4,240,901)
C Class	(544,161)	(808,195)
R6 Class	(48,893,430)	(17,634,896)

Net distributions to shareholders	(519,450,920)	(726,245,772)

Capital share transactions (Note 11):
Proceeds from sales of shares	427,488,844	1,360,517,349
Reinvestment of dividends and distributions	486,264,603	686,933,740
Cost of shares redeemed	(1,013,094,501)	(2,588,058,224)

Net (decrease) in net assets from capital share transactions	(99,341,054)	(540,607,135)

Net (decrease) in net assets	(225,377,313)	(1,130,034,863)

Net assets:
Beginning of period	6,187,695,085	7,317,729,948

End of period	$5,962,317,772	$6,187,695,085

See accompanying notes

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2019, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon Large Cap Value Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended April 30, 2019, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors—sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable.

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Hotchkis and Wiley Capital Management, LLC; and Massachusetts Financial Services Company (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2019 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$10,107,313
Sub-Advisor Fees	0.18%	5,211,953

Total	0.53%	$15,319,266

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended April 30, 2019, the Manager received securities lending fees of $7,065 for the securities lending activities of the Fund. Please see Note 9 for more information on securities lending.

Distribution Plans

The Fund, except for the Advisor, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Large Cap Value	$688,509

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

As of April 30, 2019, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Large Cap Value	$46,540

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2019, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
Large Cap Value	$95,767	$22,431	$118,198

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2019, the Fund participated as a lender by loaning an average amount of $6,440,147 for 75 days at an average interest rate of 3.03% with interest charges earned of $39,324. This amount is included in “Interest income” on the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended April 30, 2019, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	11/1/2018 - 4/30/2019	Reimbursed Expenses	(Recouped) Expenses
Large Cap Value	R6	0.58%	$-	(24,011)	2022

Of these amounts, $24,011 was disclosed as a payable to the Manager on the Statement of Assets and Liabilities at April 30, 2019.

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Large Cap Value	$1,950	$-	$-	2020
Large Cap Value	$22,061	$7,246	$-	2021

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended April 30, 2019, RID collected $374 from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2019, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2019, CDSC fees of $74 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate

24

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

4.  Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships; Master Limited Partnerships

The Fund may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. An MLP also may be an entity similar to a limited partnership, such as a limited liability

26

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

company, which has a manager or managing member and non-managing members (who are like limited partners). The general partner or partners are jointly and severally responsible for the liabilities of the MLP. The Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2019, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2019
Large Cap Value	1,434

27

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2019:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$6,234,687	6,234,687

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(1,845,538)	$(1,845,538)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$17,852,073	$17,852,073

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2019.

Offsetting of Financial and Derivative Assets as of April 30, 2019:
	Assets	Liabilities
Futures Contracts(1)	$6,234,687	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$6,234,687	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(6,234,687)	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$22,374,644	$-	$-	$-	$22,374,644

Total Borrowings	$22,374,644	$-	$-	$-	$22,374,644

Gross amount of recognized liabilities for securities lending transactions					$22,374,644

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

28

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

29

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

In response to the financial crisis, the U.S. and other governments, the Federal Reserve, and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline overtime, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In

30

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invests in shares of other registered investment companies, the Funds will indirectly bear fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

31

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2019 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value	$4,732,367,649	$1,482,228,421	$(231,142,056)	$1,251,086,365

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2018, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Large Cap Value	$756,765,284	$1,167,897,629

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2019 were as follows:

Fund	Type of Transaction	October 31, 2018 Shares/Fair Value	Purchases	Sales	April 30, 2019 Shares/Fair Value	Dividend Income
Large Cap Value	Direct	$266,324,811	$1,246,360,881	$1,354,702,932	$157,982,760	$2,169,345
Large Cap Value	Securities Lending	17,240,346	131,029,187	125,894,889	22,374,644	N/A

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored

32

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Large Cap Value	$21,266,567	$22,374,644	$-	$22,374,644

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of

33

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

(a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2019, the Fund did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Large Cap Value Fund
Shares sold	7,326,715	$186,679,111	15,590,380	$461,010,040
Reinvestment of dividends	12,176,926	280,069,287	14,507,737	424,641,445
Shares redeemed	(22,179,950)	(568,604,621)	(53,655,757)	(1,600,135,398)

Net (decrease) in shares outstanding	(2,676,309)	$(101,856,223)	(23,557,640)	$(714,483,913)

	Y Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Large Cap Value Fund
Shares sold	1,856,630	$46,450,536	3,099,705	$91,175,749
Reinvestment of dividends	1,034,674	23,631,954	1,294,567	37,646,020
Shares redeemed	(2,196,326)	(56,370,072)	(6,308,043)	(182,284,089)

Net increase (decrease) in shares outstanding	694,978	$13,712,418	(1,913,771)	$(53,462,320)

	Investor Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Large Cap Value Fund
Shares sold	2,415,167	$57,687,443	6,511,604	$180,144,427
Reinvestment of dividends	5,946,641	126,187,719	7,135,711	194,091,350
Shares redeemed	(13,771,184)	(321,580,388)	(25,281,746)	(699,918,301)

Net (decrease) in shares outstanding	(5,409,376)	$(137,705,226)	(11,634,431)	$(325,682,524)

34

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

	Advisor Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Large Cap Value Fund
Shares sold	496,251	$10,838,462	327,661	$8,945,251
Reinvestment of dividends	232,028	4,858,669	297,468	7,987,006
Shares redeemed	(391,230)	(9,568,147)	(1,295,285)	(35,519,351)

Net increase (decrease) in shares outstanding	337,049	$6,128,984	(670,156)	$(18,587,094)

	A Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Large Cap Value Fund
Shares sold	948,322	$21,504,784	652,905	$17,333,416
Reinvestment of dividends	206,632	4,320,676	156,140	4,195,476
Shares redeemed	(579,127)	(13,677,832)	(567,054)	(15,500,596)

Net increase in shares outstanding	575,827	$12,147,628	241,991	$6,028,296

	C Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Large Cap Value Fund
Shares sold	25,272	$560,380	28,678	$766,750
Reinvestment of dividends	24,011	500,403	27,603	737,547
Shares redeemed	(35,762)	(855,114)	(85,211)	(2,307,165)

Net increase (decrease) in shares outstanding	13,521	$205,669	(28,930)	$(802,868)

	R6 Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Large Cap Value Fund
Shares sold	4,117,303	$103,768,128	19,947,926	$601,141,716
Reinvestment of dividends	2,031,140	46,695,895	602,696	17,634,896
Shares redeemed	(1,622,655)	(42,438,327)	(1,767,061)	(52,393,324)

Net increase in shares outstanding	4,525,788	$108,025,696	18,783,561	$566,383,288

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

35

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional ClassA
	Six Months Ended April 30, 2019		Year Ended October 31

			2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$28.41		$30.98	$25.80	$28.38	$31.21	$27.59

Income (loss) from investment operations:
Net investment income	0.31		0.63	0.59	0.61	0.55	0.73
Net gains (losses) on investments (both realized and unrealized)	1.31		(0.07)	5.41	(0.29)	(0.70)	3.33

Total income (loss) from investment operations	1.62		0.56	6.00	0.32	(0.15)	4.06

Less distributions:
Dividends from net investment income	(0.55)		(0.55)	(0.60)	(0.52)	(0.67)	(0.44)
Distributions from net realized gains	(1.86)		(2.58)	(0.22)	(2.38)	(2.01)	-

Total distributions	(2.41)		(3.13)	(0.82)	(2.90)	(2.68)	(0.44)

Net asset value, end of period	$27.62		$28.41	$30.98	$25.80	$28.38	$31.21

Total returnB	7.42	%C	1.51%	23.60%	1.69%	(0.76)%	14.89%

Ratios and supplemental data:
Net assets, end of period	$3,523,931,150		$3,700,700,522	$4,765,771,483	$5,137,688,375	$6,198,883,300	$5,816,013,064
Ratios to average net assets:
Expenses, before reimbursements	0.60	%D	0.62%	0.60%	0.60%	0.58%	0.58%
Expenses, net of reimbursements	0.60	%D	0.62%	0.60%	0.60%	0.58%	0.58%
Net investment income, before expense reimbursements	2.19	%D	1.83%	1.78%	2.16%	1.88%	2.35%
Net investment income, net of reimbursements	2.19	%D	1.83%	1.78%	2.16%	1.88%	2.35%
Portfolio turnover rate	13	%C	23%	25%	25%	32%	29%

A	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

36

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2019		Year Ended October 31

			2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$28.20		$30.78	$25.64	$28.21	$31.04	$27.46

Income (loss) from investment operations:
Net investment income	0.29		0.57	0.48	0.59	0.56	0.64
Net gains (losses) on investments (both realized and unrealized)	1.31		(0.04)	5.46	(0.29)	(0.72)	3.37

Total income (loss) from investment operations	1.60		0.53	5.94	0.30	(0.16)	4.01

Less distributions:
Dividends from net investment income	(0.52)		(0.53)	(0.58)	(0.49)	(0.66)	(0.43)
Distributions from net realized gains	(1.86)		(2.58)	(0.22)	(2.38)	(2.01)	-

Total distributions	(2.38)		(3.11)	(0.80)	(2.87)	(2.67)	(0.43)

Net asset value, end of period	$27.42		$28.20	$30.78	$25.64	$28.21	$31.04

Total returnA	7.39	%B	1.42%	23.51%	1.61%	(0.80)%	14.78%

Ratios and supplemental data:
Net assets, end of period	$308,767,323		$298,017,629	$384,155,569	$349,542,346	$419,096,844	$434,880,702
Ratios to average net assets:
Expenses, before reimbursements	0.69	%C	0.68%	0.67%	0.67%	0.67%	0.67%
Expenses, net of reimbursements	0.69	%C	0.68%	0.67%	0.67%	0.67%	0.67%
Net investment income, before expense reimbursements	2.09	%C	1.77%	1.69%	2.08%	1.80%	2.24%
Net investment income, net of reimbursements	2.09	%C	1.77%	1.69%	2.08%	1.80%	2.24%
Portfolio turnover rate	13	%B	23%	25%	25%	32%	29%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

37

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2019		Year Ended October 31

			2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$26.33		$28.92	$24.13	$26.70	$29.51	$26.11

Income (loss) from investment operations:
Net investment income	0.22		0.41	0.40	0.46	0.45	0.57
Net gains (losses) on investments (both realized and unrealized)	1.22		0.02	5.12	(0.25)	(0.68)	3.18

Total income (loss) from investment operations	1.44		0.43	5.52	0.21	(0.23)	3.75

Less distributions:
Dividends from net investment income	(0.45)		(0.44)	(0.51)	(0.40)	(0.57)	(0.35)
Distributions from net realized gains	(1.86)		(2.58)	(0.22)	(2.38)	(2.01)	-

Total distributions	(2.31)		(3.02)	(0.73)	(2.78)	(2.58)	(0.35)

Net asset value, end of period	$25.46		$26.33	$28.92	$24.13	$26.70	$29.51

Total returnA	7.25	%B	1.18%	23.20%	1.33%	(1.07)%	14.50%

Ratios and supplemental data:
Net assets, end of period	$1,317,817,984		$1,505,354,807	$1,990,199,621	$2,245,534,741	$3,167,585,961	$4,158,361,296
Ratios to average net assets:
Expenses, before reimbursements	0.93	%C	0.95%	0.92%	0.93%	0.93%	0.93%
Expenses, net of reimbursements	0.93	%C	0.95%	0.92%	0.93%	0.93%	0.93%
Net investment income, before expense reimbursements	1.87	%C	1.50%	1.46%	1.84%	1.54%	2.01%
Net investment income, net of reimbursements	1.87	%C	1.50%	1.46%	1.84%	1.54%	2.01%
Portfolio turnover rate	13	%B	23%	25%	25%	32%	29%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

38

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months Ended April 30, 2019		Year Ended October 31

			2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$25.95		$28.54	$23.82	$26.40	$29.24	$25.89

Income (loss) from investment operations:
Net investment income	0.31		0.28	0.21	0.40	0.40	0.47
Net gains (losses) on investments (both realized and unrealized)	1.10		0.10	5.20	(0.22)	(0.66)	3.20

Total income (loss) from investment operations	1.41		0.38	5.41	0.18	(0.26)	3.67

Less distributions:
Dividends from net investment income	(0.40)		(0.39)	(0.47)	(0.38)	(0.57)	(0.32)
Distributions from net realized gains	(1.86)		(2.58)	(0.22)	(2.38)	(2.01)	-

Total distributions	(2.26)		(2.97)	(0.69)	(2.76)	(2.58)	(0.32)

Net asset value, end of period	$25.10		$25.95	$28.54	$23.82	$26.40	$29.24

Total returnB	7.17	%C	1.00%	23.00%	1.21%	(1.19)%	14.31%

Ratios and supplemental data:
Net assets, end of period	$69,213,245		$62,811,940	$88,196,090	$113,168,437	$140,975,319	$149,422,940
Ratios to average net assets:
Expenses, before reimbursements	1.08	%D	1.09%	1.07%	1.08%	1.07%	1.07%
Expenses, net of reimbursements	1.08	%D	1.09%	1.07%	1.08%	1.07%	1.07%
Net investment income, before expense reimbursements	1.69	%D	1.36%	1.31%	1.69%	1.40%	1.83%
Net investment income, net of reimbursements	1.69	%D	1.36%	1.31%	1.69%	1.40%	1.83%
Portfolio turnover rate	13	%C	23%	25%	25%	32%	29%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

39

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2019		Year Ended October 31

			2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$26.00		$28.61	$23.90	$26.51	$29.38	$26.03

Income (loss) from investment operations:
Net investment income	0.31		0.48	0.28	0.42	0.47	0.54
Net gains (losses) on investments (both realized and unrealized)	1.10		(0.06)	5.17	(0.21)	(0.71)	3.16

Total income (loss) from investment operations	1.41		0.42	5.45	0.21	(0.24)	3.70

Less distributions:
Dividends from net investment income	(0.47)		(0.45)	(0.52)	(0.44)	(0.62)	(0.35)
Distributions from net realized gains	(1.86)		(2.58)	(0.22)	(2.38)	(2.01)	-

Total distributions	(2.33)		(3.03)	(0.74)	(2.82)	(2.63)	(0.35)

Net asset value, end of period	$25.08		$26.00	$28.61	$23.90	$26.51	$29.38

Total returnA	7.24	%B	1.15%	23.13%	1.33%	(1.14)%	14.37%

Ratios and supplemental data:
Net assets, end of period	$55,643,805		$42,722,617	$40,073,435	$35,071,001	$39,401,153	$22,781,918
Ratios to average net assets:
Expenses, before reimbursements	0.97	%C	0.93%	0.98%	0.98%	0.97%	1.04%
Expenses, net of reimbursements	0.97	%C	0.93%	0.98%	0.98%	0.97%	1.04%
Net investment income, before expense reimbursements	1.76	%C	1.49%	1.38%	1.78%	1.48%	1.83%
Net investment income, net of reimbursements	1.76	%C	1.49%	1.38%	1.78%	1.48%	1.83%
Portfolio turnover rate	13	%B	23%	25%	25%	32%	29%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

40

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2019		Year Ended October 31

			2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$25.71		$28.27	$23.57	$26.17	$29.03	$25.81

Income (loss) from investment operations:
Net investment income	0.17		0.21	0.09	0.20	0.27	0.35
Net gains (losses) on investments (both realized and unrealized)	1.17		0.05	5.11	(0.19)	(0.70)	3.11

Total income (loss) from investment operations	1.34		0.26	5.20	0.01	(0.43)	3.46

Less distributions:
Dividends from net investment income	(0.25)		(0.24)	(0.28)	(0.23)	(0.42)	(0.24)
Distributions from net realized gains	(1.86)		(2.58)	(0.22)	(2.38)	(2.01)	-

Total distributions	(2.11)		(2.82)	(0.50)	(2.61)	(2.43)	(0.24)

Net asset value, end of period	$24.94		$25.71	$28.27	$23.57	$26.17	$29.03

Total returnA	6.84	%B	0.57%	22.27%	0.51%	(1.83)%	13.48%

Ratios and supplemental data:
Net assets, end of period	$6,982,915		$6,851,003	$8,351,349	$8,950,263	$12,389,141	$9,964,292
Ratios to average net assets:
Expenses, before reimbursements	1.68	%C	1.64%	1.72%	1.74%	1.73%	1.79%
Expenses, net of reimbursements	1.68	%C D	1.54%	1.72%	1.74%	1.73%	1.81%
Net investment income, before expense reimbursements	1.10	%C	0.79%	0.66%	1.02%	0.73%	1.09%
Net investment income, net of reimbursements	1.10	%C	0.90%	0.66%	1.02%	0.73%	1.07%
Portfolio turnover rate	13	%B	23%	25%	25%	32%	29%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

41

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	February 28, 2017A to October 31, 2017

	(unaudited)
Net asset value, beginning of period	$28.41		$30.98	$28.64

Income from investment operations:
Net investment income	0.34		0.59	0.12
Net gains (losses) on investments (both realized and unrealized)	1.27		(0.02)	2.22

Total income from investment operations	1.61		0.57	2.34

Less distributions:
Dividends from net investment income	(0.56)		(0.56)	-
Distributions from net realized gains	(1.86)		(2.58)	-

Total distributions	(2.42)		(3.14)	-

Net asset value, end of period	$27.60		$28.41	$30.98

Total returnB	7.39	%C	1.54%	8.17	%C

Ratios and supplemental data:
Net assets, end of period	$679,961,350		$571,236,567	$40,982,401
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.57	%D	0.59%	0.60	%D
Expenses, net of reimbursements or recoupments	0.58	%D	0.58%	0.58	%D
Net investment income, before expense reimbursements or recoupments	2.20	%D	1.75%	1.38	%D
Net investment income, net of reimbursements or recoupments	2.19	%D	1.76%	1.40	%D
Portfolio turnover rate	13	%C	23%	25	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

42

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43

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44

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ERNST & YOUNG LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/19

American Beacon®
FUNDS

2019 SEMI-ANNUAL REPORT

April 30, 2019

GARCIA HAMILTON QUALITY BOND FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

GARCIA HAMILTON QUALITY BOND FUND RISKS

The use of fixed-income securities entails interest rate and credit risks. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

This may contain information obtained from third parties, including ratings from credit rating agencies such as Standard & Poor’s. Reproduction and distribution of third-party content in any form is prohibited except with the prior written permission of the related third party. Third-party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD-PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD-PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS.

Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes and should not be relied on as investment advice.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds April 30, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we take our heritage as a fiduciary very seriously – and we apply that mindset to all aspects of our business as a fund manager. As a result, for more than 30 years, we have endeavored to:

▶   Identify, engage and oversee the best money managers. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style and market strategy we offer. We are committed to partnering with those we judge to be “the best of the best” when it comes to choosing sub-advisors for our mutual funds. Whether our due-diligence process results in the selection of one sub-advisor or multiple sub-advisors, we select those we believe show the greatest potential to help us meet the high standards you’ve come to expect.

▶

Offer a variety of innovative investment solutions. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced money managers who employ distinctive, proprietary investment processes to manage assets through a variety of economic and market conditions. From offering some of the first multi-manager funds, one of the first retirement income funds and the first open-ended mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process in an effort to help you grow your assets while mitigating risk.

▶

Provide a solutions-based approach to achieving long-term investment goals. We seek to provide investment solutions that might enable you to benefit from taking a more disciplined approach to investing. Our mutual funds provide access to institutional-quality, research-intensive investment managers with diverse processes and styles. Over the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals during market upswings and potentially insulate against market downswings.

Our management approach is more than a concept; it’s the cornerstone of American Beacon’s culture. And we strive to employ it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2019 (Unaudited)

The Investor Class of the American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”) returned 2.31% for the six months ended April 30, 2019, underperforming the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) return of 5.49% for the same period.

Average Annual Total Returns for the Period ended April 30, 2019

	Ticker	6 Months*	1 Year	3 Year	Since Inception (04/04/2016)
Institutional Class (1,4)	GHQIX	2.50%	3.00%	1.67%	1.46%
Y Class (1,4)	GHQYX	2.45%	2.90%	1.58%	1.36%
Investor Class (1,4)	GHQPX	2.31%	2.51%	1.29%	1.08%
R6 Class (1,3,4)	GHQRX	2.51%	3.01%	1.68%	1.46%

Bloomberg Barclays U.S. Aggregate Bond Index (2)		5.49%	5.29%	1.90%	1.97%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

3.

Fund performance for the periods represent the returns achieved by the Institutional Class from 4/4/16 through 2/28/19, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/4/16.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, and R6 Class shares were 0.69%, 0.75%, 0.92%, and 0.66%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s underperformance was primarily due to its duration management. For the period, the Fund maintained a shorter duration than the benchmark, as the subadvisor believed the market overreacted to the Government shutdown and trade tensions with China. The subadvisor disagreed with the market sentiment that a recession was imminent and that the Federal Reserve (the “Fed”) was close to cutting the Fed funds rate as the economy continued to grow, leading economic indicators remained positive, and the labor market continued to strengthen. Thus, the subadvisor felt rates were biased to move higher on positive economic data, which would give the Fed incentive to continue hiking the Fed funds rate.

In addition to active duration management, the Fund maintained a barbell yield-curve position which benefited performance as the treasury yield curve flattened. The Fund was overweight the shortest and longest durations along the curve and was underweight intermediate duration. Floating-rate corporate and agency issues were used to generate yield and protect from rising rates on the short end, and 30-year treasury bonds were used to manage overall duration and provide exposure to the long end of the curve.

From a sector-allocation perspective, the Fund was underweight Treasuries relative to the Index, which benefited performance as Treasuries underperformed spread products. The subadvisor viewed the volatility in the corporate sector in late-2018 as a buying opportunity and added to the Fund’s allocation while reducing exposure to Treasuries. The subsequent recovery in the corporates benefited the Fund as spreads tightened. The subadvisor continued to favor floating rate corporate securities as they offered attractive income with minimal interest rate risk relative to their fixed-rate counterparts.

Overall, the Fund continues to emphasize high-quality, active fixed-income investing that seeks to perform well in volatile markets and serves an important role in asset allocation.

2

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 2.500%, Due 5/15/2046		8.2
Federal Home Loan Bank, 2.480%, Due 12/18/2020, (1-mo. USD LIBOR - 0.135%)		7.6
Federal Home Loan Bank, 2.563%, Due 5/8/2020, (1-mo. USD LIBOR - 0.175%)		6.7
Apple, Inc., 3.197%, Due 2/9/2022, (3-mo. USD LIBOR + 0.500%)		4.4
United Parcel Service, Inc., 3.042%, Due 4/1/2023, (3-mo. USD LIBOR + 0.450%)		4.4
Intel Corp., 3.047%, Due 5/11/2022, (3-mo. USD LIBOR + 0.350%)		4.2
Morgan Stanley, 3.981%, Due 10/24/2023, (3-mo. USD LIBOR + 1.400%)		4.2
Citigroup, Inc., 3.783%, Due 5/17/2024, (3-mo. USD LIBOR + 1.100%)		4.1
TWDC Enterprises 18 Corp., 3.005%, Due 3/4/2022, (3-mo. USD LIBOR + 0.390%)		4.1
IBM Credit LLC, 2.852%, Due 1/20/2021, (3-mo. USD LIBOR + 0.260%)		3.2

Total Fund Holdings	38

Sector Allocation (% Investments)
Financial		28.9
U.S. Government Agency Obligations		20.9
Technology		12.1
Communications		8.5
U.S. Treasury Obligations		8.4
Industrial		8.3
Consumer, Non-Cyclical		6.8
Basic Materials		2.0
U.S. Agency Mortgage-Backed Obligations		1.6
Energy		1.3
Utilities		1.2

3

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2019 (Unaudited)

American Beacon Garcia Hamilton Quality Bond Fund

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period 11/1/2018-4/30/2019*
Institutional Class
Actual	$1,000.00	$1,025.00	$2.26
Hypothetical**	$1,000.00	$1,022.56	$2.26
Y Class
Actual	$1,000.00	$1,024.50	$2.76
Hypothetical**	$1,000.00	$1,022.07	$2.76
Investor Class
Actual	$1,000.00	$1,023.10	$4.16
Hypothetical**	$1,000.00	$1,020.68	$4.16
R6 Class***
Actual	$1,000.00	$1,008.60	$0.70
Hypothetical**	$1,000.00	$1,022.71	$2.11

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.45%, 0.55%, 0.83%, and 0.42% for the Institutional, Y, Investor, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.
***

R6 Class commenced operations on February 28, 2019. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (61), then divided by the number of days in the year (365) to reflect the period. The Ending Account Value is derived from the fund’s share class actual return since inception. The Hypothetical 5% Annual Return information reflects the (181) day period for the six months ended April 30, 2019 to allow for comparability.

5

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 67.26%

Basic Materials - 1.99%
EI du Pont de Nemours & Co., 3.109%, Due 5/1/2020, (3-mo. USD LIBOR + 0.530%)A	$6,700,000	$6,722,043

Communications - 8.23%
Comcast Corp.,
2.922%, Due 10/1/2020, (3-mo. USD LIBOR + 0.330%)A	9,645,000	9,663,113
3.227%, Due 4/15/2024, (3-mo. USD LIBOR + 0.630%)A	4,335,000	4,346,822
TWDC Enterprises 18 Corp., 3.005%, Due 3/4/2022, (3-mo. USD LIBOR + 0.390%)A	13,772,000	13,801,417

		27,811,352

Consumer, Non-Cyclical - 6.63%
Merck & Co., Inc., 3.072%, Due 2/10/2020, (3-mo. USD LIBOR + 0.375%)A	4,860,000	4,870,836
PepsiCo, Inc.,
3.119%, Due 10/6/2021, (3-mo. USD LIBOR + 0.530%)A	6,460,000	6,514,585
2.941%, Due 5/2/2022, (3-mo. USD LIBOR + 0.365%)A	7,280,000	7,297,598
UnitedHealth Group, Inc., 2.667%, Due 10/15/2020, (3-mo. USD LIBOR + 0.070%)A	3,720,000	3,712,351

		22,395,370

Energy - 1.23%
Chevron Corp., 3.214%, Due 11/15/2021, (3-mo. USD LIBOR + 0.530%)A	4,140,000	4,173,956

Financial - 28.12%
American Express Co., 3.189%, Due 8/1/2022, (3-mo. USD LIBOR + 0.610%)A	6,600,000	6,599,993
American Express Credit Corp., 3.315%, Due 3/3/2022, (3-mo. USD LIBOR + 0.700%)A	7,068,000	7,102,106
Bank of America Corp.,
3.252%, Due 6/25/2022, (3-mo. USD LIBOR + 0.650%)A	3,820,000	3,828,481
3.752%, Due 1/20/2023, (3-mo. USD LIBOR + 1.160%)A	3,700,000	3,749,143
Citigroup, Inc., 3.783%, Due 5/17/2024, (3-mo. USD LIBOR + 1.100%)A	13,584,000	13,714,607
Fifth Third Bank, 3.219%, Due 2/1/2022, (3-mo. USD LIBOR + 0.640%)A	5,580,000	5,592,017
Goldman Sachs Group, Inc.,
3.363%, Due 10/31/2022, (3-mo. USD LIBOR + 0.780%)A	7,990,000	7,994,211
4.229%, Due 11/29/2023, (3-mo. USD LIBOR + 1.600%)A	4,080,000	4,179,913
JPMorgan Chase & Co.,
3.480%, Due 4/25/2023, (3-mo. USD LIBOR + 0.900%)A	6,645,000	6,681,347
3.811%, Due 10/24/2023, (3-mo. USD LIBOR + 1.230%)A	7,000,000	7,102,900
Manufacturers & Traders Trust Co., 3.304%, Due 5/18/2022, (3-mo. USD LIBOR + 0.610%)A	7,390,000	7,383,569
Morgan Stanley, 3.981%, Due 10/24/2023, (3-mo. USD LIBOR + 1.400%)A	13,979,000	14,258,669
Wells Fargo & Co., 3.691%, Due 1/24/2023, (3-mo. USD LIBOR + 1.110%)A	6,795,000	6,882,281

		95,069,237

Industrial - 8.12%
John Deere Capital Corp.,
2.897%, Due 6/22/2020, (3-mo. USD LIBOR + 0.290%)A	8,665,000	8,694,240
3.157%, Due 6/7/2023, (3-mo. USD LIBOR + 0.550%)A	3,935,000	3,932,335
United Parcel Service, Inc., 3.042%, Due 4/1/2023, (3-mo. USD LIBOR + 0.450%)A	14,770,000	14,807,798

		27,434,373

Technology - 11.73%
Apple, Inc., 3.197%, Due 2/9/2022, (3-mo. USD LIBOR + 0.500%)A	14,585,000	14,723,181
IBM Credit LLC, 2.852%, Due 1/20/2021, (3-mo. USD LIBOR + 0.260%)A	10,790,000	10,792,589
Intel Corp., 3.047%, Due 5/11/2022, (3-mo. USD LIBOR + 0.350%)A	14,090,000	14,141,292

		39,657,062

Utilities - 1.21%
Consolidated Edison Co. of New York, Inc., 3.002%, Due 6/25/2021, Series C, (3-mo. USD LIBOR + 0.400%)A	4,080,000	4,084,637

Total Corporate Obligations (Cost $226,582,183)		227,348,030

See accompanying notes

6

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.51%
Federal Home Loan Mortgage Corp., 4.500%, Due 12/1/2034	$2,553,978	$2,714,275
Federal National Mortgage Association,
5.500%, Due 1/1/2024	1,499,102	1,557,122
5.000%, Due 7/1/2026	827,254	843,440

Total U.S. Agency Mortgage-Backed Obligations (Cost $5,194,256)		5,114,837

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.33%
Federal Farm Credit Banks,
2.531%, Due 2/10/2020, (1-mo. USD LIBOR + 0.050%)A	4,075,000	4,077,132
2.404%, Due 5/11/2020, (1-mo. USD LIBOR - 0.080%)A	7,160,000	7,153,923
Federal Home Loan Bank,
2.563%, Due 5/8/2020, (1-mo. USD LIBOR - 0.175%)A	22,630,000	22,616,597
2.480%, Due 12/18/2020, (1-mo. USD LIBOR - 0.135%)A	25,750,000	25,717,312
2.467%, Due 1/4/2021, (1-mo. USD LIBOR - 0.135%)A	9,165,000	9,152,469

Total U.S. Government Agency Obligations (Cost $68,784,073)		68,717,433

U.S. TREASURY OBLIGATIONS - 8.16% (Cost $26,269,831)
U.S. Treasury Notes/Bonds, 2.500%, Due 5/15/2046	30,040,000	27,595,730

	Shares

SHORT-TERM INVESTMENTS - 2.26% (Cost $7,637,461)

Investment Companies - 2.26%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%B C	7,637,461	7,637,461

TOTAL INVESTMENTS - 99.52% (Cost $334,467,804)		336,413,491
OTHER ASSETS, NET OF LIABILITIES - 0.48%		1,607,142

TOTAL NET ASSETS - 100.00%		$338,020,633

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2019.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

LLC - Limited Liability Company.

LIBOR – London Interbank Offered Rate.

PRIME – A rate, charged by banks, based on the U.S. Federal Funds rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$227,348,030	$-	$227,348,030
U.S. Agency Mortgage-Backed Obligations	-	5,114,837	-	5,114,837
U.S. Government Agency Obligations	-	68,717,433	-	68,717,433
U.S. Treasury Obligations	-	27,595,730	-	27,595,730
Short-Term Investments	7,637,461	-	-	7,637,461

Total Investments in Securities - Assets	$7,637,461	$328,776,030	$-	$336,413,491

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

7

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Assets and Liabilities

April 30, 2019 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$328,776,030
Investments in affiliated securities, at fair value‡	7,637,461
Cash	69,617
Interest receivable	1,569,736
Receivable for fund shares sold	337,930
Receivable for expense reimbursement (Note 2)	55,663
Prepaid expenses	56,207

Total assets	338,502,644

Liabilities:
Payable for fund shares redeemed	115,768
Dividends payable	157,927
Management and sub-advisory fees payable (Note 2)	150,896
Service fees payable (Note 2)	2,854
Transfer agent fees payable (Note 2)	11,228
Custody and fund accounting fees payable	3,361
Professional fees payable	32,366
Payable for prospectus and shareholder reports	3,304
Other liabilities	4,307

Total liabilities	482,011

Net assets	$338,020,633

Analysis of net assets:
Paid-in-capital	$339,366,412
Total distributable earnings (deficits)A	(1,345,779)

Net assets	$338,020,633

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	30,490,534

Y Class	2,187,013

Investor Class	1,410,528

R6 ClassB	10,178

Net assets:
Institutional Class	$302,262,810

Y Class	$21,672,687

Investor Class	$13,984,278

R6 ClassB	$100,858

Net asset value, offering and redemption price per share:
Institutional Class	$9.91

Y Class	$9.91

Investor Class	$9.91

R6 ClassB	$9.91

† Cost of investments in unaffiliated securities	$326,830,343
‡ Cost of investments in affiliated securities	$7,637,461

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B Class commenced operations February 28, 2019 (Note 1).

See accompanying notes

8

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Operations

For the period ended April 30, 2019 (Unaudited)

Investment income:
Dividend income from affiliated securities (Note 7)	$140,865
Interest income	4,249,391

Total investment income	4,390,256

Expenses:
Management and sub-advisory fees (Note 2)	819,564
Transfer agent fees:
Institutional Class (Note 2)	42,008
Y Class (Note 2)	7,771
Investor Class	659
R6 ClassA	61
Custody and fund accounting fees	23,688
Professional fees	22,635
Registration fees and expenses	26,485
Service fees (Note 2):
Investor Class	26,499
Prospectus and shareholder report expenses	7,645
Trustee fees (Note 2)	7,597
Other expenses	9,112

Total expenses	993,724

Net fees waived and expenses (reimbursed) (Note 2)	(291,740)

Net expenses	701,984

Net investment income	3,688,272

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesB	153,946
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesC	3,574,790

Net gain from investments	3,728,736

Net increase in net assets resulting from operations	$7,417,008

A Class commenced operations February 28, 2019.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$3,688,272	$3,376,947
Net realized gain (loss) from investments in unaffiliated securities	153,946	(780,123)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	3,574,790	(1,810,001)

Net increase in net assets resulting from operations	7,417,008	786,823

Distributions to shareholders:
Total retained earnings:
Institutional Class	(3,414,058)	(3,305,504)
Y Class	(192,124)	(59,124)
Investor Class	(135,681)	(165,821)
R6 ClassA	(455)	–

Net distributions to shareholders	(3,742,318)	(3,530,449)

Capital share transactions (Note 9):
Proceeds from sales of shares	103,461,905	128,042,724
Reinvestment of dividends and distributions	2,982,316	3,065,757
Cost of shares redeemed	(21,699,352)	(24,196,699)

Net increase in net assets from capital share transactions	84,744,869	106,911,782

Net increase in net assets	88,419,559	104,168,156

Net assets:
Beginning of period	249,601,074	145,432,918

End of period	$338,020,633	$249,601,074

A Commencement of operations February 28, 2019.

See accompanying notes

10

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2019, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended April 30, 2019, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

On February 28, 2019, the Fund created the R6 Class, a new class made available for sale to retirement plans pursuant to an amendment to the Fund’s registrations statement filed with the U.S. Securities and Exchange Commission (“SEC”). Refer to the Fund’s prospectus for more details.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

11

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income of the Fund will normally be declared daily and paid monthly. The Funds final distribution (annual) for each taxable year will include any remaining investment company taxable income undistributed during the year, as well as all net capital gains realized during the year. The daily and annual distributions are recorded on the Fund’s books on ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

12

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Garcia Hamilton & Associates, L.P. (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.20%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2019 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$521,332
Sub-Advisor Fees	0.20%	298,232

Total	0.55%	$819,564

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

13

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$46,948

As of April 30, 2019, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$10,308

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2019, the Manager earned fees on the Fund’s direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Garcia Hamilton Quality Bond	$6,388

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the Fund because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2019, the Fund did not utilize the credit facility.

14

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended April 30, 2019, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	11/1/2018 - 4/30/2019	Reimbursed Expenses	(Recouped) Expenses
Garcia Hamilton Quality Bond	Institutional	0.45%	$265,252	$-	2022
Garcia Hamilton Quality Bond	Y	0.55%	12,740	-	2022
Garcia Hamilton Quality Bond	Investor	0.83%	13,651	-	2022
Garcia Hamilton Quality Bond	R6(1)	0.42%	97	-	2022

(1) Effective February 28, 2019.

Of these amounts, $55,663 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at April 30, 2019.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	$-	$248,391	$-	2019
Garcia Hamilton Quality Bond	-	334,782	-	2020
Garcia Hamilton Quality Bond	-	410,947	-	2021

Trustee Fees and Expenses

As compensation for their service to the Trusts, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

15

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

16

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed

17

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

18

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, London Interbank Offered Rate (“LIBOR”) or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Interest Rate Risk

Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of the Fund’s fixed-income investments typically will fall when interest rates rise. The Fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of seven years, a 1% increase in interest rates could be expected to result in a 7% decrease in the value of the bond. Yields of debt securities will fluctuate over time. Following the financial crisis that started in 2008, the Federal Reserve attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to each other overnight) at or near zero percent. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase rates in the future. Interest rates may rise significantly and/or rapidly, potentially resulting insubstantial losses to the Fund. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund’s performance to the extent the Fund is exposed to such interest rates.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Liquidity Risk

When there is little or no active trading market for a specific security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments, the Federal Reserve, and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the

20

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline overtime, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, credit risk, extension risk and prepayment risk. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Other Investment Companies Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises, are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be:(i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (“Ginnie Mae”); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S.Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent a Fund holds securities of such issuer, it might not be able to recover its investment from the U.S. Government.

21

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Prepayment Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of asset-backed securities, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility.

Redemption Risk

A Fund may experience periods of heavy redemptions that could cause a Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a Fund, have short investment horizons,or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt a Fund’s performance. This risk is heightened if a Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause a Fund to have to distribute substantial capital gains.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase. To the extent a Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults,extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises, are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be:(i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (“Ginnie Mae”); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support

22

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

to U.S.Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent a Fund holds securities of such issuer, it might not be able to recover its investment from the U.S. Government.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the three year period ended October 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2019 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Garcia Hamilton Quality Bond	$334,767,129	$1,891,346	$(244,984)	$1,646,362

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2018, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Garcia Hamilton Quality Bond	$1,967,308	$1,124,741

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Garcia Hamilton Quality Bond	$159,221,121	$60,108,750	$34,873,389	$71,135,258

23

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2019 were as follows:

Fund	Type of Transaction	October 31, 2018 Shares/Fair Value	Purchases	Sales	April 30, 2019 Shares/Fair Value	Dividend Income
Garcia Hamilton Quality Bond	Direct	$27,218,440	$188,937,836	$208,518,815	$7,637,461	$140,865

8.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2019, the Fund did not utilize this facility.

24

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

9.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended April 30, 2019				Year Ended October 31, 2018
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares		Amount		Shares	Amount
Shares sold	8,165,715		$80,414,003		12,598,631	$124,573,816
Reinvestment of dividends	268,919		2,655,302		287,808	2,842,265
Shares redeemed	(1,934,490)		(19,055,891)		(2,278,673)	(22,493,423)

Net increase in shares outstanding	6,500,144		$64,013,414		10,607,766	$104,922,658

	Y Class
	Six Months Ended April 30, 2019				Year Ended October 31, 2018
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares		Amount		Shares	Amount
Shares sold	1,947,136		$19,148,199		77,645	$766,204
Reinvestment of dividends	19,312		190,889		5,845	57,695
Shares redeemed	(156,067)		(1,541,813)		(23,305)	(230,768)

Net increase in shares outstanding	1,810,381		$17,797,275		60,185	$593,131

	Investor Class
	Six Months Ended April 30, 2019				Year Ended October 31, 2018
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares		Amount		Shares	Amount
Shares sold	385,928		$3,799,703		273,789	$2,702,704
Reinvestment of dividends	13,739		135,670		16,784	165,797
Shares redeemed	(111,913)		(1,101,648)		(149,158)	(1,472,508)

Net increase in shares outstanding	287,754		$2,833,725		141,415	$1,395,993

	R6 Class
	February 28, 2019A to April 30, 2019
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares		Amount
Shares sold	10,132	B	$100,000	B
Reinvestment of dividends	46		455

Net increase in shares outstanding	10,178		$100,455

A Commencement of operations.

B Seed capital was received in the amount of $100,000 for the R6 Class. As a result, shares were issued in the amount of 10,132 for R6 Class.

10.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

25

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	Year Ended October 31, 2017	April 4, 2016A to October 31, 2016

	(unaudited)
Net asset value, beginning of period	$9.79		$9.91	$9.98	$10.00

Income (loss) from investment operations:
Net investment income	0.13		0.20	0.14	0.05
Net gains (losses) on investments (both realized and unrealized)	0.11		(0.13)	(0.05)	(0.02)

Total income (loss) from investment operations	0.24		0.07	0.09	0.03

Less distributions:
Dividends from net investment income	(0.12)		(0.19)	(0.15)	(0.05)
Distributions from net realized gains	-		-	(0.01)	-

Total distributions	(0.12)		(0.19)	(0.16)	(0.05)

Net asset value, end of period	$9.91		$9.79	$9.91	$9.98

Total returnB	2.50	%C	0.74%	0.91%	0.34	%C

Ratios and supplemental data:
Net assets, end of period	$302,262,810		$234,919,975	$132,575,412	$124,032,604
Ratios to average net assets:
Expenses, before reimbursements	0.65	%D	0.69%	0.70%	1.06	%D
Expenses, net of reimbursements	0.45	%D	0.45%	0.45%	0.45	%D
Net investment income, before expense reimbursements	2.29	%D	1.68%	1.12%	0.29	%D
Net investment income, net of reimbursements	2.49	%D	1.92%	1.37%	0.91	%D
Portfolio turnover rate	40%		143%	52%	40	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

See accompanying notes

26

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,	Year Ended October 31,	April 4, 2016A to October 31,
	2019		2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$9.79		$9.90	$9.98	$10.00

Income (loss) from investment operations:
Net investment income	0.14		0.18	0.13	0.05
Net gains (losses) on investments (both realized and unrealized)	0.10		(0.11)	(0.06)	(0.02)

Total income (loss) from investment operations	0.24		0.07	0.07	0.03

Less distributions:
Dividends from net investment income	(0.12)		(0.18)	(0.14)	(0.05)
Distributions from net realized gains	-		-	(0.01)	-

Total distributions	(0.12)		(0.18)	(0.15)	(0.05)

Net asset value, end of period	$9.91		$9.79	$9.90	$9.98

Total returnB	2.45	%C	0.74%	0.71%	0.29	%C

Ratios and supplemental data:
Net assets, end of period	$21,672,687		$3,685,857	$3,133,476	$3,265,315
Ratios to average net assets:
Expenses, before reimbursements	0.71	%D	0.75%	0.77%	1.29	%D
Expenses, net of reimbursements	0.55	%D	0.55%	0.55%	0.55	%D
Net investment income, before expense reimbursements	2.28	%D	1.58%	1.05%	0.11	%D
Net investment income, net of reimbursements	2.44	%D	1.78%	1.27%	0.85	%D
Portfolio turnover rate	40%		143%	52%	40	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

See accompanying notes

27

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,	Year Ended October 31,	April 4, 2016A to October 31,
	2019		2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$9.79		$9.91	$9.99	$10.00

Income (loss) from investment operations:
Net investment income	0.11		0.15	0.10	0.03
Net gains (losses) on investments (both realized and unrealized)	0.11		(0.11)	(0.06)	(0.01)

Total income (loss) from investment operations	0.22		0.04	0.04	0.02

Less distributions:
Dividends from net investment income	(0.10)		(0.16)	(0.11)	(0.03)
Distributions from net realized gains	-		-	(0.01)	-

Total distributions	(0.10)		(0.16)	(0.12)	(0.03)

Net asset value, end of period	$9.91		$9.79	$9.91	$9.99

Total returnB	2.31	%C	0.36%	0.43%	0.24	%C

Ratios and supplemental data:
Net assets, end of period	$13,984,278		$10,995,242	$9,724,030	$8,594,617
Ratios to average net assets:
Expenses, before reimbursements	1.05	%D	0.92%	0.94%	1.19	%D
Expenses, net of reimbursements	0.83	%D	0.83%	0.83%	0.83	%D
Net investment income, before expense reimbursements	1.90	%D	1.41%	0.89%	0.21	%D
Net investment income, net of reimbursements	2.12	%D	1.50%	0.99%	0.57	%D
Portfolio turnover rate	40%		143%	52%	40	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

See accompanying notes

28

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	February 28, 2019A through April 30,
	2019

	(unaudited)
Net asset value, beginning of period	$9.87

Income from investment operations:
Net investment income	0.04
Net gains on investments (both realized and unrealized)	0.04

Total income from investment operations	0.08

Less distributions:
Dividends from net investment income	(0.04)

Total distributions	(0.04)

Net asset value, end of period	$9.91

Total returnB	0.86	%C

Ratios and supplemental data:
Net assets, end of period	$100,858
Ratios to average net assets:
Expenses, before reimbursements	1.03	%D
Expenses, net of reimbursements	0.42	%D
Net investment income, before expense reimbursements	2.14	%D
Net investment income, net of reimbursements	2.75	%D
Portfolio turnover rate	40%

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

29

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32

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/19

American Beacon®
FUNDS

2019 SEMI-ANNUAL REPORT

April 30, 2019

INTERNATIONAL EQUITY FUND

TOCQUEVILLE INTERNATIONAL VALUE FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

INTERNATIONAL EQUITY FUND RISKS

Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

TOCQUEVILLE INTERNATIONAL VALUE FUND RISKS

Investing in foreign securities including emerging markets may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds April 30, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we take our heritage as a fiduciary very seriously – and we apply that mindset to all aspects of our business as a fund manager. As a result, for more than 30 years, we have endeavored to:

▶   Identify, engage and oversee the best money managers. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style and market strategy we offer. We are committed to partnering with those we judge to be “the best of the best” when it comes to choosing sub-advisors for our mutual funds. Whether our due-diligence process results in the selection of one sub-advisor or multiple sub-advisors, we select those we believe show the greatest potential to help us meet the high standards you’ve come to expect.

▶

Offer a variety of innovative investment solutions. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced money managers who employ distinctive, proprietary investment processes to manage assets through a variety of economic and market conditions. From offering some of the first multi-manager funds, one of the first retirement income funds and the first open-ended mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process in an effort to help you grow your assets while mitigating risk.

▶

Provide a solutions-based approach to achieving long-term investment goals. We seek to provide investment solutions that might enable you to benefit from taking a more disciplined approach to investing. Our mutual funds provide access to institutional-quality, research-intensive investment managers with diverse processes and styles. Over the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals during market upswings and potentially insulate against market downswings.

Our management approach is more than a concept; it’s the cornerstone of American Beacon’s culture. And we strive to employ it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon International Equity FundSM

Performance Overview

April 30, 2019 (Unaudited)

The Investor Class of the American Beacon International Equity Fund (the “Fund”) returned 4.90% for the six months ended April 30, 2019. The Fund underperformed the MSCI EAFE Index (the “Index”) return of 7.45%.

Average Annual Total Returns for the Period ended April 30, 2019

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,8)	AAIEX	5.12%	(5.67)%	5.79%	1.30%	7.73%
Y Class (1,2,8)	ABEYX	5.04%	(5.74)%	5.72%	1.22%	7.64%
Investor Class (1,8)	AAIPX	4.90%	(6.01)%	5.41%	0.94%	7.36%
Advisor Class (1,3,8)	AAISX	4.81%	(6.15)%	5.30%	0.82%	7.19%
R6 Class (1,6,8)	AAERX	5.10%	(5.63)%	5.83%	1.32%	7.75%
A without Sales Charge (1,4,8)	AIEAX	4.86%	(6.05)%	5.36%	0.90%	7.27%
A with Sales Charge (1,4,8) .	AIEAX	(1.17)%	(11.46)%	3.31%	(0.29)%	6.64%
C without Sales Charge (1,5,8)	AILCX	4.50%	(6.69)%	4.60%	0.16%	6.57%
C with Sales Charge (1,5,8) .	AILCX	3.50%	(7.69)%	4.60%	0.16%	6.57%

MSCI EAFE Index (7)		7.45%	(3.22)%	7.24%	2.60%	7.95%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the Institutional Class of the Fund was waived from 2013 through 2015. Performance prior to waiving fees was lower than actual returns shown for 2013 through 2015.

2.

Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/09 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/09.

3.	A portion of the fees charged to the Advisor Class of the Fund was waived in 2007 and 2009. Performance prior to waiving fees was lower than the actual returns shown for these periods.

4.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/09 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/09. A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2012. The maximum sales charge for A Class is 5.75%.

5.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/09 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/09. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012, partially recovered in 2013, and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.

Fund performance for the three-year, five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/09 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/09. A portion of the fees charged to the R6 Class of the Fund has been waived since Class inception (February 28, 2017). Performance prior to waiving fees was lower than the actual returns shown since inception.

7.

The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.

8.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and R6 Class shares were 0.74%, 0.81%, 1.07%, 1.21%, 1.09%, 1.82%, and 0.71%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon International Equity FundSM

Performance Overview

April 30, 2019 (Unaudited)

The Fund underperformed the Index over the six-month period due to both stock selection and country allocation, to a much lesser degree.

Stock selections within Japan and Hong Kong negatively contributed to the Fund’s relative performance over the six-month period, despite value gained through selections in Denmark. The Fund was hurt by investments in Takeda Pharmaceutical Co., Ltd. (down 6.5%) and KDDI Corp. (down 13.1%) within Japan, and from its investments in China Mobile Ltd. (up 1.7%) and CK Hutchison Holdings Ltd. (up 4.5%) within Hong Kong. Positive contributions came from well-performing investments in Denmark including Vestas Wind Systems A/S (up 46.8%) and Carlsberg AS, Class B (up 19.1%).

Country allocation also weighed on the Fund’s relative performance, particularly by its allocation to off-index Korea (up 6.8%) and underweight to Australia (up 10.1%). Underweighting Japan (up 1.6%) helped to partially offset the Fund’s relative performance during the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings (% Net Assets)
Novartis AG		2.4
Volkswagen AG		2.2
Prudential PLC		2.0
SAP SE		1.9
BNP Paribas S.A.		1.8
Samsung Electronics Co., Ltd.		1.8
Takeda Pharmaceutical Co., Ltd.		1.8
BP PLC		1.6
Sumitomo Mitsui Financial Group, Inc.		1.6
UniCredit SpA		1.6

Total Fund Holdings	150

Sector Allocation (% Equities)
Financials		21.0
Industrials		16.1
Health Care		10.7
Communication Services		9.2
Energy		9.1
Materials		7.9
Consumer Discretionary		7.7
Consumer Staples		6.7
Information Technology		6.7
Utilities		3.1
Real Estate		1.8

3

American Beacon International Equity FundSM

Performance Overview

April 30, 2019 (Unaudited)

Country Allocation (% Equities)
United Kingdom	21.2
Japan	14.1
France	11.6
Germany	11.0
Netherlands	7.0
Canada	5.5
Switzerland	5.5
Republic of Korea	3.9
Italy	2.4
Ireland	2.2
Denmark	1.8
Singapore	1.8
United States	1.8
China	1.3
Norway	1.3
Sweden	1.3
Hong Kong	1.2
Belgium	1.0
Australia	0.9
Finland	0.9
Israel	0.9
Spain	0.8
Luxembourg	0.6

4

American Beacon Tocqueville International Value FundSM

Performance Overview

April 30, 2019 (Unaudited)

The Investor Class returned 7.65% for the six-month period ending April 30, 2019, which outperformed the MSCI EAFE Index (the “Index”) return of 7.45%.

Total Returns for the Period ended April 30, 2019

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,3,5)	TOVIX	7.78%	(6.71)%	4.83%	3.34%	9.21%
Y Class (1,2,5)	TOVYX	7.72%	(6.77)%	4.81%	3.33%	9.20%
Investor Class (1,5)	TIVFX	7.65%	(6.83)%	4.78%	3.32%	9.20%

MSCI EAFE Index (4)		7.45%	(3.22)%	7.24%	2.60%	7.95%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.

Fund performance for the three-year, five-year and ten-year period represents the total returns achieved by the Investor Class from 4/30/09 up to 1/18/19, the inception date of the Y Class. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/09.

3.

Fund performance for the three-year, five-year and ten-year period represents the total returns achieved by the Investor Class from 4/30/09 up to 1/18/19, the inception date of the Institutional Class. Expenses of the Institutional Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Institutional Class been in existence since 4/30/09.

4.

The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 0.88%, 0.98% and 1.25%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Top Ten Holdings (% Net Assets)
Amano Corp.		3.5
Bureau Veritas S.A.		3.2
Applus Services S.A.		3.1
CRH PLC		3.1
Bollore S.A.		3.0
Hitachi Ltd.		3.0
Siemens AG, ADR		3.0
Smiths Group PLC		3.0
FANUC Corp.		2.9
Sanofi		2.9

Total Fund Holdings	55

Sector Allocation (% Equities)
Industrials		30.5
Information Technology		18.4
Financials		12.6
Consumer Staples		10.4
Health Care		7.2
Materials		6.7
Communication Services		5.8
Energy		4.8
Consumer Discretionary		3.6

5

American Beacon Tocqueville International Value FundSM

Performance Overview

April 30, 2019 (Unaudited)

Country Allocation (% Equities)
Japan	22.3
France	17.3
United Kingdom	12.8
Germany	11.4
United States	5.7
Switzerland	5.2
Spain	4.4
Ireland	3.2
Netherlands	2.6
Canada	2.5
Belgium	2.4
China	2.0
Denmark	2.0
Finland	1.8
Republic of Korea	1.7
Bermuda	1.5
Australia	1.0
Brazil	0.2

6

American Beacon FundsSM

Expense Examples

April 30, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2018 through April 30, 2019 for the International Equity Fund and from January 18, 2019 through April 30, 2019 for the Tocqueville International Value Fund.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

7

American Beacon FundsSM

Expense Examples

April 30, 2019 (Unaudited)

American Beacon International Equity Fund

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period 11/1/2018-4/30/2019*
Institutional Class
Actual	$1,000.00	$1,051.20	$3.66
Hypothetical**	$1,000.00	$1,021.22	$3.61
Y Class
Actual	$1,000.00	$1,050.40	$4.02
Hypothetical**	$1,000.00	$1,020.88	$3.96
Investor Class
Actual	$1,000.00	$1,049.00	$5.28
Hypothetical**	$1,000.00	$1,019.64	$5.21
Advisor Class
Actual	$1,000.00	$1,048.10	$6.04
Hypothetical**	$1,000.00	$1,018.89	$5.96
A Class
Actual	$1,000.00	$1,048.60	$5.79
Hypothetical**	$1,000.00	$1,019.14	$5.71
C Class
Actual	$1,000.00	$1,045.00	$9.38
Hypothetical**	$1,000.00	$1,015.62	$9.25
R6 Class
Actual	$1,000.00	$1,051.00	$3.36
Hypothetical**	$1,000.00	$1,021.52	$3.31

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.72%, 0.79%, 1.04%, 1.19%, 1.14%, 1.85%, and 0.66% for the Institutional, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Tocqueville International Value Fund

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period 11/1/2018-4/30/2019*
Institutional Class**
Actual	$1,000.00	$1,083.90	$2.52
Hypothetical***	$1,000.00	$1,020.38	$4.46
Y Class**
Actual	$1,000.00	$1,083.20	$2.80
Hypothetical***	$1,000.00	$1,019.89	$4.96
Investor Class
Actual	$1,000.00	$1,076.50	$6.38
Hypothetical***	$1,000.00	$1,018.65	$6.21

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.99% and 1.24% for the Institutional, Y and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**

American Beacon Tocqueville International Value Fund’s Institutional and Y Classes commenced operations on January 18, 2019. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (99), then divided by the number of days in the year (365) to reflect the period. The Ending Account Value is derived from the fund’s share class actual return since inception. The Hypothetical 5% Annual Return information reflects the (181) day period for the six months ended April 30, 2019 to allow for comparability.

***	5% return before expenses.

8

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

Australia - 0.90%

Common Stocks - 0.90%
Amcor Ltd.	1,097,986	$12,407,627
BHP Group PLC	601,101	14,182,727

Total Common Stocks		26,590,354

Total Australia (Cost $21,008,038)		26,590,354

Belgium - 0.93% (Cost $29,262,814)

Common Stocks - 0.93%
Anheuser-Busch InBev S.A.A	311,840	27,721,971

Canada - 5.19%

Common Stocks - 5.19%
Canadian Imperial Bank of Commerce	87,619	7,377,995
Canadian National Railway Co.	177,600	16,496,636
Encana Corp.	2,827,153	19,583,474
Gildan Activewear, Inc.	484,670	17,871,686
Husky Energy, Inc.	990,800	10,753,327
Manulife Financial Corp.	959,090	17,661,230
National Bank of Canada	322,602	15,367,963
Rogers Communications, Inc., Class B	208,500	10,497,369
Suncor Energy, Inc.	661,100	21,801,447
Wheaton Precious Metals Corp.	763,800	16,522,299

Total Common Stocks		153,933,426

Total Canada (Cost $147,772,591)		153,933,426

China - 1.20%

Common Stocks - 1.20%
China Merchants Port Holdings Co., Ltd.	2,777,068	5,607,378
China Mobile Ltd.	3,148,276	29,998,678

Total Common Stocks		35,606,056

Total China (Cost $39,322,404)		35,606,056

Denmark - 1.70%

Common Stocks - 1.70%
AP Moller - Maersk A/S, Class B	9,144	11,913,040
Carlsberg A/S, Class B	154,645	19,975,628
Drilling Co. of 1972 A/SB	17,412	1,336,708
Vestas Wind Systems A/S	188,798	17,075,011

Total Common Stocks		50,300,387

Total Denmark (Cost $42,641,171)		50,300,387

Finland - 0.84%

Common Stocks - 0.84%
Nordea Bank Abp	1,453,946	11,443,692
Sampo OYJ, Class A	294,523	13,464,543

Total Common Stocks		24,908,235

Total Finland (Cost $30,451,070)		24,908,235

France - 11.00%

Common Stocks - 11.00%
Air Liquide S.A.	115,498	15,357,278
Atos SEA	101,011	10,398,123
AXA S.A.A	367,595	9,789,939
BNP Paribas S.A.	985,013	52,422,340

See accompanying notes

9

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

France - 11.00% (continued)

Common Stocks - 11.00% (continued)
Capgemini SE	91,825	$11,133,324
Carrefour S.A.	224,138	4,366,702
Cie de Saint-Gobain	357,376	14,606,359
Cie Generale des Etablissements Michelin SCA	181,292	23,414,280
Credit Agricole S.A.	670,507	9,197,462
Danone S.A.	51,667	4,177,017
Engie S.A.	206,983	3,065,570
Ingenico Group S.A.	46,434	3,914,363
Safran S.A.	164,127	23,912,633
SanofiA	491,256	42,696,448
Total S.A.	695,336	38,639,613
Veolia Environnement S.A.A	916,960	21,659,428
Vinci S.A.A	176,310	17,801,401
Vivendi S.A.A	688,636	19,981,329

Total Common Stocks		326,533,609

Total France (Cost $295,083,932)		326,533,609

Germany - 10.46%

Common Stocks - 8.24%
BASF SE	402,664	32,738,526
Bayer AG	202,695	13,490,523
Deutsche Post AG	534,094	18,510,340
Deutsche Telekom AG	1,419,588	23,746,231
E.ON SE	2,250,659	24,152,889
Fresenius Medical Care AG & Co. KGaA	134,416	11,301,049
Fresenius SE & Co. KGaA	139,014	7,886,342
Infineon Technologies AG	612,587	14,445,814
Merck KGaA	142,635	15,178,855
SAP SE	443,974	57,056,428
Siemens AG	145,714	17,444,828
Telefonica Deutschland Holding AG	2,630,214	8,543,343

Total Common Stocks		244,495,168

Preferred Stocks - 2.22%

Volkswagen AGC	379,587	66,007,504

Total Germany (Cost $296,403,444)		310,502,672

Hong Kong - 1.12%

Common Stocks - 1.12%
CK Asset Holdings Ltd.	1,489,582	11,962,531
CK Hutchison Holdings Ltd.	1,533,582	16,108,398
Techtronic Industries Co., Ltd.	715,500	5,171,432

Total Common Stocks		33,242,361

Total Hong Kong (Cost $31,372,574)		33,242,361

Ireland - 2.06%

Common Stocks - 2.06%
Bank of Ireland Group PLC	2,397,731	15,302,097
CRH PLC	767,984	25,637,155
Ryanair Holdings PLC, Sponsored ADRB	258,563	20,074,831

Total Common Stocks		61,014,083

Total Ireland (Cost $61,772,642)		61,014,083

See accompanying notes

10

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

Israel - 0.85%

Common Stocks - 0.85%
Bank Leumi Le-Israel BM	1,401,208	$9,584,271
Teva Pharmaceutical Industries Ltd., Sponsored ADRB	1,018,399	15,500,033

Total Common Stocks		25,084,304

Total Israel (Cost $36,952,589)		25,084,304

Italy - 2.31%

Common Stocks - 2.31%
Eni SpA	1,247,163	21,287,223
UniCredit SpA	3,418,728	47,278,735

Total Common Stocks		68,565,958

Total Italy (Cost $73,557,558)		68,565,958

Japan - 13.42%

Common Stocks - 13.42%
Astellas Pharma, Inc.D	1,070,800	14,551,760
Daiwa House Industry Co., Ltd.D	884,154	24,797,059
Digital Garage, Inc.D	254,200	7,408,021
East Japan Railway Co.D	208,200	19,599,557
Ezaki Glico Co., Ltd.D	160,500	8,426,573
FANUC Corp.D	98,500	18,461,585
IHI Corp.D	212,400	5,057,351
Japan Airlines Co., Ltd.D	273,700	9,174,743
Kao Corp.D	225,660	17,397,596
KDDI Corp.D	936,600	21,409,743
Kirin Holdings Co., Ltd.D	813,900	18,349,059
Mitsui Fudosan Co., Ltd.D	614,300	14,201,827
Nexon Co., Ltd.B D	977,500	13,960,071
Pan Pacific International Holdings Corp.D	213,098	13,764,327
Panasonic Corp.D	1,005,100	9,253,828
Ryohin Keikaku Co., Ltd.D	31,800	6,012,743
Seven & i Holdings Co., Ltd.D	266,900	9,260,218
Sompo Holdings, Inc.D	401,200	14,941,470
Sumitomo Metal Mining Co., Ltd.D	311,000	9,812,617
Sumitomo Mitsui Financial Group, Inc.D	1,300,100	47,122,576
Sumitomo Rubber Industries Ltd.D	413,200	5,052,638
Suntory Beverage & Food Ltd.D	215,300	9,484,606
Suzuki Motor Corp.D	224,700	10,191,865
Takeda Pharmaceutical Co., Ltd.D	1,436,922	53,272,077
Yamaha Corp.D	331,500	17,175,026

Total Common Stocks		398,138,936

Total Japan (Cost $394,141,317)		398,138,936

Luxembourg - 0.61%

Common Stocks - 0.61%
SES S.A.	848,759	14,441,363
Tenaris S.A.	270,384	3,754,394

Total Common Stocks		18,195,757

Total Luxembourg (Cost $18,065,279)		18,195,757

Netherlands - 6.65%

Common Stocks - 6.65%
ABN AMRO Group N.V.E	447,293	10,520,315
Akzo Nobel N.V.	370,057	31,419,750
ING Groep N.V.	2,906,124	37,014,999

See accompanying notes

11

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

Netherlands - 6.65% (continued)

Common Stocks - 6.65% (continued)
NXP Semiconductors N.V.	162,300	$17,142,126
Royal Dutch Shell PLC, Class A	1,034,426	33,047,849
Royal Dutch Shell PLC, Class B	1,404,698	45,142,902
Wolters Kluwer N.V.	331,930	23,149,171

Total Common Stocks		197,437,112

Total Netherlands (Cost $178,959,356)		197,437,112

Norway - 1.27%

Common Stocks - 1.27%
Equinor ASA	467,708	10,433,025
Telenor ASA	690,794	13,868,005
Yara International ASA	294,664	13,289,415

Total Common Stocks		37,590,445

Total Norway (Cost $32,035,259)		37,590,445

Republic of Korea - 3.70%

Common Stocks - 3.70%
Hana Financial Group, Inc.	495,880	15,621,610
KB Financial Group, Inc., ADR	413,917	16,362,139
Samsung Electronics Co., Ltd.	1,366,700	53,643,106
SK Innovation Co., Ltd.	26,233	4,098,380
SK Telecom Co., Ltd.	94,174	19,952,973

Total Common Stocks		109,678,208

Total Republic of Korea (Cost $92,043,804)		109,678,208

Singapore - 1.70%

Common Stocks - 1.70%
DBS Group Holdings Ltd.	1,196,710	24,856,303
Singapore Telecommunications Ltd.	11,039,295	25,653,620

Total Common Stocks		50,509,923

Total Singapore (Cost $44,425,098)		50,509,923

Spain - 0.76%

Common Stocks - 0.76%
CaixaBank S.A.	2,368,254	7,541,051
Red Electrica Corp. S.A.	730,544	15,146,213

Total Common Stocks		22,687,264

Total Spain (Cost $23,489,536)		22,687,264

Sweden - 1.22%

Common Stocks - 1.22%
Assa Abloy AB, Class B	1,049,243	22,383,202
Epiroc AB, Class AB	1,336,178	13,816,006

Total Common Stocks		36,199,208

Total Sweden (Cost $31,304,219)		36,199,208

Switzerland - 5.17%

Common Stocks - 5.17%
ABB Ltd.	1,482,342	30,506,612
Aryzta AGB	3,274,754	4,896,303
Cie Financiere Richemont S.A.	70,564	5,159,250
Givaudan S.A.	787	2,038,268

See accompanying notes

12

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

Switzerland - 5.17% (continued)

Common Stocks - 5.17% (continued)
Novartis AG	880,770	$71,925,876
Roche Holding AG	128,152	33,781,468
UBS Group AGB	376,599	5,050,518

Total Common Stocks		153,358,295

Total Switzerland (Cost $151,288,857)		153,358,295

United Kingdom - 20.09%

Common Stocks - 20.08%
AstraZeneca PLC	294,053	21,956,072
Aviva PLC	3,476,041	19,468,197
BAE Systems PLC	2,253,644	14,517,437
Balfour Beatty PLC	2,812,579	9,213,021
Barclays PLC	11,437,540	24,501,632
BP PLC	6,339,662	46,212,089
British American Tobacco PLC	750,424	29,258,738
Carnival PLC	179,124	9,424,862
Cobham PLCB	9,942,667	14,948,922
Compass Group PLC	661,589	15,037,074
Diageo PLC	307,419	12,962,276
Howden Joinery Group PLC	1,801,392	11,933,000
HSBC Holdings PLC	1,873,644	16,181,113
Informa PLC	1,670,093	16,965,076
Johnson Matthey PLC	361,273	15,720,610
Kingfisher PLC	3,965,935	13,658,144
Linde PLCB	181,920	32,728,269
Lloyds Banking Group PLC	12,557,179	10,245,565
Micro Focus International PLC	519,320	13,122,645
Prudential PLC	2,677,681	60,580,939
RELX PLC	1,371,394	31,456,165
Rolls-Royce Holdings PLCB	2,079,260	24,798,059
RSA Insurance Group PLC	1,409,526	9,962,081
SSE PLC	1,473,120	21,985,260
Standard Chartered PLC	3,365,304	30,718,502
Unilever PLC	378,732	23,001,838
Vodafone Group PLC	21,711,962	40,203,614
Weir Group PLC	235,141	5,088,424

Total Common Stocks		595,849,624

Preferred Stocks - 0.01%

Rolls-Royce Holdings PLC, Non-Cumulative Redeemable SharesB C	147,266,354	192,035

Total United Kingdom (Cost $617,449,290)		596,041,659

United States - 1.68%

Common Stocks - 1.68%
Aon PLC	171,899	30,965,886
Ferguson PLC	265,783	18,854,012

Total Common Stocks		49,819,898

Total United States (Cost $34,346,395)		49,819,898

SHORT-TERM INVESTMENTS - 4.30% (Cost $127,609,220)

Investment Companies - 4.30%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%F G	127,609,220	127,609,220

See accompanying notes

13

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

SECURITIES LENDING COLLATERAL - 3.62% (Cost $107,491,572)

Investment Companies - 3.62%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%F G	107,491,572	$107,491,572

TOTAL INVESTMENTS - 102.75% (Cost $2,958,250,029)		3,048,760,913
LIABILITIES, NET OF OTHER ASSETS - (2.75%)		(81,608,136)

TOTAL NET ASSETS - 100.00%		$2,967,152,777

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan at April 30, 2019.

B Non-income producing security.

C A type of Preferred Stock that has no maturity date.

D Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $398,138,936 or 13.42% of net assets.

E Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $10,520,315 or 0.35% of net assets. The Fund has no right to demand registration of these securities.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2019:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	38	May 2019	$4,747,868	$4,843,686	$95,818
CAC40 Index Futures	249	May 2019	15,223,232	15,490,184	266,952
DAX Index Futures	35	June 2019	11,446,541	12,121,277	674,736
FTSE 100 Index Futures	238	June 2019	22,279,115	22,877,603	598,488
FTSE/MIB Index Futures	26	June 2019	2,975,813	3,128,604	152,791
Hang Seng Index Futures	29	May 2019	5,452,869	5,446,742	(6,127)
IBEX 35 Index Futures	38	May 2019	4,028,951	4,074,678	45,727
OMXS30 Index Futures	208	May 2019	3,569,549	3,655,328	85,779
S&P/TSX 60 Index Futures	90	June 2019	12,931,040	13,347,167	416,127
SPI 200 Futures	83	June 2019	9,064,053	9,221,312	157,259
TOPIX Index Futures	221	June 2019	31,907,327	32,037,306	129,979

			$123,626,358	$126,243,887	$2,617,529

Forward Foreign Currency Contracts Open on April 30, 2019:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	3,812,841	USD	3,844,254	6/11/2019	BNP	$-	$(31,413)	$(31,413)
USD	4,867,576	EUR	4,834,700	6/11/2019	BNP	32,876	-	32,876
SEK	2,498,872	USD	2,565,081	6/11/2019	BOM	-	(66,209)	(66,209)
CAD	9,983,149	USD	9,962,927	6/11/2019	BOM	20,222	-	20,222
GBP	17,786,111	USD	17,973,610	6/11/2019	BOM	-	(187,499)	(187,499)
AUD	975,180	USD	977,980	6/11/2019	BRC	-	(2,800)	(2,800)
CAD	1,415,209	USD	1,421,637	6/11/2019	CBK	-	(6,428)	(6,428)
JPY	3,065,393	USD	3,049,569	6/11/2019	GSC	15,824	-	15,824
USD	1,675,920	CAD	1,665,523	6/11/2019	GSC	10,397	-	10,397
CAD	1,311,347	USD	1,317,117	6/11/2019	HUS	-	(5,770)	(5,770)
USD	1,124,790	AUD	1,105,722	6/11/2019	HUS	19,068	-	19,068
GBP	2,245,038	USD	2,245,840	6/11/2019	JPM	-	(802)	(802)
GBP	2,254,185	USD	2,271,100	6/11/2019	JPM	-	(16,915)	(16,915)

See accompanying notes

14

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	6,699,843	USD	6,680,286	6/11/2019	JPM	$19,557	$-	$19,557
CHF	1,132,918	USD	1,143,373	6/11/2019	MYC	-	(10,455)	(10,455)
CHF	1,405,803	USD	1,438,474	6/11/2019	MYC	-	(32,671)	(32,671)
USD	1,378,128	CHF	1,353,591	6/11/2019	MYC	24,537	-	24,537
SEK	334,632	USD	341,158	6/11/2019	RBC	-	(6,526)	(6,526)
SEK	341,498	USD	350,976	6/11/2019	RBC	-	(9,478)	(9,478)
USD	473,039	SEK	460,753	6/11/2019	RBC	12,286	-	12,286
CHF	8,751,630	USD	8,927,510	6/11/2019	SCB	-	(175,880)	(175,880)
JPY	3,407,821	USD	3,414,845	6/11/2019	SOG	-	(7,024)	(7,024)
JPY	28,142,488	USD	28,179,994	6/11/2019	SOG	-	(37,506)	(37,506)
EUR	29,774,775	USD	30,181,667	6/11/2019	SOG	-	(406,892)	(406,892)
USD	2,883,765	GBP	2,869,676	6/11/2019	SOG	14,089	-	14,089
JPY	951,609	USD	947,915	5/7/2019	SSB	3,694	-	3,694
JPY	946,337	USD	944,532	5/8/2019	SSB	1,805	-	1,805
JPY	858,487	USD	857,254	5/9/2019	SSB	1,233	-	1,233
AUD	874,981	USD	890,104	6/11/2019	UAG	-	(15,123)	(15,123)
EUR	3,963,644	USD	3,966,456	6/11/2019	UAG	-	(2,812)	(2,812)
USD	3,812,449	JPY	3,793,300	6/11/2019	UAG	19,149	-	19,149

						$194,737	$(1,022,203)	$(827,466)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas, N.A.
BOM	Bank of Montreal.
BRC	Barclays Bank PLC.
CBK	Citibank, N.A.
GSC	Goldman Sachs Capital Markets.
HUS	HSBC Bank (USA).
JPM	JPMorgan Chase Bank, N.A.
MYC	Morgan Stanley Bank, N.A.
RBC	Royal Bank of Canada.
SCB	Standard and Chartered Bank.
SOG	Societe Generale.
SSB	State Street Bank & Trust Co.
UAG	UBS AG.

Currency Abbreviations:
AUD	Australian Dollar.
CAD	Canadian Dollar.
CHF	Swiss Franc.
EUR	Euro.
GBP	Pound Sterling.
JPY	Japanese Yen.
SEK	Swedish Krona.
USD	United States Dollar.

Index Abbreviations:
CAC40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/MIB	Borsa Italiana - Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
IBEX	Bolsa de Madrid - Spanish Stock Market Index.
OMXS30	Stockholm Stock Exchange’s leading share index.
SPI 200	Australian Equity Market Index Future.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

See accompanying notes

15

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$26,590,354	$-	$-	$26,590,354
Belgium	27,721,971	-	-	27,721,971
Canada	153,933,426	-	-	153,933,426
China	35,606,056	-	-	35,606,056
Denmark	50,300,387	-	-	50,300,387
Finland	24,908,235	-	-	24,908,235
France	326,533,609	-	-	326,533,609
Germany	244,495,168	-	-	244,495,168
Hong Kong	33,242,361	-	-	33,242,361
Ireland	61,014,083	-	-	61,014,083
Israel	25,084,304	-	-	25,084,304
Italy	68,565,958	-	-	68,565,958
Japan	-	398,138,936	-	398,138,936
Luxembourg	18,195,757	-	-	18,195,757
Netherlands	197,437,112	-	-	197,437,112
Norway	37,590,445	-	-	37,590,445
Republic of Korea	109,678,208	-	-	109,678,208
Singapore	50,509,923	-	-	50,509,923
Spain	22,687,264	-	-	22,687,264
Sweden	36,199,208	-	-	36,199,208
Switzerland	153,358,295	-	-	153,358,295
United Kingdom	595,849,624	-	-	595,849,624
Foreign Preferred Stocks
Germany	66,007,504	-	-	66,007,504
United Kingdom	192,035	-	-	192,035
Common Stocks
United States	49,819,898	-	-	49,819,898
Short-Term Investments	127,609,220	-	-	127,609,220
Securities Lending Collateral	107,491,572	-	-	107,491,572

Total Investments in Securities - Assets	$2,650,621,977	$398,138,936	$-	$3,048,760,913

Financial Derivative Instruments - Assets
Futures Contracts	$2,623,656	$-	$-	$2,623,656
Forward Foreign Currency Contracts	-	194,737	-	194,737

Total Financial Derivative Instruments - Assets	$2,623,656	$194,737	$-	$2,818,393

Financial Derivative Instruments - Liabilities
Futures Contracts	$(6,127)	$-	$-	$(6,127)
Forward Foreign Currency Contracts	-	(1,022,203)	-	(1,022,203)

Total Financial Derivative Instruments - Liabilities	$(6,127)	$(1,022,203)	$-	$(1,028,330)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

16

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2018	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2019	Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$90,350	$-	$90,024	$-	$(1,244)	$918	$-	$-	$-	$-

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The common stock, classified as Level 3, was fair valued using the redemption value during the period, and was redeemed by the Fund on December 3, 2018. The security was included in the Level 3 category due to the use of unobservable inputs that were significant to the valuation.

See accompanying notes

17

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

Australia - 0.98% (Cost $7,491,534)

Common Stocks - 0.98%
BHP Group Ltd., ADRA	157,400	$8,334,330

Belgium - 2.27% (Cost $18,176,508)

Common Stocks - 2.27%
Groupe Bruxelles Lambert S.A.	201,512	19,261,081

Bermuda - 1.42% (Cost $14,222,635)

Common Stocks - 1.42%
Clear Media Ltd.	14,525,100	12,035,125

Brazil - 0.23% (Cost $12,000,000)

Common Stocks - 0.23%
Estre Ambiental, Inc.B	1,440,000	1,944,000

Canada - 2.43% (Cost $17,038,661)

Common Stocks - 2.43%
Nutrien Ltd.	379,854	20,580,490

China - 1.90%

Common Stocks - 1.90%
Baidu, Inc., Sponsored ADRB	49,465	8,222,567
Kerry Logistics Network Ltd.	4,409,500	7,858,047

Total Common Stocks		16,080,614

Total China (Cost $16,684,001)		16,080,614

Denmark - 1.94% (Cost $19,810,787)

Common Stocks - 1.94%
ISS A/S	527,775	16,412,936

Finland - 1.71% (Cost $15,452,267)

Common Stocks - 1.71%
Nokia OYJ, ADR	2,750,000	14,520,000

France - 16.56%

Common Stocks - 16.56%
Bollore S.A.	5,300,529	25,183,343
Bureau Veritas S.A.	1,060,618	26,860,937
Danone S.A.	277,800	22,458,733
IPSOS	163,614	4,743,722
Publicis Groupe S.A.	211,200	12,526,322
SanofiA	286,866	24,932,335
Sopra Steria Group	185,000	23,613,057

Total Common Stocks		140,318,449

Total France (Cost $136,239,889)		140,318,449

Germany - 10.98%

Common Stocks - 10.98%
Brenntag AG	80,400	4,333,892
Continental AG	77,775	12,854,579
Duerr AG	103,945	4,678,547
GEA Group AG	221,600	6,193,783
Infineon Technologies AG	909,069	21,437,349
Siemens AG, ADR	429,065	25,743,900
Software AG	159,242	6,065,457

See accompanying notes

18

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

Germany - 10.98% (continued)

Common Stocks - 10.98% (continued)
Wacker Neuson SE	423,383	$11,729,205

Total Common Stocks		93,036,712

Total Germany (Cost $82,031,380)		93,036,712

Ireland - 3.08% (Cost $25,726,581)

Common Stocks - 3.08%
CRH PLC	776,645	26,071,588

Japan - 21.43%

Common Stocks - 21.43%
Amano Corp.C	1,145,200	29,624,134
Asics Corp.C	1,000,000	12,318,367
Ebara Corp.C	248,000	7,664,441
FANUC Corp.C	132,270	24,791,004
Hitachi Ltd.C	757,268	25,221,477
Hoya Corp.C	222,100	15,647,877
Kao Corp.C	187,600	14,463,303
Makita Corp.C	522,200	19,071,345
Mitsubishi UFJ Financial Group, Inc.C	3,672,000	18,399,680
Nintendo Co., Ltd.C	27,600	9,464,498
Rohm Co., Ltd.C	66,600	4,876,100

Total Common Stocks		181,542,226

Total Japan (Cost $163,180,106)		181,542,226

Netherlands - 2.48% (Cost $19,075,896)

Common Stocks - 2.48%
Royal Dutch Shell PLC, Class B, ADR	324,000	21,024,360

Republic of Korea - 1.65%

Common Stocks - 1.65%
Samsung Electronics Co., Ltd., GDR	1,617	1,277,430
Samsung Electronics Co., Ltd.	400,600	12,757,197

Total Common Stocks		14,034,627

Total Republic of Korea (Cost $14,254,714)		14,034,627

Spain - 4.17%

Common Stocks - 4.17%
Applus Services S.A.	2,083,469	26,125,648
Banco Santander S.A.	1,817,467	9,196,566

Total Common Stocks		35,322,214

Total Spain (Cost $35,290,326)		35,322,214

Switzerland - 4.98%

Common Stocks - 4.98%
DKSH Holding AG	71,900	4,413,705
Novartis AG, Sponsored ADR	215,450	17,716,454
UBS Group AGB	1,491,113	20,040,559

Total Common Stocks		42,170,718

Total Switzerland (Cost $44,328,582)		42,170,718

See accompanying notes

19

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

United Kingdom - 12.32%

Common Stocks - 12.32%
AVEVA Group PLC	231,195	$10,081,436
CNH Industrial N.V.	869,000	9,423,118
Diageo PLC, Sponsored ADR	126,690	21,365,002
Lloyds Banking Group PLC	17,000,000	13,870,521
Playtech PLC	745,000	4,247,311
Reckitt Benckiser Group PLC	52,200	4,205,394
Smiths Group PLC	1,300,000	25,809,426
Unilever N.V.	254,301	15,387,753

Total Common Stocks		104,389,961

Total United Kingdom (Cost $87,488,012)		104,389,961

United States - 5.44%

Common Stocks - 5.44%
Aflac, Inc.	431,035	21,715,543
Bunge Ltd.	125,400	6,572,214
Schlumberger Ltd.	417,000	17,797,560

Total Common Stocks		46,085,317

Total United States (Cost $47,348,607)		46,085,317

SHORT-TERM INVESTMENTS - 3.76% (Cost $31,838,406)

Investment Companies - 3.76%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%D E	31,838,406	31,838,406

SECURITIES LENDING COLLATERAL - 3.89% (Cost $32,948,887)

Investment Companies - 3.89%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%D E	32,948,887	32,948,887

TOTAL INVESTMENTS - 103.64% (Cost $840,627,779)		877,952,041
LIABILITIES, NET OF OTHER ASSETS - (3.64%)		(30,838,425)

TOTAL NET ASSETS - 100.00%		$847,113,616

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan at April 30, 2019.

B Non-income producing security.

C Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $181,542,226 or 21.43% of net assets.

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

20

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$8,334,330	$-	$-	$8,334,330
Belgium	19,261,081	-	-	19,261,081
Bermuda	12,035,125	-	-	12,035,125
Brazil	1,944,000	-	-	1,944,000
Canada	20,580,490	-	-	20,580,490
China	16,080,614	-	-	16,080,614
Denmark	16,412,936	-	-	16,412,936
Finland	14,520,000	-	-	14,520,000
France	140,318,449	-	-	140,318,449
Germany	93,036,712	-	-	93,036,712
Ireland	26,071,588	-	-	26,071,588
Japan	-	181,542,226	-	181,542,226
Netherlands	21,024,360	-	-	21,024,360
Republic of Korea	14,034,627	-	-	14,034,627
Spain	35,322,214	-	-	35,322,214
Switzerland	42,170,718	-	-	42,170,718
United Kingdom	104,389,961	-	-	104,389,961
Common Stocks
United States	46,085,317	-	-	46,085,317
Short-Term Investments	31,838,406	-	-	31,838,406
Securities Lending Collateral	32,948,887	-	-	32,948,887

Total Investments in Securities - Assets	$696,409,815	$181,542,226	$-	$877,952,041

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

21

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

	International Equity Fund	Tocqueville International Value Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$2,813,660,121	$813,164,748
Investments in affiliated securities, at fair value‡	235,100,792	64,787,293
Foreign currency, at fair value^	173,809	90,153
Cash	-	155,372
Deposits with broker for futures contracts	18,399,843	–
Dividends and interest receivable	17,027,924	4,154,496
Receivable for investments sold	11,028,045	11,101,794
Receivable for fund shares sold	3,105,149	666,790
Receivable for tax reclaims	4,315,599	3,104,317
Receivable for expense reimbursement (Note 2)	2,096	–
Unrealized appreciation from forward foreign currency contracts	194,737	–
Receivable for variation margin on open futures contracts (Note 5)	2,616,517	–
Prepaid expenses	150,324	24,825

Total assets	3,105,774,956	897,249,788

Liabilities:
Payable for investments purchased	20,402,073	13,624,748
Payable for fund shares redeemed	2,839,827	2,282,365
Payable for foreign currency deposits with broker for futures contracts, at fair value¤	2,878,734	–
Payable for expense reimbursement (Note 2)	-	168,285
Management and sub-advisory fees payable (Note 2)	3,447,132	536,787
Service fees payable (Note 2)	95,985	53,814
Transfer agent fees payable (Note 2)	160,653	227,129
Payable upon return of securities loaned (Note 9)§	107,491,572	32,948,887
Custody and fund accounting fees payable	145,960	23,271
Professional fees payable	58,903	149,706
Trustee fees payable (Note 2)	15,001	44,054
Payable for prospectus and shareholder reports	29,135	36,789
Unrealized depreciation from forward foreign currency contracts	1,022,203	–
Other liabilities	35,001	40,337

Total liabilities	138,622,179	50,136,172

Net assets	$2,967,152,777	$847,113,616

Analysis of net assets:
Paid-in-capital	$2,881,311,232	$803,847,560
Total distributable earnings (deficits)A	85,841,545	43,266,056

Net assets	$2,967,152,777	$847,113,616

See accompanying notes

22

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

	International Equity Fund	Tocqueville International Value Fund
Shares outstanding at no par value (unlimited shares authorized):
Institutional ClassB	88,002,300	2,235,667

Y ClassB	50,253,060	17,481,307

Investor Class	13,419,664	33,231,241

Advisor Class	2,412,371	N/A

A Class	777,368	N/A

C Class	348,269	N/A

R6 Class	8,380,465	N/A

Net assets:
Institutional ClassB	$1,576,721,743	$35,807,441

Y ClassB	$938,067,652	$279,909,675

Investor Class	$238,367,751	$531,396,500

Advisor Class	$43,934,841	N/A

A Class	$13,799,419	N/A

C Class	$5,971,439	N/A

R6 Class	$150,289,932	N/A

Net asset value, offering and redemption price per share:
Institutional ClassB	$17.92	$16.02

Y ClassB	$18.67	$16.01

Investor Class	$17.76	$15.99

Advisor Class	$18.21	N/A

A Class	$17.75	N/A

A Class (offering price)	$18.83	N/A

C Class	$17.15	N/A

R6 Class	$17.93	N/A

† Cost of investments in unaffiliated securities	$2,723,149,237	$775,840,486
‡ Cost of investments in affiliated securities	$235,100,792	$64,787,293
§ Fair value of securities on loan	$102,882,174	$31,614,895
¤ Cost of foreign currency deposits with broker for futures contracts	$(2,818,269)	$–
^ Cost of foreign currency	$165,500	$81,166

A    The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

B    Class commenced operations January 18, 2019 in the Tocqueville International Value Fund (Note 1).

See accompanying notes

23

American Beacon FundsSM

Statements of Operations

For the period ended April 30, 2019 (Unaudited)

	International Equity Fund	Tocqueville International Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$48,391,760	$11,627,271
Dividend income from affiliated securities (Note 8)	937,782	257,379
Interest income	67,591	149,361
Income derived from securities lending (Note 9)	343,716	10,408

Total investment income	49,740,849	12,044,419

Expenses:
Management and sub-advisory fees (Note 2)	8,591,687	1,734,502
Investment advisor’s feesB	-	2,106,854
Transfer agent fees:
Institutional Class (Note 2)A	283,356	75
Y Class (Note 2)A	489,492	20
Investor Class	5,370	305,126
Advisor Class	1,116	-
A Class	1,888	-
C Class	1,687	-
R6 Class	793	-
Custody and fund accounting fees	412,665	99,322
Professional fees	85,004	145,664
Registration fees and expenses	76,300	61,626
Service fees (Note 2):
Investor Class	424,522	516,710
Advisor Class	56,203	-
A Class	12,141	-
C Class	3,742	-
Distribution fees (Note 2):
Investor Class	-	528,972
Advisor Class	55,308	-
A Class	16,861	-
C Class	30,935	-
Administration feesE	-	292,677
Prospectus and shareholder report expenses	112,990	104,849
Trustee fees (Note 2)	92,701	103,084
Other expenses	170,536	110,997

Total expenses	10,925,297	6,110,478

Net fees waived and expenses (reimbursed) (Note 2)	(10,782)	(687,558	)F

Net expenses	10,914,515	5,422,920

Net investment income	38,826,334	6,621,499

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesC	(30,131,490)	10,642,562
Commission recapture (Note 1)	10,775	-
Foreign currency transactions	(226,053)	(513,234)
Forward foreign currency contracts	(3,164,921)	-
Futures contracts	1,760,630	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesD	124,867,247	36,633,923
Foreign currency transactions	(128,329)	7,218
Forward foreign currency contracts	1,526,754	-
Futures contracts	5,346,457	-

Net gain from investments	99,861,070	46,770,469

Net increase in net assets resulting from operations	$138,687,404	$53,391,968

† Foreign taxes	$4,577,296	$997,759
A Class commenced operations January 18, 2019 in the Tocqueville International Value Fund (Note 1).
B This expense represents the Investment Advisory fees paid to previous Advisor prior to the Reorganization. See Note 2.
C The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
D The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.
E This expense represents administrative fees paid to the previous Advisor prior to the Reorganization. See Note 2.
F This expense includes $684,461 of fees waived by the Tocqueville International Value Fund prior to the Reorganization. See Note 1.

See accompanying notes

24

American Beacon FundsSM

Statements of Changes in Net Assets

	International Equity Fund		Tocqueville International Value Fund
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018B
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$38,826,334	$66,429,991	$6,621,499	$16,561,256
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, forward foreign currency contracts, and futures contracts	(31,751,059)	170,565,282	10,129,328	(9,208,831)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	131,612,129	(482,846,814)	36,641,141	(185,661,979)

Net increase (decrease) in net assets resulting from operations	138,687,404	(245,851,541)	53,391,968	(178,309,554)

Distributions to shareholders:
Total retained earnings:
Institutional ClassA	(127,130,889)	(51,858,343)	-	-
Y ClassA	(70,121,553)	(30,796,239)	-	-
Investor Class	(20,019,511)	(8,756,108)	(12,373,617)	(14,880,734)
Advisor Class	(3,580,435)	(1,516,721)	-	-
A Class	(1,054,868)	(482,751)	-	-
C Class	(488,926)	(155,808)	-	-
R6 Class	(7,544,822)	(351,275)	-	-

Net distributions to shareholders	(229,941,004)	(93,917,245)	(12,373,617)	(14,880,734)

Capital share transactions (Note 11):
Proceeds from sales of shares	474,092,607	802,744,600	446,515,670	500,256,514
Reinvestment of dividends and distributions	217,857,544	86,428,547	11,224,453	13,265,360
Cost of shares redeemed	(520,721,791)	(740,146,553)	(711,644,966)	(381,325,273)

Net increase (decrease) in net assets from capital share transactions	171,228,360	149,026,594	(253,904,843)	132,196,601

Net increase (decrease) in net assets	79,974,760	(190,742,192)	(212,886,492)	(60,993,687)

Net assets:
Beginning of period	2,887,178,017	3,077,920,209	1,060,000,108	1,120,993,795

End of period	$2,967,152,777	$2,887,178,017	$847,113,616	$1,060,000,108

A Class commenced operations January 18, 2019 in the Tocqueville International Value Fund (Note 1).
B This Fund was reorganized on January 18, 2019 and became a series within the American Beacon Funds Trust thereafter.

See accompanying notes

25

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of April 30, 2019, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon International Equity Fund and American Beacon Tocqueville International Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Fund Reorganization

On September 13, 2018, the Trust’s Board of Trustees approved a Plan of Reorganization and Termination (the “Plan”) to reorganize the Tocqueville International Value Fund (the “Target Fund” and “Predecessor Fund”) into the American Beacon Tocqueville International Value Fund (the “Acquiring Fund”), a newly-created series of American Beacon Funds (the “Trust”) (the “Reorganization”). Shareholders for the Target Fund approved the Plan at a special meeting on December 13, 2018. On January 18, 2019, pursuant to the Plan, the Target Fund transferred all its property and assets to the Acquiring Fund in exchange solely for voting shares of the Acquiring Fund and the assumption all the Target Fund’s liabilities. The Target Fund’s shareholders received a pro rata portion of the Acquiring Fund’s shares in exchange for their shares therein and in liquidation and termination of the Target Fund. The accounting and performance history of the shares of the Target Fund was redesignated as that of the Investor Class of the Acquiring Fund.

The Reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes. As such, the Target Fund’s shareholders recognized no gain or loss for federal income tax purposes. The shares, net assets, net investment income, and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the close of business on January 18, 2019 were as follows:

Investor Class Shares	58,023,801
Net Assets	$857,320,479
Net Investment Income	$283,068
Unrealized Depreciation	$8,771,740

The Reorganization shifted the management oversight responsibility from Tocqueville Asset Management, L.P. (“Tocqueville” and “Advisor”) to the Manager. The Manager engaged Tocqueville as the sub-advisor to the Fund, thus maintaining the continuity of the portfolio management.

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized jand unrealized gains and losses with the amount distributable to shareholders for tax purposes.

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended April 30, 2019, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

On January 18, 2019, the Tocqueville International Value Fund created the Institutional and Y Classes, new classes made available for sale pursuant to the Fund’s registration statement filed with the U.S. Securities and Exchange Commission (“SEC”). Refer to the Fund’s Prospectus for more details.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors—sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

Prior to the Reorganization, the Advisor of the Predecessor fund received an investment advisory fee calculated daily and payable monthly, at an annual rate of 1.00% on the first $1 billion of the average daily assets and 0.75% of the average daily net assets in excess of $1 billion of the Predecessor Fund.

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedules:

International Equity Fund

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

Tocqueville International Value Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the American Beacon International Equity Fund, and the Manager have entered into Investment Advisory Agreements with Causeway Capital Management LLC; Lazard Asset Management LLC; and Templeton Investment Counsel, LLC (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Trust, on behalf of the American Beacon Tocqueville International Value Fund, and the Manager have entered into an Investment Advisory Agreement with Tocqueville Asset Management L.P. (“Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedule:

First $1 billion	0.40%
Next $1 billion	0.35%
Over $2 billion	0.325%

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2019 were as follows:

International Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$4,957,410
Sub-Advisor Fees	0.26%	3,634,277

Total	0.61%	$8,591,687

Tocqueville International Value Fund

	Effective Fee Rate	Amount of Fees Paid*
Management Fees	0.35%	$810,051
Sub-Advisor Fees	0.40%	924,451

Total	0.75%	$1,734,502

* This includes fees paid since the reorganization on January 18, 2019.

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended April 30, 2019, the Manager received securities lending fees of $44,149 and $1,717 for the securities lending activities of the International Equity Fund and Tocqueville International Value Fund, respectively. Please see Note 9 for more information on securities lending.

Administration Services Agreement

Prior to the Reorganization, the Predecessor Fund paid the Advisor, pursuant to an Administrative Services Agreement, a fee computed and paid monthly at an annual rate of 0.15% on the first $400 million of the average daily net assets, 0.13% on the next $600 million of the average daily net assets; and 0.12% on all the average daily net assets over $1 billion.

Distribution Plans

Prior to the Reorganization, the Predecessor Shares incurred $528,972 of Distribution Fees. Since the Reorganization, the Shares were redesignated to the Investor Class and Distribution Fees are no longer applicable.

The Funds, except for the Advisor, A, and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the International Equity Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
International Equity	$732,288
Tocqueville International Value	56

As of April 30, 2019, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
International Equity	$133,546

As of April 30, 2019, the Manager owed the Funds the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees*
Tocqueville International Value	$32,296

* This balance is presented as a contra liability as of April 30, 2019.

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2019, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
International Equity	$41,050	$15,130	$56,180
Tocqueville International Value	11,023	2,324	13,347

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2019, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the R6 Class of the International Equity Fund and the Institutional and Y Classes of the Tocqueville International Value Fund to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended April 30, 2019, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2018 - 4/30/2019	Reimbursed Expenses		(Recouped) Expenses
International Equity	R6	0.66%	$10,782		$-	2022
Tocqueville International Value	Institutional(2)	0.89%	2,498		-	2022
Tocqueville International Value	Y(2)	0.99%	599		-	2022
Tocqueville International Value	Investor	1.25%	684,461	(1)	-	2022

(1) Not subject to recoupment by the Manager.
(2) Class commenced operations January 18, 2019.

Of these amounts, $2,096 was disclosed as a receivable from the Manager for the International Equity Fund and $168,285 was disclosed as a payable to the Manager for the Tocqueville International Value Fund on the Statements of Assets and Liabilities at April 30, 2019.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
International Equity	$-	$3,001	$-	2020
International Equity	-	8,383	-	2021

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended April 30, 2019, RID collected $1,161 for International Equity Fund from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares of the International Equity Fund on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2019, there were no CDSC fees collected for Class A Shares of the International Equity Fund. The Tocqueville International Value Fund does not offer Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares of the International Equity Fund redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2019, CDSC fees of $103 were collected for the Class C Shares of International Equity Fund. The Tocqueville International Value Fund does not offer Class C Shares.

Trustee Fees and Expenses

As compensation for their service to the Trusts, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring

35

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

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April 30, 2019 (Unaudited)

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended April 30, 2019 are disclosed in the Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in

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the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

5.   Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2019, the International Equity Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended April 30, 2019
Fund	Purchased Contracts	Sold Contracts
International Equity	$155,189,589	$55,378,651

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

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April 30, 2019 (Unaudited)

During the period ended April 30, 2019, the International Equity Fund entered into futures contracts primarily for return enhancement, hedging and exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2019
International Equity	1,024

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

International Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2019:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$194,737	$–	$–	$–	$194,737
Receivable for variation margin from open futures contracts(2)	–	–	–	–	2,623,656	2,623,656

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(1,022,203)	$–	$–	$–	$(1,022,203)
Payable for variation margin from open futures contracts(2)	–	–	–	–	(6,127)	(6,127)

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(3,164,921)	$-	$-	$-	$(3,164,921)
Futures contracts	-	-	-	-	1,760,630	1,760,630

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	-	1,526,754	-	-	-	1,526,754
Futures contracts	-	-	-	-	5,346,457	5,346,457

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2019.

International Equity Fund

Offsetting of Financial and Derivative Assets as of April 30, 2019:
	Assets	Liabilities
Futures Contracts	$2,623,656	$6,127
Forward Foreign Currency Contracts	194,737	1,022,203

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$2,818,393	$1,028,330

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(2,623,656)	$(6,127)

Total derivative assets and liabilities subject to an MNA	$194,737	$1,022,203

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of April 30, 2019:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
BNP Paribas, N.A.	$32,876	$(31,413)	$-	$-	$1,463
Bank of Montreal	20,222	(20,222)	-	-	-
Goldman Sachs Capital Markets	26,221	-	-	-	26,221
HSBC Bank (USA)	19,068	(5,770)	-	-	13,298
JPMorgan Chase Bank, N.A.	19,557	(17,717)	-	-	1,840
Morgan Stanley Bank, N.A.	24,537	(24,537)	-	-	-
Royal Bank of Canada	12,286	(12,286)	-	-	-
Societe Generale	14,089	(14,089)	-	-	-
State Street Bank & Trust Co.	6,732	-	-	-	6,732
UBS AG	19,149	(17,935)	-	-	1,214

Total	$194,737	$(143,969)	$-	$-	$50,768

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
BNP Paribas, N.A.	$31,413	$(31,413)	$-	$-	$-
Bank of Montreal	253,708	(20,222)	-	-	233,486
Barclays Bank PLC	2,800	-	-	-	2,800
Citibank, N.A.	6,428	-	-	-	6,428
HSBC Bank (USA)	5,770	(5,770)	-	-	-
JPMorgan Chase Bank, N.A.	17,717	(17,717)	-	-	-
Morgan Stanley Bank, N.A.	43,126	(24,537)	-	-	18,589
Royal Bank of Canada	16,004	(12,286)	-	-	3,718
Societe Generale	451,422	(14,089)	-	-	437,333
Standard and Chartered Bank	175,880	-	-	-	175,880
UBS AG	17,935	(17,935)	-	-	-

Total	$1,022,203	$(143,969)	$-	$-	$878,234

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of April 30, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$107,491,572	$-	$-	$-	$107,491,572

Total Borrowings	$107,491,572	$-	$-	$-	$107,491,572

Gross amount of recognized liabilities for securities lending transactions					$107,491,572

Tocqueville International Value

	Remaining Contractual Maturity of the Agreements As of April 30, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$32,948,887	$-	$-	$-	$32,948,887

Total Borrowings	$32,948,887	$-	$-	$-	$32,948,887

Gross amount of recognized liabilities for securities lending transactions					$32,948,887

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention

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Notes to Financial Statements

April 30, 2019 (Unaudited)

(or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards or options may not always work as intended, and in specific cases the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may not hedge its currency risks.

Emerging Markets Risk

When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent a Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for subspecialties, resulting in increased volatility and limited liquidity for

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Notes to Financial Statements

April 30, 2019 (Unaudited)

emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the United States government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

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Notes to Financial Statements

April 30, 2019 (Unaudited)

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the United States and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in Europe.

Market Timing Risk

A Fund that invests in foreign securities is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to others in that Fund, including (i) the dilution of a Fund’s NAV, (ii) an increase in a Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which a Fund may invest, it could be subject to the risk of market timing activities by shareholders. One example of these types of securities is foreign securities. If a Fund trades foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to a Fund’s calculation of its NAV. These prices maybe affected by events that occur after the close of a foreign market but before a Fund prices its shares. In such instances, a Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a Fund to take advantage of any price differentials that may be reflected in the NAV of a Fund’s shares. While the Manager monitors trading in a Fund, there is no guarantee that it can detect all market timing activities.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors due to factors that could impact the Manager’s revenues and profits.

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not qualify for treatment as “qualified dividend income”.

Valuation Risk

Investments in value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. This may result in the value stocks’ prices remaining undervalued for extended periods of time. While the Fund’s investments in value stocks seek to limit potential downside price risk over time, value stock prices still may decline substantially. In addition, the Fund may produce more modest gains as a trade-off for this potentially lower risk. The Fund’s performance also may be affected adversely if value stocks become unpopular with or lose favor among investors. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause it to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

45

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2019 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Equity	$2,974,999,321	$264,639,031	$(191,128,352)	$73,510,679
Tocqueville International Value	842,898,998	82,606,767	(47,640,576)	34,966,191

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2018, the International Equity Fund did not have any capital loss carryforwards. The Tocqueville International Value Fund had non-expiring short-term capital loss carryforwards of $7,258,341.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
International Equity	$524,490,724	$599,262,793
Tocqueville International Value	179,408,038	456,004,599

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2019 were as follows:

Fund	Type of Transaction	October 31, 2018 Shares/Fair Value	Purchases	Sales	April 30, 2019 Shares/Fair Value	Dividend Income
International Equity	Direct	$78,615,200	$496,289,030	$447,295,010	$127,609,220	$937,782
International Equity	Securities Lending	43,093,443	503,320,450	438,922,321	107,491,572	N/A
Tocqueville International Value	Direct	-	126,316,577	94,478,171	31,838,406	257,379
Tocqueville International Value	Securities Lending	-	86,229,061	53,280,174	32,948,887	N/A

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received

46

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
International Equity	$102,882,174	$107,491,572	$-	$107,491,572
Tocqueville International Value	31,614,895	32,948,887	-	32,948,887

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus

47

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2019, the Funds did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	14,242,302	$244,591,687	25,895,144	$534,557,653
Reinvestment of dividends	7,634,480	120,930,167	2,331,173	48,325,212
Shares redeemed	(20,099,393)	(349,544,374)	(20,735,988)	(420,683,891)

Net increase in shares outstanding	1,777,389	$15,977,480	7,490,329	$162,198,974

	Y Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	5,595,426	$99,495,259	7,511,577	$160,616,651
Reinvestment of dividends	3,927,273	64,839,285	1,249,691	26,893,341
Shares redeemed	(5,874,760)	(105,433,731)	(9,727,486)	(207,013,204)

Net increase (decrease) in shares outstanding	3,647,939	$58,900,813	(966,218)	$(19,503,212)

	Investor Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	983,536	$17,036,582	1,848,441	$37,668,754
Reinvestment of dividends	1,262,316	19,843,606	423,698	8,719,712
Shares redeemed	(2,369,456)	(40,566,863)	(4,046,440)	(82,887,269)

Net (decrease) in shares outstanding	(123,604)	$(3,686,675)	(1,774,301)	$(36,498,803)

	Advisor Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	209,077	$3,715,866	522,085	$10,866,488
Reinvestment of dividends	221,918	3,579,533	72,002	1,516,353
Shares redeemed	(584,914)	(10,355,874)	(662,602)	(13,941,921)

Net (decrease) in shares outstanding	(153,919)	$(3,060,475)	(68,515)	$(1,559,080)

48

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

	A Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	148,088	$2,579,986	341,544	$6,990,871
Reinvestment of dividends	65,896	1,035,879	22,967	472,205
Shares redeemed	(200,996)	(3,503,617)	(464,462)	(9,545,785)

Net increase (decrease) in shares outstanding	12,988	$112,248	(99,951)	$(2,082,709)

	C Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	35,696	$589,461	98,798	$1,957,866
Reinvestment of dividends	30,807	468,881	7,541	150,449
Shares redeemed	(89,661)	(1,468,652)	(117,307)	(2,311,646)

Net (decrease) in shares outstanding	(23,158)	$(410,310)	(10,968)	$(203,331)

	R6 Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	5,888,552	$106,083,766	2,465,662	$50,086,317
Reinvestment of dividends	451,747	7,160,193	16,937	351,275
Shares redeemed	(561,079)	(9,848,680)	(186,126)	(3,762,837)

Net increase in shares outstanding	5,779,220	$103,395,279	2,296,473	$46,674,755

	Institutional Class
	January 18, 2019A to April 30, 2019
	(unaudited)
Tocqueville International Value Fund	Shares	Amount
Shares sold	2,260,280	$35,023,876
Shares redeemed	(24,613)	(385,557)

Net increase in shares outstanding	2,235,667	$34,638,319

	Y Class
	January 18, 2019A to April 30, 2019
	(unaudited)
Tocqueville International Value Fund	Shares	Amount
Shares sold	17,873,802	$279,650,509
Shares redeemed	(392,495)	(6,158,876)

Net increase in shares outstanding	17,481,307	$273,491,633

	Investor Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Tocqueville International Value Fund	Shares	Amount	Shares	Amount
Shares sold	8,967,557	$131,841,285	28,716,655	$500,256,514
Reinvestment of dividends	783,284	11,224,453	766,784	13,265,360
Shares redeemed	(46,921,478)	(705,100,533)	(22,853,917)	(381,325,273)

Net increase (decrease) in shares outstanding	(37,170,637)	$(562,034,795)	6,629,522	$132,196,601

A Commencement of operations.

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

49

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional ClassA
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015		2014

	(unaudited)
Net asset value, beginning of period	$18.71		$20.88	$17.41	$18.79	$19.51		$20.07

Income (loss) from investment operations:
Net investment income	0.26		0.44	0.39	0.29	0.35		0.54
Net gains (losses) on investments (both realized and unrealized)	0.49		(1.95)	3.51	(1.24)	(0.55)		(0.77)

Total income (loss) from investment operations	0.75		(1.51)	3.90	(0.95)	(0.20)		(0.23)

Less distributions:
Dividends from net investment income	(0.40)		(0.35)	(0.43)	(0.27)	(0.52)		(0.33)
Distributions from net realized gains	(1.14)		(0.31)	-	(0.16)	-		-

Total distributions	(1.54)		(0.66)	(0.43)	(0.43)	(0.52)		(0.33)

Redemption fees added to beneficial interests	-		-	-	-	0.00	B	0.00	B

Net asset value, end of period	$17.92		$18.71	$20.88	$17.41	$18.79		$19.51

Total returnC	5.12	%D	(7.55)%	22.94%	(5.07)%	(0.99)%		(1.18)%

Ratios and supplemental data:
Net assets, end of period	$1,576,721,743		$1,613,462,237	$1,644,165,106	$1,450,052,040	$1,037,148,821		$956,960,452
Ratios to average net assets:
Expenses, before reimbursements	0.72	%E	0.73%	0.73%	0.69%	0.70%		0.72%
Expenses, net of reimbursements	0.72	%E	0.73%	0.73%	0.69%	0.69%		0.70%
Net investment income, before expense reimbursements	2.80	%E	2.17%	2.01%	2.22%	1.93%		2.74%
Net investment income, net of reimbursements	2.80	%E	2.17%	2.01%	2.22%	1.94%		2.76%
Portfolio turnover rate	19	%D	29%	32%	25%	33%		23%

A	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

50

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015		2014

	(unaudited)
Net asset value, beginning of period	$19.42		$21.64	$18.03	$19.46	$20.21		$20.81

Income (loss) from investment operations:
Net investment income	0.24		0.46	0.38	0.41	0.35		0.50
Net gains (losses) on investments (both realized and unrealized)	0.53		(2.04)	3.65	(1.40)	(0.57)		(0.77)

Total income (loss) from investment operations	0.77		(1.58)	4.03	(0.99)	(0.22)		(0.27)

Less distributions:
Dividends from net investment income	(0.38)		(0.33)	(0.42)	(0.28)	(0.53)		(0.33)
Distributions from net realized gains	(1.14)		(0.31)	-	(0.16)	-		-

Total distributions	(1.52)		(0.64)	(0.42)	(0.44)	(0.53)		(0.33)

Redemption fees added to beneficial interests	-		-	-	-	0.00	A	0.00	A

Net asset value, end of period	$18.67		$19.42	$21.64	$18.03	$19.46		$20.21

Total returnB	5.04	%C	(7.58)%	22.84%	(5.14)%	(1.06)%		(1.31)%

Ratios and supplemental data:
Net assets, end of period	$938,067,652		$904,847,058	$1,029,629,647	$820,596,038	$587,949,806		$530,836,707
Ratios to average net assets:
Expenses, before reimbursements	0.79	%D	0.80%	0.80%	0.77%	0.77%		0.82%
Expenses, net of reimbursements	0.79	%D	0.80%	0.80%	0.77%	0.77%		0.82%
Net investment income, before expense reimbursements	2.76	%D	2.10%	1.95%	2.43%	1.87%		2.62%
Net investment income, net of reimbursements	2.76	%D	2.10%	1.95%	2.43%	1.87%		2.62%
Portfolio turnover rate	19	%C	29%	32%	25%	33%		23%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

51

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015		2014

	(unaudited)
Net asset value, beginning of period	$18.52		$20.67	$17.24	$18.60	$19.32		$19.86

Income (loss) from investment operations:
Net investment income	0.22		0.41	0.35	0.34	0.31		0.46
Net gains (losses) on investments (both realized and unrealized)	0.49		(1.97)	3.45	(1.33)	(0.57)		(0.76)

Total income (loss) from investment operations	0.71		(1.56)	3.80	(0.99)	(0.26)		(0.30)

Less distributions:
Dividends from net investment income	(0.33)		(0.28)	(0.37)	(0.21)	(0.46)		(0.24)
Distributions from net realized gains	(1.14)		(0.31)	-	(0.16)	-		-

Total distributions	(1.47)		(0.59)	(0.37)	(0.37)	(0.46)		(0.24)

Redemption fees added to beneficial interests	-		-	-	-	0.00	A	0.00	A

Net asset value, end of period	$17.76		$18.52	$20.67	$17.24	$18.60		$19.32

Total returnB	4.90	%C	(7.86)%	22.50%	(5.38)%	(1.35)%		(1.54)%

Ratios and supplemental data:
Net assets, end of period	$238,367,751		$250,804,403	$316,589,769	$334,895,337	$342,720,411		$348,541,811
Ratios to average net assets:
Expenses, before reimbursements	1.04	%D	1.06%	1.07%	1.06%	1.03%		1.05%
Expenses, net of reimbursements	1.04	%D	1.06%	1.07%	1.06%	1.03%		1.05%
Net investment income, before expense reimbursements	2.44	%D	1.83%	1.69%	1.95%	1.60%		2.36%
Net investment income, net of reimbursements	2.44	%D	1.83%	1.69%	1.95%	1.60%		2.36%
Portfolio turnover rate	19	%C	29%	32%	25%	33%		23%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

52

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015		2014

	(unaudited)
Net asset value, beginning of period	$18.93		$21.15	$17.62	$19.01	$19.76		$20.36

Income (loss) from investment operations:
Net investment income	0.21		0.36	0.23	0.35	0.38		0.44
Net gains (losses) on investments (both realized and unrealized)	0.51		(1.99)	3.64	(1.37)	(0.68)		(0.77)

Total income (loss) from investment operations	0.72		(1.63)	3.87	(1.02)	(0.30)		(0.33)

Less distributions:
Dividends from net investment income	(0.30)		(0.28)	(0.34)	(0.21)	(0.45)		(0.27)
Distributions from net realized gains	(1.14)		(0.31)	-	(0.16)	-		-

Total distributions	(1.44)		(0.59)	(0.34)	(0.37)	(0.45)		(0.27)

Redemption fees added to beneficial interests	-		-	-	-	0.00	B	0.00	B

Net asset value, end of period	$18.21		$18.93	$21.15	$17.62	$19.01		$19.76

Total returnC	4.81	%D	(7.99)%	22.38%	(5.40)%	(1.51)%		(1.64)%

Ratios and supplemental data:
Net assets, end of period	$43,934,841		$48,571,916	$55,715,606	$23,692,313	$22,912,069		$7,677,201
Ratios to average net assets:
Expenses, before reimbursements	1.19	%E	1.20%	1.20%	1.19%	1.16%		1.19%
Expenses, net of reimbursements	1.19	%E	1.20%	1.20%	1.19%	1.16%		1.19%
Net investment income, before expense reimbursements	2.27	%E	1.70%	1.51%	1.87%	1.55%		2.21%
Net investment income, net of reimbursements	2.27	%E	1.70%	1.51%	1.87%	1.55%		2.21%
Portfolio turnover rate	19	%D	29%	32%	25%	33%		23%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

53

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015		2014

	(unaudited)
Net asset value, beginning of period	$18.50		$20.63	$17.23	$18.59	$19.32		$19.92

Income (loss) from investment operations:
Net investment income	0.23		0.38	0.30	0.32	0.31		0.46
Net gains (losses) on investments (both realized and unrealized)	0.48		(1.95)	3.48	(1.30)	(0.59)		(0.78)

Total income (loss) from investment operations	0.71		(1.57)	3.78	(0.98)	(0.28)		(0.32)

Less distributions:
Dividends from net investment income	(0.32)		(0.25)	(0.38)	(0.22)	(0.45)		(0.28)
Distributions from net realized gains	(1.14)		(0.31)	-	(0.16)	-		-

Total distributions	(1.46)		(0.56)	(0.38)	(0.38)	(0.45)		(0.28)

Redemption fees added to beneficial interests	-		-	-	-	0.00	A	0.00	A

Net asset value, end of period	$17.75		$18.50	$20.63	$17.23	$18.59		$19.32

Total returnB	4.86	%C	(7.89)%	22.43%	(5.34)%	(1.42)%		(1.65)%

Ratios and supplemental data:
Net assets, end of period	$13,799,419		$14,141,551	$17,829,657	$18,673,142	$10,747,749		$8,540,234
Ratios to average net assets:
Expenses, before reimbursements	1.14	%D	1.08%	1.12%	1.07%	1.08%		1.15%
Expenses, net of reimbursements	1.14	%D	1.08%	1.12%	1.07%	1.08%		1.15%
Net investment income, before expense reimbursements	2.38	%D	1.80%	1.65%	1.94%	1.55%		2.31%
Net investment income, net of reimbursements	2.38	%D	1.80%	1.65%	1.94%	1.55%		2.31%
Portfolio turnover rate	19	%C	29%	32%	25%	33%		23%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

54

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015		2014

	(unaudited)
Net asset value, beginning of period	$17.84		$19.93	$16.73	$18.09	$18.83		$19.47

Income (loss) from investment operations:
Net investment income	0.13		0.22	0.17	0.18	0.16		0.30
Net gains (losses) on investments (both realized and unrealized)	0.50		(1.87)	3.36	(1.28)	(0.56)		(0.75)

Total income (loss) from investment operations	0.63		(1.65)	3.53	(1.10)	(0.40)		(0.45)

Less distributions:
Dividends from net investment income	(0.18)		(0.13)	(0.33)	(0.10)	(0.34)		(0.19)
Distributions from net realized gains	(1.14)		(0.31)	-	(0.16)	-		-

Total distributions	(1.32)		(0.44)	(0.33)	(0.26)	(0.34)		(0.19)

Redemption fees added to beneficial interests	-		-	-	-	0.00	A	0.00	A

Net asset value, end of period	$17.15		$17.84	$19.93	$16.73	$18.09		$18.83

Total returnB	4.50	%C	(8.52)%	21.50%	(6.12)%	(2.12)%		(2.36)%

Ratios and supplemental data:
Net assets, end of period	$5,971,439		$6,625,329	$7,622,425	$2,945,246	$3,899,081		$3,028,934
Ratios to average net assets:
Expenses, before reimbursements	1.85	%D	1.81%	1.88%	1.85%	1.82%		1.90%
Expenses, net of reimbursements	1.85	%D	1.81%	1.88%	1.85%	1.83%		1.90%
Net investment income, before expense reimbursements	1.60	%D	1.08%	0.96%	1.12%	0.77%		1.53%
Net investment income, net of reimbursements	1.60	%D	1.08%	0.96%	1.12%	0.77%		1.53%
Portfolio turnover rate	19	%C	29%	32%	25%	33%		23%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

55

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	February 28, 2017A to October 31, 2017

	(unaudited)
Net asset value, beginning of period	$18.73		$20.89	$17.80

Income from investment operations:
Net investment income	0.28		0.39	0.08
Net gains (losses) on investments (both realized and unrealized)	0.47		(1.88)	3.01

Total income (loss) from investment operations	0.75		(1.49)	3.09

Less distributions:
Dividends from net investment income	(0.41)		(0.36)	-
Distributions from net realized gains	(1.14)		(0.31)	-

Total distributions	(1.55)		(0.67)	-

Net asset value, end of period	$17.93		$18.73	$20.89

Total returnB	5.10	%C	(7.47)%	17.36	%C

Ratios and supplemental data:
Net assets, end of period	$150,289,932		$48,725,523	$6,367,999
Ratios to average net assets:
Expenses, before reimbursements	0.68	%D	0.70%	0.89	%D
Expenses, net of reimbursements	0.66	%D	0.66%	0.66	%D
Net investment income, before expense reimbursements	3.22	%D	2.11%	1.63	%D
Net investment income, net of reimbursements	3.24	%D	2.15%	1.85	%D
Portfolio turnover rate	19	%C	29%	32	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is annualized.

See accompanying notes

56

American Beacon Tocqueville International Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	January 18, 2019A to April 30, 2019
	(unaudited)
Net asset value, beginning of period	$14.78

Income from investment operations:
Net investment income	0.07
Net gains on investments (both realized and unrealized)	1.17

Total income from investment operations	1.24

Net asset value, end of period	$16.02

Total returnB	8.39	%C

Ratios and supplemental data:
Net assets, end of period	$35,807,441
Ratios to average net assets:
Expenses, before reimbursements	0.96	%D
Expenses, net of reimbursements	0.89	%D
Net investment income, before expense reimbursements	4.10	%D
Net investment income, net of reimbursements	4.17	%D
Portfolio turnover rate	21	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

57

American Beacon Tocqueville International Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	January 18, 2019A to April 30, 2019
	(unaudited)
Net asset value, beginning of period	$14.78

Income from investment operations:
Net investment income	0.05
Net gains on investments (both realized and unrealized)	1.18

Total income from investment operations	1.23

Net asset value, end of period	$16.01

Total returnB	8.32	%C

Ratios and supplemental data:
Net assets, end of period	$279,909,675
Ratios to average net assets:
Expenses, before reimbursements	0.99	%D
Expenses, net of reimbursements	0.99	%D
Net investment income, before expense reimbursements	3.99	%D
Net investment income, net of reimbursements	3.99	%D
Portfolio turnover rate	21	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

58

American Beacon Tocqueville International Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2019		Year Ended October 31,

			2018		2017		2016		2015		2014

	(unaudited)
Net asset value, beginning of period	$15.06		$17.58		$14.44		$14.59		$14.48		$14.71

Income (loss) from investment operations:
Net investment income	0.17		0.24	E	0.14	E	0.14	E	0.15	E	0.15	E
Net gains (losses) on investments (both realized and unrealized)	0.95		(2.53)		3.23		0.14		0.80		(0.15)

Total income (loss) from investment operations	1.12		(2.29)		3.37		0.28		0.95		–

Less distributions:
Dividends from net investment income	(0.19)		(0.17)		(0.15)		(0.25)		(0.32)		(0.23)
Distributions from net realized gains	–		(0.06)		(0.08)		(0.18)		(0.52)		–

Total distributions	(0.19)		(0.23)		(0.23)		(0.43)		(0.84)		(0.23)

Redemption fees added to beneficial interests	–		–		–		–		0.00	A	0.00	A

Net asset value, end of period	$15.99		$15.06		$17.58		$14.44		$14.59		$14.48

Total returnB	7.58	%C	(13.20)%		23.70%		2.00%		7.20%		(0.00)%

Ratios and supplemental data:
Net assets, end of period	$531,396,500		$1,060,000,108		$1,120,993,795		$525,808,058		$333,761,762		$237,050,771
Ratios to average net assets:
Expenses, before reimbursements	1.40	%D	1.48%		1.53%		1.58%		1.57%		1.54%
Expenses, net of reimbursements	1.24	%D	1.25%		1.25%		1.25%		1.25%		1.25%
Net investment income, before expense reimbursements	1.19	%D	1.09%		0.73%		0.90%		0.71%		0.62%
Net investment income, net of reimbursements	1.35	%D	1.32%		1.01%		1.23%		1.03%		0.91%
Portfolio turnover rate	21	%C	25%		22%		26%		42%		31%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Net investment income per share is calculated using the ending balance prior to consideration or adjustment for permanent book-to-tax differences.

See accompanying notes

59

Disclosures Regarding the Approval of the Management and Investment Advisory Agreements

Approvals Related to American Beacon Tocqueville International Value Fund

At its August 21-22, 2018 meetings, the Board of Trustees (“Board”) considered: (1) the approval of the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon Tocqueville International Value Fund (“Fund”), a newly created series of the Trust, and (2) the approval of a new investment advisory agreement (the “Advisory Agreement”) among the Manager, the Trust, on behalf of the Fund, and Tocqueville Asset Management L.P. (the “Subadviser”), the Fund’s proposed subadviser.

Approval of the Management Agreement

Prior to the meeting, information was provided to the Board by the Manager in response to requests from the Board in connection with the Board’s consideration of the Management Agreement for the Fund. The Investment Committee of the Board also met with representatives of the Manager. The Board also considered information that had been provided by the Manager to the Board at the May 18, 2018 and June 5-6, 2018 Board meetings in connection with the review of the current Management Agreement between the Manager and the Trust as it related to the existing series of the Trust (“Existing Funds”).

Provided below is an overview of the primary factors the Board considered at its August 21-22, 2018 meetings at which the Board considered the approval of the Management Agreement with respect to the Fund. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors with respect to the Fund: (1) the nature and quality of the services to be provided; (2) the estimated costs to be incurred by the Manager in rendering its services to the Fund and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the Fund.

Nature, Extent and Quality of Services. The Board considered that it had reviewed the Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 18, 2018 and June 5-6, 2018 meetings. At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. The Board also considered representations made by the Manager at the Board’s May 18, 2018 and June 5-6, 2018 meetings. At those meetings, the Manager described its disciplined investment approach and goal to provide above-average long-term performance on behalf of the Existing Funds and detailed the culture of compliance and support that reduces risks to the Existing Funds. The Board considered the Manager’s representation that the advisory, administrative and related services proposed to be provided to the Fund will be consistent with the services provided to the Existing Funds that have a single investment subadviser. In addition, the Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the Fund.

60

Disclosures Regarding the Approval of the Management and Investment Advisory Agreements

Investment Performance. The Board considered that the Fund is new and, therefore, had no historical performance for the Board to review with respect to the Manager. The Board also considered that it would review the historical investment performance record relevant to the Fund’s investment professionals in connection with its consideration of the Advisory Agreement.

Costs of the Services Provided to the Fund and the Profits or Losses to be Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to the Fund. The Board also considered that the Manager will receive certain fees related to securities lending, to the extent the Fund engages in securities lending activities. The Board then considered that, at assumed estimated initial asset levels, the Manager was projected to earn a pre-tax profit before and after distribution revenues and expenses from its first year of rendering services to the Fund. The Board also considered the amounts of those projected profits. The Board considered the Manager’s explanation regarding its cost allocation methodology in calculating these projections.

Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the Select Peer Group. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by the Manager to comparable funds. The Board considered the Manager’s representation that the management fee rate proposed by the Manager for the Fund is lower than the average advisory fee rate paid by peer group funds in the Fund’s potential Morningstar, Inc. (“Morningstar”) category (the “Select Peer Group”), but that when combined with the proposed advisory fee rate to be paid to the Subadviser, the proposed management fee rate is higher than the average advisory fee rate paid by peer group funds in the Select Peer Group. The Board also considered that the Fund’s total expense ratio is expected to be lower than the average and higher than the median of the Select Peer Group with respect to the Fund’s Institutional Class shares, and higher than the average and the median of the Select Peer Group with respect to the Fund’s Y Class and Investor Class shares. The Board considered that the Manager had contractually agreed to limit the Fund’s total expenses through at least February 28, 2020 at competitive market levels. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Economies of Scale. The Board considered the Manager’s representation that the proposed management fee rate for the Fund contains breakpoints, which the Manager believes properly reflect economies of scale for the benefit of the Fund’s shareholders.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s representation that it has not identified any material indirect “fall-out” benefits that may accrue to it or its affiliates because of its proposed relationship with the Fund, except that the Manager will benefit from the Fund’s investment of its cash sweep accounts and securities lending collateral in the American Beacon U.S. Government Money Market Select Fund, a series of the American Beacon Select Funds. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund or the Manager, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”): (1) concluded that the proposed management fee is fair and reasonable with respect to the Fund; (2) determined that the Fund and its shareholders were expected to benefit from the Manager’s management of the Fund; and (3) approved the Management Agreement on behalf of the Fund.

Approval of the Advisory Agreement

Prior to the August 21-22, 2018 meetings, information was provided to the Board by the Subadviser in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Advisory Agreement. The Investment Committee of the Board also met with representatives of the Subadviser.

61

Disclosures Regarding the Approval of the Management and Investment Advisory Agreements

Provided below is an overview of the primary factors the Board considered at its August 21-22, 2018 meetings at which the Board considered the approval of the Advisory Agreement. In determining whether to approve the Advisory Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of a composite of similar accounts managed by the Subadviser (the “Composite”), as well as a registered investment company managed by the Subadviser that the Manager and the Subadviser are proposing be reorganized into the Fund (the “Prior Fund”); (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Subadviser with other clients; and (6) any other benefits anticipated to be derived by the Subadviser from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Advisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Advisory Agreement were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the Fund.

Nature, extent and quality of the services to be provided by the Subadviser. The Board considered information regarding the Subadviser’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the Advisory Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also considered the Subadviser’s investment resources, infrastructure and the adequacy of its compliance program. The Board also took into consideration the Manager’s recommendation of the Subadviser. The Board considered the Subadviser’s representation regarding the strength of its financial condition and that its current staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by the Subadviser were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Advisory Agreement.

Performance of the Subadviser. The Board evaluated the information provided by the Subadviser and the Manager regarding the performance of the Composite and the Prior Fund relative to the performance of an appropriate benchmark index, the funds included in the Select Peer Group and the Fund’s potential Morningstar category. The Board considered representations made by the Subadviser and the Manager that, for various periods ended June 30, 2018, the Composite’s and the Prior Fund’s relative performance was favorable. Based on the foregoing information, the Board concluded that the historical investment performance record of the Subadviser supported approval of the Advisory Agreement.

Comparisons of the amounts to be paid under the Advisory Agreement with those under contracts between the Subadviser and its other clients. In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by the Subadviser on behalf of the Fund. The Board considered that the Subadviser’s investment advisory fee rate under the Advisory Agreement would be paid to the Subadviser by the Fund. The Board considered the Subadviser’s representation that the advisory fee rate proposed for the Fund is below the standard fee schedule for the Fund’s strategy and the advisory fee rate that the Subadviser currently charges to other accounts managed in the Fund’s strategy. After evaluating this information, the Board concluded that the Subadviser’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the services to be provided and profits to be realized by the Subadviser and its affiliates from its relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be

62

Disclosures Regarding the Approval of the Management and Investment Advisory Agreements

realized by the Subadviser from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and the Subadviser with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered the Subadviser’s representation that it believes that the proposed advisory fee schedule for the Fund, which includes breakpoints, reflects economies of scale for the benefit of the Fund’s investors.

Benefits to be derived by the Subadviser from its relationship with the Fund. The Board considered the Subadviser’s representation that it is not aware of any “fall-out” benefits that may accrue to it or its affiliates because of the Subadviser’s relationship with the Fund. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Subadviser by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or the Subadviser, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Advisory Agreement is in the best interests of the Fund and approved the Advisory Agreement.

63

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64

Delivery of Documents

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shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the International Equity Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month. A complete schedule of Tocqueville International Value Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds American Beacon International Equity Fund and American Beacon Tocqueville International Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/19

American Beacon®
FUNDS

2019 SEMI-ANNUAL REPORT

April 30, 2019

SMALL CAP VALUE FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SMALL CAP VALUE FUND RISKS

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds April 30, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we take our heritage as a fiduciary very seriously – and we apply that mindset to all aspects of our business as a fund manager. As a result, for more than 30 years, we have endeavored to:

▶   Identify, engage and oversee the best money managers. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style and market strategy we offer. We are committed to partnering with those we judge to be “the best of the best” when it comes to choosing sub-advisors for our mutual funds. Whether our due-diligence process results in the selection of one sub-advisor or multiple sub-advisors, we select those we believe show the greatest potential to help us meet the high standards you’ve come to expect.

▶

Offer a variety of innovative investment solutions. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced money managers who employ distinctive, proprietary investment processes to manage assets through a variety of economic and market conditions. From offering some of the first multi-manager funds, one of the first retirement income funds and the first open-ended mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process in an effort to help you grow your assets while mitigating risk.

▶

Provide a solutions-based approach to achieving long-term investment goals. We seek to provide investment solutions that might enable you to benefit from taking a more disciplined approach to investing. Our mutual funds provide access to institutional-quality, research-intensive investment managers with diverse processes and styles. Over the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals during market upswings and potentially insulate against market downswings.

Our management approach is more than a concept; it’s the cornerstone of American Beacon’s culture. And we strive to employ it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2019 (Unaudited)

The Investor Class of the American Beacon Small Cap Value Fund (the “Fund”) returned 4.56% for the six months ended April 30, 2019, outperforming the Russell 2000® Value Index (the “Index”) return of 3.77% for the same period.

Average Annual Total Returns for the Period ended April 30, 2019

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,8)	AVFIX	4.75%	1.00%	10.03%	6.60%	13.73%
Y Class (1,2,8)	ABSYX	4.70%	0.91%	9.93%	6.52%	13.60%
Investor Class (1,8)	AVPAX	4.56%	0.68%	9.67%	6.26%	13.33%
Advisor Class (1,3,8)	AASSX	4.46%	0.48%	9.48%	6.08%	13.17%
A without Sales Charge (1,4,8)	ABSAX	4.52%	0.56%	9.58%	6.17%	13.21%
A with Sales Charge (1,4,8)	ABSAX	(1.47)%	(5.21)%	7.43%	4.92%	12.54%
C without Sales Charge (1,5,8)	ASVCX	4.15%	(0.13)%	8.83%	5.42%	12.48%
C with Sales Charge (1,5,8)	ASVCX	3.15%	(1.13)%	8.83%	5.42%	12.48%
R6 Class (1,6,8)	AASRX	4.75%	1.04%	10.04%	6.61%	13.73%

Russell 2000® Value Index (7)		3.77%	2.19%	11.46%	6.94%	12.87%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/09 up to 8/3/09, the inception date of the Y Class. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/09.

3.	A portion of the fees charged to the Advisor Class of the Fund was waived in 2009. Performance prior to waiving fees was lower than the actual returns shown for the ten-year period.

4.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/09 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/09. A portion of the fees charged to the A Class of the Fund was waived in 2010, 2012, 2013, and 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown for 2010, 2012, 2013, and 2014. The maximum sales charge for A Class is 5.75%.

5.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/09 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/09. A portion of the fees charged to the C Class of the Fund was waived in 2010, 2012, and 2013, fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown in 2010, 2012 and 2013. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.

Fund performance for the three-year, five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/09 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/09.

7.

The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

8.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and R6 Class shares were 0.81%, 0.88%, 1.14%, 1.29%, 1.21%, 1.87%, and 0.78%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2019 (Unaudited)

The Fund outperformed the Index due to security selection. Sector allocation marginally detracted value relative to the Index.

From a stock selection standpoint, the Fund’s investments in the Consumer Discretionary and Financials sectors contributed positively to relative performance. Within the Consumer Discretionary sector, not owning Signet Jewelers Ltd. (down 57.7%) and owning Whirlpool Corp. (up 30.1%), were the largest contributors to relative performance. Investments in the Financials sector that contributed performance included Prosperity Bancshares, Inc. (up 14.7%), First Hawaiian, Inc. (up 13.7%) and Stifel Financial Corp. (up 29.7%). The aforementioned performance was somewhat offset by negative stock selection in the Information Technology sector, which included not owning Cree, Inc. (up 70.2%) and Viasat, Inc. (up 42.4%).

From a sector allocation perspective, the Fund’s underweight positions in both Real Estate and Utilities, which performed well during the period, detracted from relative performance. Offsetting this underperformance was an overweight to the Industrials sector.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.

Top Ten Holdings (% Net Assets)
Diodes, Inc.		1.0
Portland General Electric Co.		1.0
American Axle & Manufacturing Holdings, Inc.		0.8
Avnet, Inc.		0.8
Brooks Automation, Inc.		0.8
MGIC Investment Corp.		0.8
Stifel Financial Corp.		0.8
UMB Financial Corp.		0.8
Enstar Group Ltd.		0.7
Federal Signal Corp.		0.7

Total Fund Holdings	726

Sector Allocation (% Equities)
Financials		29.1
Industrials		19.7
Information Technology		13.7
Consumer Discretionary		12.2
Energy		5.5
Materials		5.1
Real Estate		4.5
Health Care		2.8
Utilities		2.7
Communication Services		2.4
Consumer Staples		2.3

3

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2019 (Unaudited)

American Beacon Small Cap Value Fund

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period 11/1/2018-4/30/2019*
Institutional Class
Actual	$1,000.00	$1,047.50	$4.16
Hypothetical**	$1,000.00	$1,020.73	$4.11
Y Class
Actual	$1,000.00	$1,047.00	$4.52
Hypothetical**	$1,000.00	$1,020.38	$4.46
Investor Class
Actual	$1,000.00	$1,045.60	$5.73
Hypothetical**	$1,000.00	$1,019.19	$5.66
Advisor Class
Actual	$1,000.00	$1,044.60	$6.79
Hypothetical**	$1,000.00	$1,018.15	$6.71
A Class
Actual	$1,000.00	$1,045.20	$6.29
Hypothetical**	$1,000.00	$1,018.65	$6.21
C Class
Actual	$1,000.00	$1,041.50	$9.82
Hypothetical**	$1,000.00	$1,015.17	$9.69
R6 Class
Actual	$1,000.00	$1,047.50	$4.01
Hypothetical**	$1,000.00	$1,020.88	$3.96

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.82%, 0.89%, 1.13%, 1.34%, 1.24%, 1.94%, and 0.79% for the Institutional, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69%

Communication Services - 2.30%

Media - 2.16%
AMC Networks, Inc., Class AA	131,481	$7,679,805
Emerald Expositions Events, Inc.	98,892	1,389,433
Entercom Communications Corp., Class A	220,539	1,517,308
Entravision Communications Corp., Class A	530,076	1,521,318
EW Scripps Co., Class A	289,503	6,597,773
Gannett Co., Inc.	314,488	2,934,173
Gray Television, Inc.A	1,082,342	25,359,273
John Wiley & Sons, Inc., Class A	205,896	9,508,277
MDC Partners, Inc., Class AA	1,747,872	3,670,531
Meredith Corp.	167,161	9,862,499
MSG Networks, Inc., Class AA	440,620	10,147,479
New Media Investment Group, Inc.	348,662	3,727,197
Nexstar Media Group, Inc., Class A	124,825	14,610,766
Scholastic Corp.	370,885	14,790,894
TEGNA, Inc.	1,778,676	28,316,522

		141,633,248

Wireless Telecommunication Services - 0.14%
Telephone & Data Systems, Inc.	293,759	9,365,037

Total Communication Services		150,998,285

Consumer Discretionary - 11.78%

Auto Components - 1.61%
Adient PLC	125,002	2,887,546
American Axle & Manufacturing Holdings, Inc.A	3,424,287	50,508,233
Cooper Tire & Rubber Co.	319,135	9,529,371
Cooper-Standard Holdings, Inc.A	30,852	1,563,271
Dana, Inc.	353,285	6,889,057
Delphi Technologies PLC	27,399	606,340
Dorman Products, Inc.A	41,601	3,647,160
Gentherm, Inc.A	263,255	11,151,482
Goodyear Tire & Rubber Co.	330,100	6,341,221
Modine Manufacturing Co.A	192,677	2,849,693
Motorcar Parts of America, Inc.A	64,825	1,339,285
Stoneridge, Inc.A	156,621	4,922,598
Tenneco, Inc., Class A	59,396	1,301,960
Tower International, Inc.	82,676	1,929,658

		105,466,875

Automobiles - 0.26%
Thor Industries, Inc.	27,694	1,824,204
Winnebago Industries, Inc.	436,120	15,425,564

		17,249,768

Diversified Consumer Services - 0.62%
Adtalem Global Education, Inc.A	290,537	14,329,285
American Public Education, Inc.A	47,662	1,525,184
Graham Holdings Co., Class B	12,023	8,938,259
H&R Block, Inc.	514,092	13,988,443
Sotheby’sA	35,943	1,516,076
Weight Watchers International, Inc.A	22,194	453,201

		40,750,448

Hotels, Restaurants & Leisure - 1.20%
Bloomin’ Brands, Inc.	872,185	17,434,978
Brinker International, Inc.	110,384	4,721,124

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Consumer Discretionary - 11.78% (continued)

Hotels, Restaurants & Leisure - 1.20% (continued)
Cheesecake Factory, Inc.	376,463	$18,680,094
Dave & Buster’s Entertainment, Inc.	375,514	21,344,216
Hilton Grand Vacations, Inc.A	180,512	5,783,604
International Speedway Corp., Class A	58,794	2,593,991
SeaWorld Entertainment, Inc.A	29,107	774,828
Wyndham Destinations, Inc.	177,294	7,722,927

		79,055,762

Household Durables - 2.55%
Cavco Industries, Inc.A	29,266	3,651,519
Century Communities, Inc.A	79,533	2,022,524
Ethan Allen Interiors, Inc.	477,149	10,544,993
Flexsteel Industries, Inc.	17,162	371,729
Green Brick Partners, Inc.A	56,501	505,119
Helen of Troy Ltd.A	109,683	15,794,352
Hooker Furniture Corp.	29,547	880,796
KB Home	729,152	18,892,328
La-Z-Boy, Inc.	81,534	2,674,315
LGI Homes, Inc.A	62,064	4,301,656
Lifetime Brands, Inc.	26,105	246,953
M/I Homes, Inc.A	230,634	6,496,960
MDC Holdings, Inc.	334,649	10,226,874
Meritage Homes Corp.A	142,772	7,302,788
Taylor Morrison Home Corp., Class AA	1,031,768	19,975,029
Toll Brothers, Inc.	302,054	11,508,257
TRI Pointe Group, Inc.A	558,648	7,290,356
Tupperware Brands Corp.	49,395	1,175,601
Whirlpool Corp.	251,886	34,966,815
William Lyon Homes, Class AA	450,119	7,589,006
ZAGG, Inc.A	143,562	1,182,951

		167,600,921

Internet & Direct Marketing Retail - 0.04%
Lands’ End, Inc.A	97,744	1,711,497
PetMed Express, Inc.B	18,462	403,395
Shutterfly, Inc.A	9,820	430,411

		2,545,303

Leisure Products - 0.39%
Brunswick Corp.	237,386	12,156,537
Johnson Outdoors, Inc., Class A	13,159	1,008,901
Malibu Boats, Inc., Class AA	255,023	10,614,057
Nautilus, Inc.A	322,044	1,722,935

		25,502,430

Multiline Retail - 0.39%
Big Lots, Inc.	307,935	11,442,864
Dillard’s, Inc., Class A	208,977	14,304,476

		25,747,340

Specialty Retail - 4.05%
Aaron’s, Inc.	375,387	20,905,302
Abercrombie & Fitch Co., Class A	587,713	17,566,742
Asbury Automotive Group, Inc.A	71,979	5,771,276
Ascena Retail Group, Inc.A	302,184	359,599
AutoNation, Inc.A	34,764	1,457,654

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Consumer Discretionary - 11.78% (continued)

Specialty Retail - 4.05% (continued)
Bed Bath & Beyond, Inc.B	754,985	$12,615,799
Buckle, Inc.B	318,517	5,886,194
Caleres, Inc.	141,829	3,720,175
Camping World Holdings, Inc., Class AB	96,437	1,438,840
Children’s Place, Inc.	122,560	13,827,219
Designer Brands, Inc.	296,424	6,595,434
Dick’s Sporting Goods, Inc.	798,647	29,549,939
Express, Inc.A	226,263	832,648
GameStop Corp., Class AB	43,277	374,346
Genesco, Inc.A	131,174	5,877,907
Group 1 Automotive, Inc.	302,880	23,718,533
Haverty Furniture Cos, Inc.	22,450	534,759
Hibbett Sports, Inc.A	201,915	4,179,640
Kirkland’s, Inc.A	153,511	902,645
Lithia Motors, Inc., Class A	66,982	7,603,797
Lumber Liquidators Holdings, Inc.A B	222,546	2,942,058
Murphy USA, Inc.A	10,751	918,888
Office Depot, Inc.	7,793,140	18,703,536
Party City Holdco, Inc.A	81,679	547,249
Penske Automotive Group, Inc.	254,799	11,700,370
Sally Beauty Holdings, Inc.A	334,091	5,913,411
Sonic Automotive, Inc., Class A	1,220,094	24,682,502
Sportsman’s Warehouse Holdings, Inc.A	83,820	373,837
Urban Outfitters, Inc.A	304,405	9,049,961
Williams-Sonoma, Inc.	425,187	24,307,941
Zumiez, Inc.A	121,149	3,226,198

		266,084,399

Textiles, Apparel & Luxury Goods - 0.67%
Deckers Outdoor Corp.A	24,982	3,952,402
G-III Apparel Group Ltd.A	329,229	14,206,231
Movado Group, Inc.	125,084	4,459,244
Oxford Industries, Inc.	122,327	10,160,481
Unifi, Inc.A	20,918	422,544
Vera Bradley, Inc.A	223,044	2,738,980
Wolverine World Wide, Inc.	223,065	8,211,023

		44,150,905

Total Consumer Discretionary		774,154,151

Consumer Staples - 2.25%

Beverages - 0.20%
Boston Beer Co., Inc., Class AA	41,560	12,884,016

Food & Staples Retailing - 0.60%
Andersons, Inc.	160,483	5,247,794
Casey’s General Stores, Inc.	71,461	9,457,863
Performance Food Group Co.A	327,154	13,396,956
Smart & Final Stores, Inc.A	452,586	2,955,387
SpartanNash Co.	169,699	2,744,033
United Natural Foods, Inc.A	155,773	2,012,587
Village Super Market, Inc., Class A	15,932	468,082
Weis Markets, Inc.	73,578	3,093,955

		39,376,657

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Consumer Staples - 2.25% (continued)

Food Products - 1.12%
Cal-Maine Foods, Inc.	107,771	$4,430,466
Darling Ingredients, Inc.A	1,500,686	32,729,962
Flowers Foods, Inc.	386,452	8,401,466
Fresh Del Monte Produce, Inc.	304,420	8,983,434
Hain Celestial Group, Inc.A	341,021	7,441,078
Sanderson Farms, Inc.	7,455	1,130,402
SunOpta, Inc.A B	2,995,678	10,634,657

		73,751,465

Household Products - 0.15%
Energizer Holdings, Inc.	207,917	9,957,145

Metals & Mining - 0.00%
Ferroglobe Representation & Warranty InsuranceC D	2,123,070	-

Personal Products - 0.11%
Edgewell Personal Care Co.A	150,292	6,196,539
Natural Health Trends Corp.B	72,469	837,742

		7,034,281

Tobacco - 0.07%
Universal Corp.	84,784	4,566,466

Total Consumer Staples		147,570,030

Energy - 5.27%

Energy Equipment & Services - 1.98%
Apergy Corp.A	225,673	8,956,961
C&J Energy Services, Inc.A	1,015,290	14,264,824
Cactus, Inc., Class AA	28,283	1,026,673
Dril-Quip, Inc.A	286,916	12,498,061
Frank’s International N.V.A	4,542,106	26,525,899
FTS International, Inc.A	58,334	603,757
Helix Energy Solutions Group, Inc.A	411,904	3,221,089
Hi-Crush Partners LP, MLP	98,794	349,731
Keane Group, Inc.A	167,635	1,758,491
Key Energy Services, Inc.A B	301,510	1,260,312
Liberty Oilfield Services, Inc., Class AB	88,679	1,322,204
Mammoth Energy Services, Inc.	79,546	1,240,122
McDermott International, Inc.A	156,934	1,269,596
Newpark Resources, Inc.A	1,921,615	14,027,790
Nine Energy Service, Inc.A	227,125	4,572,026
Oceaneering International, Inc.A	54,163	1,039,930
Oil States International, Inc.A	130,891	2,528,814
Patterson-UTI Energy, Inc.	1,143,437	15,539,309
ProPetro Holding Corp.A	430,016	9,516,254
Quintana Energy Services, Inc.A	290,256	1,381,619
RPC, Inc.	75,716	779,118
SEACOR Holdings, Inc.A	37,332	1,662,767
Select Energy Services, Inc., Class AA	111,266	1,281,784
Smart Sand, Inc.A B	226,704	890,947
Solaris Oilfield Infrastructure, Inc., Class A	131,407	2,232,605
U.S. Well Services, Inc.A	56,762	408,119

		130,158,802

Oil, Gas & Consumable Fuels - 3.29%
Alliance Resource Partners LP, MLP	245,461	4,730,033
Altus Midstream Co., Class AA B	518,976	2,620,829

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Energy - 5.27% (continued)

Oil, Gas & Consumable Fuels - 3.29% (continued)
Arch Coal, Inc., Class A	101,937	$9,885,850
Berry Petroleum Corp.	450,566	5,118,430
Bonanza Creek Energy, Inc.A	377,462	9,085,510
Callon Petroleum Co.A	5,514,562	41,414,361
CONSOL Energy, Inc.A	66,006	2,237,603
Contango Oil & Gas Co.A	273,689	826,541
Delek US Holdings, Inc.	26,712	989,947
Earthstone Energy, Inc., Class AA	263,037	1,762,348
Enerplus Corp.	186,918	1,710,300
Gran Tierra Energy, Inc.A	1,747,690	4,176,979
Gulfport Energy Corp.A	98,955	648,155
HighPoint Resources Corp.A	534,327	1,464,056
Hoegh LNG Partners LP	77,091	1,514,838
Kosmos Energy Ltd.	2,449,908	16,389,885
Laredo Petroleum, Inc.A	268,098	809,656
Midstates Petroleum Co., Inc.A	82,356	1,051,686
Murphy Oil Corp.	481,159	13,106,771
Noble Midstream Partners LP, MLP	26,221	902,789
Northern Oil and Gas, Inc.A	342,046	906,422
Oasis Midstream Partners LP, MLP	44,978	896,412
Oasis Petroleum, Inc.A	67,453	411,463
Par Pacific Holdings, Inc.A	192,759	3,766,511
PBF Energy, Inc., Class A	42,276	1,419,628
PBF Logistics LP, MLP	20,141	428,802
PDC Energy, Inc.A	231,179	10,053,975
Peabody Energy Corp.	475,951	13,693,110
Penn Virginia Corp.A	170,720	7,665,328
QEP Resources, Inc.A	97,621	734,110
Renewable Energy Group, Inc.A	94,112	2,269,981
REX American Resources Corp.A	23,301	1,969,168
SM Energy Co.	57,194	911,100
Southwestern Energy Co.A	1,731,394	6,839,006
SRC Energy, Inc.A	1,026,788	6,314,746
Talos Energy, Inc.A	87,857	2,609,353
W&T Offshore, Inc.A	930,099	5,934,032
Whiting Petroleum Corp.A	523,954	14,351,100
World Fuel Services Corp.	476,391	14,696,662

		216,317,476

Total Energy		346,476,278

Financials - 28.12%

Banks - 16.27%
1st Source Corp.	29,356	1,374,741
Amalgamated Bank, Class A	58,334	988,761
American National Bankshares, Inc.	14,330	541,961
Ameris Bancorp	58,287	2,125,144
Associated Banc-Corp	1,919,970	43,564,119
Banc of California, Inc.	115,078	1,669,782
Bancorp, Inc.A	273,877	2,796,284
BancorpSouth Bank	168,869	5,147,127
Bank of Hawaii Corp.	11,883	978,922
Bank of NT Butterfield & Son Ltd.	684,733	27,403,015
BankUnited, Inc.	492,343	18,009,907
Banner Corp.	246,734	13,081,837
Bar Harbor Bankshares	17,994	472,882
Berkshire Hills Bancorp, Inc.	587,864	17,630,041

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Financials - 28.12% (continued)

Banks - 16.27% (continued)
Boston Private Financial Holdings, Inc.	900,702	$10,313,038
Bridge Bancorp, Inc.	31,190	966,578
Brookline Bancorp, Inc.	216,731	3,261,802
Bryn Mawr Bank Corp.	133,272	5,076,330
Cadence Bancorp	359,840	8,186,360
Camden National Corp.	22,674	997,203
Carolina Financial Corp.	189,181	6,827,542
Cathay General Bancorp	495,340	18,223,559
CenterState Bank Corp.	360,383	8,894,252
Central Pacific Financial Corp.	274,174	8,227,962
Chemical Financial Corp.	196,621	8,637,561
CIT Group, Inc.	144,512	7,698,154
City Holding Co.	12,548	996,060
Columbia Banking System, Inc.	62,700	2,353,758
Community Trust Bancorp, Inc.	20,773	877,659
ConnectOne Bancorp, Inc.	66,092	1,442,788
Customers Bancorp, Inc.A	95,881	2,171,705
CVB Financial Corp.	541,042	11,740,611
Eagle Bancorp, Inc.A	17,086	944,172
Enterprise Financial Services Corp.	52,994	2,254,365
Financial Institutions, Inc.	31,688	871,420
First Bancorp	25,400	962,914
First BanCorp	159,651	1,804,056
First Business Financial Services, Inc.	21,559	496,504
First Citizens BancShares, Inc., Class A	12,341	5,531,853
First Commonwealth Financial Corp.	203,097	2,764,150
First Financial Bancorp	16,989	426,424
First Financial Corp.	89,824	3,698,054
First Hawaiian, Inc.	1,662,647	45,972,190
First Horizon National Corp.	1,683,306	25,401,088
First Internet Bancorp	64,252	1,406,476
First Interstate BancSystem, Inc., Class A	248,372	10,496,201
First Merchants Corp.	66,201	2,427,591
First Mid Bancshares, Inc.	12,252	422,571
First Midwest Bancorp, Inc.	990,092	21,257,275
Flushing Financial Corp.	95,982	2,169,193
FNB Corp.	1,226,554	14,878,100
Franklin Financial Network, Inc.	58,347	1,613,295
Fulton Financial Corp.	2,067,447	35,663,461
Glacier Bancorp, Inc.	38,371	1,634,221
Great Southern Bancorp, Inc.	8,838	512,162
Great Western Bancorp, Inc.	183,700	6,460,729
Hancock Whitney Corp.	891,551	38,996,441
Hanmi Financial Corp.	78,953	1,872,765
Heartland Financial USA, Inc.	43,933	1,972,592
Hilltop Holdings, Inc.	173,338	3,645,298
Home BancShares, Inc.	191,235	3,669,800
HomeTrust Bancshares, Inc.	16,893	428,406
Hope Bancorp, Inc.	597,327	8,398,418
Horizon Bancorp, Inc.	97,962	1,593,842
IBERIABANK Corp.	281,856	22,407,552
International Bancshares Corp.	527,326	21,868,209
Investors Bancorp, Inc.	1,007,043	11,832,755
Lakeland Bancorp, Inc.	55,486	918,848
Live Oak Bancshares, Inc.	119,277	2,083,769
Midland States Bancorp, Inc.	70,070	1,879,277

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Financials - 28.12% (continued)

Banks - 16.27% (continued)
MidWestOne Financial Group, Inc.	15,616	$440,059
National Bank Holdings Corp., Class A	505,811	19,342,213
Northrim BanCorp, Inc.	12,286	436,030
OFG Bancorp	300,225	6,058,540
Old National Bancorp	1,989,103	33,973,879
Opus Bank	40,460	884,860
Orrstown Financial Services, Inc.	25,916	537,498
Pacific Premier Bancorp, Inc.	31,720	922,100
Park National Corp.	4,714	460,464
Peapack Gladstone Financial Corp.	48,822	1,412,420
Pinnacle Financial Partners, Inc.	66,095	3,838,137
Popular, Inc.	736,055	42,477,734
Preferred Bank	18,811	925,313
Prosperity Bancshares, Inc.	577,114	42,498,675
RBB Bancorp	23,627	457,419
Renasant Corp.	121,755	4,414,836
Republic Bancorp, Inc., Class A	31,875	1,506,413
S&T Bancorp, Inc.	63,689	2,552,655
Sandy Spring Bancorp, Inc.	25,685	896,150
Seacoast Banking Corp. of FloridaA	688,146	19,515,821
Simmons First National Corp., Class A	220,101	5,588,364
South State Corp.	268,322	20,301,243
Southern National Bancorp of Virginia, Inc.	59,545	888,411
Sterling Bancorp	277,560	5,945,335
Synovus Financial Corp.	260,996	9,620,313
TCF Financial Corp.	937,748	20,752,363
Texas Capital Bancshares, Inc.A	697,660	45,159,532
Towne Bank	180,475	4,706,788
TriCo Bancshares	23,420	934,692
Triumph Bancorp, Inc.A	27,399	849,643
Trustmark Corp.	359,300	12,920,428
UMB Financial Corp.	782,809	54,687,037
Umpqua Holdings Corp.	1,393,667	24,194,059
Union Bankshares Corp.	461,082	16,829,493
United Bankshares, Inc.	191,533	7,515,755
United Community Banks, Inc.	439,002	12,327,176
Univest Financial Corp.	19,052	480,491
Valley National Bancorp	2,246,218	23,540,365
Veritex Holdings, Inc.	378,108	10,023,643
Webster Financial Corp.	418,920	22,257,220
WesBanco, Inc.	255,928	10,319,017
West Bancorporation, Inc.	20,220	424,013
Westamerica Bancorp	113,181	7,268,484
Wintrust Financial Corp.	179,578	13,683,844

		1,069,082,807

Capital Markets - 2.76%
AllianceBernstein Holding LP, MLP	412,833	12,182,702
Artisan Partners Asset Management, Inc., Class A	187,188	5,304,908
Blucora, Inc.A	349,175	12,221,125
BrightSphere Investment Group PLC	490,692	7,193,545
Cohen & Steers, Inc.	129,491	6,493,973
Donnelley Financial Solutions, Inc.A	244,494	3,743,203
Evercore, Inc., Class A	234,067	22,805,148
Federated Investors, Inc., Class B	483,072	14,844,802
GAIN Capital Holdings, Inc.B	66,386	349,854

See accompanying notes

12

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Financials - 28.12% (continued)

Capital Markets - 2.76% (continued)
GAMCO Investors, Inc., Class A	24,607	$533,480
Greenhill & Co., Inc.	59,052	1,222,967
INTL. FCStone, Inc.A	51,781	2,100,237
Legg Mason, Inc.	61,546	2,058,714
Och-Ziff Capital Management Group LLC, Class A, MLP	36,082	529,684
Oppenheimer Holdings, Inc., Class A	47,588	1,249,185
Piper Jaffray Cos	67,760	5,461,456
Stifel Financial Corp.	836,452	49,911,091
Victory Capital Holdings, Inc., Class AA	87,266	1,439,016
Virtus Investment Partners, Inc.	42,284	5,184,441
Waddell & Reed Financial, Inc., Class A	925,252	17,329,970
Westwood Holdings Group, Inc.	42,768	1,338,211
WisdomTree Investments, Inc.	1,131,859	8,149,385

		181,647,097

Consumer Finance - 1.48%
Encore Capital Group, Inc.A	44,318	1,252,427
Enova International, Inc.A	83,469	2,289,555
EZCORP, Inc., Class AA	227,690	2,474,990
Green Dot Corp., Class AA	120,733	7,699,143
Navient Corp.	842,459	11,381,621
Nelnet, Inc., Class A	158,538	9,203,131
OneMain Holdings, Inc.	371,613	12,623,694
PRA Group, Inc.A	605,370	17,023,004
SLM Corp.	2,873,713	29,196,924
World Acceptance Corp.A	28,894	3,755,931

		96,900,420

Diversified Financial Services - 0.03%
FGL Holdings	234,451	1,999,867

Insurance - 4.45%
Ambac Financial Group, Inc.A	388,148	7,258,368
American Equity Investment Life Holding Co.	672,926	19,790,754
Argo Group International Holdings Ltd.	320,848	25,048,603
Assured Guaranty Ltd.	289,121	13,791,072
Axis Capital Holdings Ltd.	228,671	12,999,946
Brighthouse Financial, Inc.A	99,400	4,153,926
CNO Financial Group, Inc.	2,056,228	34,030,573
Employers Holdings, Inc.	110,449	4,740,471
Enstar Group Ltd.A	273,102	48,410,061
FBL Financial Group, Inc., Class A	32,302	2,017,906
First American Financial Corp.	29,196	1,665,924
Global Indemnity Ltd.	386,928	11,917,382
Hanover Insurance Group, Inc.	120,320	14,511,795
Horace Mann Educators Corp.	534,811	20,633,008
Kemper Corp.	124,320	11,173,882
MBIA, Inc.A	408,195	3,947,246
National General Holdings Corp.	478,733	11,800,768
National Western Life Group, Inc., Class A	14,652	3,907,981
ProAssurance Corp.	51,167	1,920,298
Protective Insurance Corp., Class B	24,257	394,176
Safety Insurance Group, Inc.	71,468	6,640,807
Selective Insurance Group, Inc.	146,082	10,417,107
Stewart Information Services Corp.	39,070	1,660,866
Third Point Reinsurance Ltd.A	131,897	1,531,324
United Fire Group, Inc.	46,252	2,017,050

See accompanying notes

13

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Financials - 28.12% (continued)

Insurance - 4.45% (continued)
Universal Insurance Holdings, Inc.	95,613	$2,848,311
White Mountains Insurance Group Ltd.	13,849	13,004,765

		292,234,370

Mortgage Real Estate Investment Trusts (REITs) - 0.31%
Apollo Commercial Real Estate Finance, Inc.	554,341	10,388,350
Ares Commercial Real Estate Corp.	90,376	1,373,715
Colony Credit Real Estate, Inc.	112,656	1,750,674
Ellington Financial, Inc.	100,351	1,810,332
Exantas Capital Corp.	118,091	1,293,097
Great Ajax Corp.	34,113	488,498
PennyMac Mortgage Investment Trust	84,645	1,777,545
Ready Capital Corp.	88,922	1,343,612

		20,225,823

Thrifts & Mortgage Finance - 2.82%
Capitol Federal Financial, Inc.	360,397	4,973,479
Dime Community Bancshares, Inc.	154,615	3,115,492
Essent Group Ltd.A	524,128	24,869,874
Flagstar Bancorp, Inc.	157,730	5,638,848
FS Bancorp, Inc.	9,133	472,085
HomeStreet, Inc.A	67,143	1,889,404
Kearny Financial Corp.	249,127	3,487,778
Luther Burbank Corp.	337,513	3,554,012
Merchants Bancorp	39,530	955,835
Meridian Bancorp, Inc.	137,620	2,369,817
MGIC Investment Corp.A	3,374,002	49,395,389
New York Community Bancorp, Inc.	58,814	684,007
Northfield Bancorp, Inc.	215,940	3,239,100
Northwest Bancshares, Inc.	259,211	4,518,048
OceanFirst Financial Corp.	170,172	4,284,931
Oritani Financial Corp.	187,681	3,256,265
PennyMac Financial Services, Inc.	66,081	1,473,606
Provident Financial Services, Inc.	128,531	3,408,642
Radian Group, Inc.	773,462	18,114,480
Southern Missouri Bancorp, Inc.	12,578	421,992
Sterling Bancorp, Inc.	50,877	498,086
Territorial Bancorp, Inc.	15,826	458,163
TFS Financial Corp.	64,980	1,081,267
TrustCo Bank Corp.	171,587	1,372,696
United Financial Bancorp, Inc.	179,807	2,371,654
Walker & Dunlop, Inc.	85,480	4,697,126
Washington Federal, Inc.	924,016	30,621,890
Waterstone Financial, Inc.	25,615	424,184
WSFS Financial Corp.	77,155	3,331,553

		184,979,703

Total Financials		1,847,070,087

Health Care - 2.72%

Biotechnology - 0.34%
Anika Therapeutics, Inc.A	44,335	1,412,070
Emergent BioSolutions, Inc.A	166,866	8,623,635
United Therapeutics Corp.A	121,194	12,430,868

		22,466,573

See accompanying notes

14

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Health Care - 2.72% (continued)

Health Care Equipment & Supplies - 0.22%
Invacare Corp.	1,055,934	$7,813,912
NuVasive, Inc.A	113,515	6,879,009

		14,692,921

Health Care Providers & Services - 1.41%
Amedisys, Inc.A	59,339	7,584,711
AMN Healthcare Services, Inc.A	382,170	19,895,770
Encompass Health Corp.	360,929	23,261,874
Hanger, Inc.A	769,805	15,296,025
LHC Group, Inc.A	91,816	10,201,676
Magellan Health, Inc.A	28,034	1,962,380
Owens & Minor, Inc.	248,210	846,396
R1 RCM, Inc.A	363,602	3,806,913
Select Medical Holdings Corp.A	434,193	6,239,353
Tivity Health, Inc.A	158,177	3,419,787

		92,514,885

Health Care Technology - 0.22%
NextGen Healthcare, Inc.A	292,218	5,490,776
Omnicell, Inc.A	112,670	9,054,161

		14,544,937

Life Sciences Tools & Services - 0.33%
Cambrex Corp.A	300,518	12,928,285
Medpace Holdings, Inc.A	153,060	8,597,380

		21,525,665

Pharmaceuticals - 0.20%
Innoviva, Inc.A	280,917	3,941,266
Prestige Consumer Healthcare, Inc.A	54,082	1,591,092
Supernus Pharmaceuticals, Inc.A	150,752	5,537,121
Taro Pharmaceutical Industries Ltd.	16,498	1,772,050

		12,841,529

Total Health Care		178,586,510

Industrials - 19.05%

Aerospace & Defense - 1.12%
AAR Corp.	180,469	6,094,438
Aerojet Rocketdyne Holdings, Inc.A	392,784	13,299,666
Aerovironment, Inc.A	115,845	7,942,333
Astronics Corp.A	226,130	7,539,174
Cubic Corp.	50,976	2,894,417
Embraer S.A., Sponsored ADR	1,047,308	20,956,633
Moog, Inc., Class A	40,912	3,831,000
National Presto Industries, Inc.	16,488	1,755,972
Triumph Group, Inc.	91,260	2,165,600
Vectrus, Inc.A	149,247	6,051,966
Wesco Aircraft Holdings, Inc.A	150,124	1,267,047

		73,798,246

Air Freight & Logistics - 0.54%
Air Transport Services Group, Inc.A	1,252,796	29,478,290
Atlas Air Worldwide Holdings, Inc.A	70,019	3,381,218
Hub Group, Inc., Class AA	68,057	2,829,129

		35,688,637

See accompanying notes

15

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Industrials - 19.05% (continued)

Airlines - 0.64%
Allegiant Travel Co.	47,886	$7,033,496
Hawaiian Holdings, Inc.	297,893	8,403,562
JetBlue Airways Corp.A	490,850	9,105,267
SkyWest, Inc.	142,004	8,746,026
Spirit Airlines, Inc.A	158,689	8,629,508

		41,917,859

Building Products - 2.37%
Advanced Drainage Systems, Inc.	273,070	7,659,614
Apogee Enterprises, Inc.	47,012	1,894,584
Armstrong Flooring, Inc.A	453,670	6,573,678
Builders FirstSource, Inc.A	524,107	7,222,194
Caesarstone Ltd.B	115,248	1,743,702
Gibraltar Industries, Inc.A	692,401	27,467,548
Insteel Industries, Inc.	55,283	1,157,626
Masonite International Corp.A	527,933	27,183,270
Patrick Industries, Inc.A	33,900	1,690,593
Resideo Technologies, Inc.A	569,154	12,919,796
Simpson Manufacturing Co., Inc.	517,759	32,970,893
Universal Forest Products, Inc.	728,396	26,914,232

		155,397,730

Commercial Services & Supplies - 1.58%
ACCO Brands Corp.	517,888	4,733,496
Deluxe Corp.	185,132	8,279,103
Ennis, Inc.	43,695	881,765
Herman Miller, Inc.	435,272	16,897,259
Interface, Inc.	55,780	894,711
Knoll, Inc.	1,042,728	22,773,180
Matthews International Corp., Class A	147,234	5,898,194
Mobile Mini, Inc.	739,725	26,644,894
Quad/Graphics, Inc.	835,631	10,203,055
Steelcase, Inc., Class A	282,300	4,880,967
Team, Inc.A B	42,944	725,754
UniFirst Corp.	4,669	738,309

		103,550,687

Construction & Engineering - 1.99%
AECOMA	427,800	14,502,420
Aegion Corp.A	254,444	5,065,980
Construction Partners, Inc., Class AA	298,513	3,910,520
EMCOR Group, Inc.	300,901	25,317,810
Granite Construction, Inc.	220,386	9,893,128
MasTec, Inc.A	67,506	3,419,179
MYR Group, Inc.A	42,250	1,527,337
Primoris Services Corp.	1,476,629	32,367,708
Quanta Services, Inc.	256,973	10,433,104
Tutor Perini Corp.A	1,152,865	23,022,714
Valmont Industries, Inc.	7,234	975,433

		130,435,333

Electrical Equipment - 1.52%
Atkore International Group, Inc.A	159,873	3,958,455
AZZ, Inc.	33,961	1,612,808
Encore Wire Corp.	388,069	23,008,611
EnerSys	396,414	27,427,885
Generac Holdings, Inc.A	163,943	9,015,226

See accompanying notes

16

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Industrials - 19.05% (continued)

Electrical Equipment - 1.52% (continued)
Preformed Line Products Co.	7,297	$411,478
Regal Beloit Corp.	273,381	23,259,255
Thermon Group Holdings, Inc.A	56,739	1,463,299
TPI Composites, Inc.A	321,991	9,965,621

		100,122,638

Machinery - 5.62%
Actuant Corp., Class A	1,106,239	28,297,594
Alamo Group, Inc.	5,497	569,709
Altra Industrial Motion Corp.	118,522	4,443,390
Astec Industries, Inc.	186,997	6,303,669
Barnes Group, Inc.	403,735	22,455,741
Blue Bird Corp.A	185,201	3,205,829
Briggs & Stratton Corp.	204,504	2,494,949
Chart Industries, Inc.A	92,737	8,185,895
Colfax Corp.A	855,830	25,820,391
Columbus McKinnon Corp.	71,420	2,811,091
Commercial Vehicle Group, Inc.A	243,965	2,176,168
EnPro Industries, Inc.	111,830	8,311,205
Federal Signal Corp.	1,675,806	48,212,939
Global Brass & Copper Holdings, Inc.	242,178	10,508,103
Graham Corp.	38,692	800,924
Greenbrier Cos, Inc.	370,497	13,163,758
Hillenbrand, Inc.	146,345	6,295,762
Hyster-Yale Materials Handling, Inc.	111,360	7,418,803
Kennametal, Inc.	738,456	30,055,159
Lindsay Corp.	102,431	8,706,635
Manitowoc Co., Inc.A	390,494	6,974,223
Meritor, Inc.A	255,751	6,204,519
Miller Industries, Inc.	221,883	7,339,890
Mueller Industries, Inc.	26,734	779,831
Mueller Water Products, Inc., Class A	135,620	1,455,203
Navistar International Corp.A	363,230	12,400,672
Oshkosh Corp.	199,867	16,507,015
Park-Ohio Holdings Corp.	82,421	3,019,081
REV Group, Inc.	159,907	2,029,220
Standex International Corp.	8,056	532,260
Sun Hydraulics Corp.	75,703	3,962,295
Tennant Co.	34,573	2,294,956
Terex Corp.	929,633	30,984,668
Timken Co.	234,412	11,240,055
TriMas Corp.A	353,876	10,945,385
Trinity Industries, Inc.	343,032	7,395,770
Wabash National Corp.	336,022	5,067,212

		369,369,969

Marine - 0.46%
Matson, Inc.	764,343	30,275,626

Professional Services - 1.09%
Barrett Business Services, Inc.	17,079	1,244,376
GP Strategies Corp.A	111,699	1,421,928
Hudson Global, Inc.A	610,580	970,822
Huron Consulting Group, Inc.A	176,876	8,548,417
InnerWorkings, Inc.A	631,962	2,136,032
Kelly Services, Inc., Class A	346,702	7,717,587
Korn Ferry	394,278	18,538,952

See accompanying notes

17

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Industrials - 19.05% (continued)

Professional Services - 1.09% (continued)
ManpowerGroup, Inc.	128,052	$12,298,114
Navigant Consulting, Inc.	75,303	1,719,167
Resources Connection, Inc.	105,487	1,694,121
TrueBlue, Inc.A	267,076	6,452,556
WageWorks, Inc.A	184,975	9,024,930

		71,767,002

Road & Rail - 0.62%
ArcBest Corp.	562,335	17,184,958
Avis Budget Group, Inc.A	121,292	4,311,931
Covenant Transportation Group, Inc., Class AA	67,270	1,313,783
Marten Transport Ltd.	257,783	5,098,948
Ryder System, Inc.	109,927	6,925,401
Schneider National, Inc.	43,112	901,041
Universal Logistics Holdings, Inc.	63,617	1,553,527
Werner Enterprises, Inc.	96,915	3,246,652

		40,536,241

Trading Companies & Distributors - 1.50%
Air Lease Corp.	308,483	11,895,104
Aircastle Ltd.	637,143	12,691,889
Applied Industrial Technologies, Inc.	66,969	4,014,122
BMC Stock Holdings, Inc.A	139,515	2,871,219
GATX Corp.	96,295	7,427,233
Kaman Corp.	111,592	6,908,661
MRC Global, Inc.A	195,151	3,381,967
NOW, Inc.A	272,270	3,980,587
Rush Enterprises, Inc., Class A	522,837	22,173,517
Textainer Group Holdings Ltd.A	37,258	357,304
Titan Machinery, Inc.A	49,646	853,911
Triton International Ltd.	267,823	8,824,768
WESCO International, Inc.A	225,552	12,910,597

		98,290,879

Total Industrials		1,251,150,847

Information Technology - 13.23%

Communications Equipment - 1.27%
Casa Systems, Inc.A	357,387	3,427,341
Ciena Corp.A	787,785	30,219,433
CommScope Holding Co., Inc.A	523,143	12,963,484
Comtech Telecommunications Corp.	16,285	383,186
Digi International, Inc.A	81,004	1,042,522
EchoStar Corp., Class AA	67,700	2,697,845
Extreme Networks, Inc.A	134,442	1,075,536
Lumentum Holdings, Inc.A	200,418	12,419,903
NETGEAR, Inc.A	323,536	10,039,322
Plantronics, Inc.	117,930	6,071,036
Quantenna Communications, Inc.A	74,542	1,815,098
Ribbon Communications, Inc.A	265,903	1,425,240

		83,579,946

Electronic Equipment, Instruments & Components - 5.98%
Anixter International, Inc.A	173,761	10,924,354
Avnet, Inc.	1,085,038	52,743,697
AVX Corp.	616,174	10,049,798

See accompanying notes

18

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Information Technology - 13.23% (continued)

Electronic Equipment, Instruments & Components - 5.98% (continued)
Belden, Inc.	203,123	$11,283,483
Benchmark Electronics, Inc.	146,421	3,957,760
Celestica, Inc.A	706,838	5,039,755
Coherent, Inc.A	112,389	16,634,696
Daktronics, Inc.	232,647	1,763,464
FabrinetA	291,682	17,652,595
FARO Technologies, Inc.A	451,419	25,392,319
II-VI, Inc.A	1,025,175	40,842,972
Insight Enterprises, Inc.A	210,932	11,934,532
Itron, Inc.A	171,779	9,217,661
Jabil, Inc.	494,800	14,947,908
KEMET Corp.	560,191	10,010,613
Kimball Electronics, Inc.A	51,459	778,575
Methode Electronics, Inc.	179,262	5,290,022
MTS Systems Corp.	374,293	20,578,629
PC Connection, Inc.	82,605	3,069,602
Plexus Corp.A	33,828	2,035,769
Sanmina Corp.A	638,196	21,647,608
ScanSource, Inc.A	237,792	8,952,869
SYNNEX Corp.	106,106	11,446,715
Tech Data Corp.A	318,328	33,936,948
TTM Technologies, Inc.A	121,010	1,602,172
Vishay Intertechnology, Inc.	2,067,853	40,964,168

		392,698,684

IT Services - 1.43%
CSG Systems International, Inc.	473,802	21,155,259
KBR, Inc.	1,605,577	35,675,921
NIC, Inc.	474,562	8,190,940
Science Applications International Corp.	114,393	8,573,756
Sykes Enterprises, Inc.A	160,676	4,458,759
Unisys Corp.A	139,144	1,559,804
Virtusa Corp.A	253,256	14,068,371

		93,682,810

Semiconductors & Semiconductor Equipment - 3.44%
Advanced Energy Industries, Inc.A	28,194	1,628,485
Amkor Technology, Inc.A	554,141	5,020,518
Aquantia Corp.A	97,059	923,031
Brooks Automation, Inc.	1,471,540	55,197,465
Cabot Microelectronics Corp.	78,406	9,898,758
ChipMOS Technologies, Inc., ADR	137,987	2,376,136
Cirrus Logic, Inc.A	36,118	1,718,494
Cohu, Inc.	1,048,360	15,547,179
Diodes, Inc.A	1,791,914	65,261,508
First Solar, Inc.A	175,933	10,825,158
Ichor Holdings Ltd.A	77,020	1,939,364
Kulicke & Soffa Industries, Inc.	185,209	4,309,813
MKS Instruments, Inc.	164,031	14,928,461
Photronics, Inc.A	1,858,866	17,361,808
Rambus, Inc.A	156,400	1,792,344
Semtech Corp.A	240,424	12,951,641
SolarEdge Technologies, Inc.A	34,961	1,548,772
Ultra Clean Holdings, Inc.A	167,341	2,003,072
Veeco Instruments, Inc.A	67,549	822,747

		226,054,754

See accompanying notes

19

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Information Technology - 13.23% (continued)

Software - 0.80%
CommVault Systems, Inc.A	65,675	$3,454,505
Ebix, Inc.	24,846	1,254,226
LogMeIn, Inc.	151,525	12,485,660
Verint Systems, Inc.A	590,604	35,666,575

		52,860,966

Technology Hardware, Storage & Peripherals - 0.31%
Cray, Inc.A	497,642	13,068,079
NCR Corp.A	245,817	7,116,402

		20,184,481

Total Information Technology		869,061,641

Materials - 4.96%

Chemicals - 1.25%
American Vanguard Corp.	25,196	396,585
Cabot Corp.	689,497	31,289,374
FutureFuel Corp.	54,243	796,830
Innophos Holdings, Inc.	79,465	2,557,978
Innospec, Inc.	11,256	954,734
Koppers Holdings, Inc.A	20,894	558,706
Kraton Corp.A	240,887	7,905,911
LSB Industries, Inc.A	83,203	486,737
Minerals Technologies, Inc.	105,301	6,609,744
PolyOne Corp.	702,090	19,405,768
Rayonier Advanced Materials, Inc.	202,129	2,999,594
Stepan Co.	80,331	7,433,831
Valvoline, Inc.	41,541	768,508

		82,164,300

Construction Materials - 0.02%
Eagle Materials, Inc.	10,704	973,101

Containers & Packaging - 0.36%
Greif, Inc., Class A	76,202	3,011,503
Owens-Illinois, Inc.	645,185	12,748,856
Silgan Holdings, Inc.	271,878	8,140,027

		23,900,386

Metals & Mining - 2.40%
Allegheny Technologies, Inc.A	1,173,987	29,255,756
Carpenter Technology Corp.	488,667	24,272,090
Cleveland-Cliffs, Inc.	1,269,369	12,680,996
Coeur Mining, Inc.A	1,588,152	5,733,229
Commercial Metals Co.	131,971	2,281,779
Compass Minerals International, Inc.	24,464	1,403,989
Elah Holdings, Inc.A	3,535	212,100
Ferroglobe PLC	2,595,540	5,580,411
Haynes International, Inc.	30,823	995,891
Hecla Mining Co.	1,363,110	2,862,531
Kaiser Aluminum Corp.	13,047	1,283,825
Materion Corp.	308,748	17,916,646
Pan American Silver Corp.	497,923	6,328,601
Reliance Steel & Aluminum Co.	195,850	18,010,366
Schnitzer Steel Industries, Inc., Class A	670,687	15,908,696
SunCoke Energy Partners LP, MLP	70,137	879,518
Warrior Met Coal, Inc.	139,123	4,312,813

See accompanying notes

20

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Materials - 4.96% (continued)

Metals & Mining - 2.40% (continued)
Worthington Industries, Inc.	200,262	$8,036,514

		157,955,751

Paper & Forest Products - 0.93%
Boise Cascade Co.	71,612	1,982,936
Clearwater Paper Corp.A	65,951	1,330,232
Domtar Corp.	457,499	22,371,701
Louisiana-Pacific Corp.	803,929	20,138,421
Mercer International, Inc.	368,638	5,219,914
Schweitzer-Mauduit International, Inc.	224,494	7,985,252
Verso Corp., Class AA	96,112	2,145,220

		61,173,676

Total Materials		326,167,214

Real Estate - 4.37%

Equity Real Estate Investment Trusts (REITs) - 4.18%
Agree Realty Corp.	199,816	13,081,954
Americold Realty Trust	278,300	8,908,383
Ashford Hospitality Trust, Inc.	551,024	3,036,142
Brandywine Realty Trust	667,521	10,273,148
Colony Capital, Inc.	1,806,055	9,283,123
CoreCivic, Inc.	188,545	3,923,621
Cousins Properties, Inc.	781,318	7,477,213
Empire State Realty Trust, Inc., Class A	220,760	3,412,950
GEO Group, Inc.	1,484,622	29,722,132
Hersha Hospitality Trust	506,504	9,405,779
Hospitality Properties Trust	209,522	5,447,572
Kite Realty Group Trust	207,243	3,272,367
Lexington Realty Trust	2,542,461	23,060,121
Outfront Media, Inc.	592,480	14,118,798
Pennsylvania Real Estate Investment TrustB	445,653	2,682,831
Physicians Realty Trust	702,486	12,686,897
Piedmont Office Realty Trust, Inc., Class A	227,869	4,744,233
PotlatchDeltic Corp.	29,775	1,151,102
Preferred Apartment Communities, Inc., Class A	736,991	11,526,539
Retail Properties of America, Inc., Class A	1,014,940	12,473,613
Ryman Hospitality Properties, Inc.	178,137	14,179,705
Seritage Growth Properties, Class AB	1,081,245	48,212,715
Sunstone Hotel Investors, Inc.	855,444	12,318,394
Urban Edge Properties	560,342	10,405,551

		274,804,883

Real Estate Management & Development - 0.19%
Five Point Holdings LLC, Class AA B	112,542	957,732
Newmark Group, Inc., Class A	1,245,669	10,613,100
Tejon Ranch Co.A	33,726	581,774

		12,152,606

Total Real Estate		286,957,489

Utilities - 2.64%

Electric Utilities - 1.29%
ALLETE, Inc.	141,436	11,519,962
El Paso Electric Co.	16,205	990,288
IDACORP, Inc.	55,651	5,510,562
PNM Resources, Inc.	31,201	1,448,974

See accompanying notes

21

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.69% (continued)

Utilities - 2.64% (continued)

Electric Utilities - 1.29% (continued)
Portland General Electric Co.	1,215,506	$63,583,119
Spark Energy, Inc., Class AB	152,561	1,443,227

		84,496,132

Gas Utilities - 0.53%
Chesapeake Utilities Corp.	123,062	11,400,464
Northwest Natural Holding Co.	20,269	1,355,793
South Jersey Industries, Inc.	43,094	1,384,179
Southwest Gas Holdings, Inc.	198,966	16,551,982
Spire, Inc.	21,899	1,843,677
Star Group LP	49,719	471,833
Suburban Propane Partners LP, MLP	86,171	2,010,369

		35,018,297

Independent Power & Renewable Electricity Producers - 0.18%
Clearway Energy, Inc.	661,082	10,491,371
Clearway Energy, Inc., Class A	85,326	1,311,461

		11,802,832

Multi-Utilities - 0.62%
Avista Corp.	519,740	22,421,584
Black Hills Corp.	20,138	1,465,241
NorthWestern Corp.	219,033	15,299,455
Unitil Corp.	26,788	1,524,505

		40,710,785

Water Utilities - 0.02%
California Water Service Group	28,087	1,415,304

Total Utilities		173,443,350

Total Common Stocks (Cost $5,551,284,445)		6,351,635,882

SHORT-TERM INVESTMENTS - 3.34% (Cost $219,390,908)

Investment Companies - 3.34%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%E F	219,390,908	219,390,908

SECURITIES LENDING COLLATERAL - 0.98% (Cost $64,245,032)

Investment Companies - 0.98%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37% E F	64,245,032	64,245,032

TOTAL INVESTMENTS - 101.01% (Cost $5,834,920,385)		6,635,271,822
LIABILITIES, NET OF OTHER ASSETS - (1.01%)		(66,060,936)

TOTAL NET ASSETS - 100.00%		$6,569,210,886

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at April 30, 2019.

C Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

D Value was determined using significant unobservable inputs.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

See accompanying notes

22

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2019:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	2,550	June 2019	$196,642,186	$203,260,500	$6,618,314

			$196,642,186	$203,260,500	$6,618,314

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$6,351,635,882	$-	$0	(1)	$6,351,635,882
Short-Term Investments	219,390,908	-	-		219,390,908
Securities Lending Collateral	64,245,032	-	-		64,245,032

Total Investments in Securities - Assets	$6,635,271,822	$-	$-		$6,635,271,822

Financial Derivative Instruments - Assets
Futures Contracts	$6,618,314	$-	$-		$6,618,314

Total Financial Derivative Instruments - Assets	$6,618,314	$-	$-		$6,618,314

(1) Investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2018	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2019		Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$ 0(1)	$ -	$ -	$-	$-	$-	$-	$-	$0	(1)	$-

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

The common stock, classified as Level 3, is beneficial interest units in a representation and warranty insurance trust. The shares have been fair valued at $0 due to limited market transparency.

See accompanying notes

23

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2019 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$6,351,635,882
Investments in affiliated securities, at fair value‡	283,635,940
Deposits with broker for futures contracts	1,556,853
Dividends and interest receivable	1,861,016
Receivable for investments sold	3,319,647
Receivable for fund shares sold	5,655,015
Receivable for variation margin on open futures contracts (Note 5)	6,624,056
Prepaid expenses	211,696

Total assets	6,654,500,105

Liabilities:
Payable for investments purchased	9,388,583
Payable for fund shares redeemed	6,769,297
Management and sub-advisory fees payable (Note 2)	4,251,113
Service fees payable (Note 2)	171,523
Transfer agent fees payable (Note 2)	135,326
Payable upon return of securities loaned (Note 9)§	64,245,032
Custody and fund accounting fees payable	139,457
Professional fees payable	86,417
Trustee fees payable (Note 2)	36,472
Payable for prospectus and shareholder reports	46,703
Other liabilities	19,296

Total liabilities	85,289,219

Net assets	$6,569,210,886

Analysis of net assets:
Paid-in-capital	$5,840,506,660
Total distributable earnings (deficits)A	728,704,226

Net assets	$6,569,210,886

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	185,859,012

Y Class	13,187,654

Investor Class	21,450,721

Advisor Class	3,277,114

A Class	3,138,687

C Class	653,785

R6 Class	50,605,572

Net assets:
Institutional Class	$4,414,121,835

Y Class	$308,361,484

Investor Class	$488,035,801

Advisor Class	$73,510,971

A Class	$69,908,545

C Class	$13,848,971

R6 Class	$1,201,423,279

Net asset value, offering and redemption price per share:
Institutional Class	$23.75

Y Class	$23.38

Investor Class	$22.75

Advisor Class	$22.43

A Class	$22.27

A Class (offering price)	$23.63

C Class	$21.18

R6 Class	$23.74

† Cost of investments in unaffiliated securities	$5,551,284,445
‡ Cost of investments in affiliated securities	$283,635,940
§ Fair value of securities on loan	$62,303,496

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

24

American Beacon Small Cap Value FundSM

Statement of Operations

For the period ended April 30, 2019 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$59,148,707
Dividend income from affiliated securities (Note 8)	2,730,752
Interest income	63,540
Income derived from securities lending (Note 9)	611,139

Total investment income	62,554,138

Expenses:
Management and sub-advisory fees (Note 2)	23,586,104
Transfer agent fees:
Institutional Class (Note 2)	680,942
Y Class (Note 2)	159,816
Investor Class	12,370
Advisor Class	3,282
A Class	5,546
C Class	1,886
R6 Class	11,354
Custody and fund accounting fees	338,076
Professional fees	147,251
Registration fees and expenses	72,946
Service fees (Note 2):
Investor Class	825,737
Advisor Class	107,491
A Class	61,382
C Class	7,732
Distribution fees (Note 2):
Advisor Class	90,461
A Class	83,040
C Class	63,294
Prospectus and shareholder report expenses	172,937
Trustee fees (Note 2)	214,058
Other expenses	179,471

Total expenses	26,825,176

Net investment income	35,728,962

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	(50,021,646)
Commission recapture (Note 1)	13,868
Foreign currency transactions	260
Futures contracts	(7,810,475)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	290,974,757
Foreign currency transactions	1,284
Futures contracts	29,168,456

Net gain from investments	262,326,504

Net increase in net assets resulting from operations	$298,055,466

† Foreign taxes	$117,536

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

25

American Beacon Small Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$35,728,962	$44,003,539
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	(57,817,993)	706,938,150
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	320,144,497	(944,177,325)

Net increase (decrease) in net assets resulting from operations	298,055,466	(193,235,636)

Distributions to shareholders:
Total retained earnings:
Institutional Class	(510,792,955)	(483,990,858)
Y Class	(37,948,890)	(34,475,891)
Investor Class	(60,820,852)	(58,686,508)
Advisor Class	(8,576,119)	(8,714,846)
A Class	(8,031,569)	(6,415,873)
C Class	(1,576,223)	(1,398,033)
R6 Class	(107,632,048)	(35,513,779)

Net distributions to shareholders	(735,378,656)	(629,195,788)

Capital share transactions (Note 11):
Proceeds from sales of shares	1,024,590,783	1,841,822,459
Reinvestment of dividends and distributions	708,177,544	608,543,857
Cost of shares redeemed	(1,271,507,485)	(2,123,030,353)

Net increase in net assets from capital share transactions	461,260,842	327,335,963

Net increase (decrease) in net assets	23,937,652	(495,095,461)

Net assets:
Beginning of period	6,545,273,234	7,040,368,695

End of period	$6,569,210,886	$6,545,273,234

See accompanying notes

26

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2019, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon Small Cap Value Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended April 30, 2019, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments
C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Foundry Partners, LLC; Hillcrest Asset Management, LLC; Hotchkis and Wiley Capital Management, LLC; and Mellon Investments Corporation (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2019 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$11,082,729
Sub-Advisor Fees	0.40%	12,503,375

Total	0.75%	$23,586,104

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the

29

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

period ended April 30, 2019, the Manager received securities lending fees of $58,790 for the securities lending activities of the Fund. Please see Note 9 for more information on securities lending.

Distribution Plans

The Fund, except for the Advisor, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Value	$761,285

As of April 30, 2019, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Small Cap Value	$78,249

30

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Brokerage Commissions

Affiliated entities of a sub-advisor to the Fund received commissions on purchases and sales of the Fund’s portfolio securities totaling $69,377 for the period ended April 30, 2019.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2019, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Small Cap Value	$120,017	$47,598	$167,615

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the Fund because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2019, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2019 there were no waived fees, expenses reimbursed, or recouped expenses.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended April 30, 2019, RID collected $2,424 from the sale of Class A Shares of the Fund.

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2019, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2019, CDSC fees of $95 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trusts, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

32

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be

34

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

35

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2019, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2019
Small Cap Value	2,866

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2019:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$6,618,314	$6,618,314

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(7,810,475)	$(7,810,475)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$29,168,456	$29,168,456
(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

36

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2019.

Offsetting of Financial and Derivative Assets as of April 30, 2019:
	Assets	Liabilities
Futures Contracts	$6,618,314	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$6,618,314	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(6,618,314)	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$64,245,032	$-	$-	$-	$64,245,032

Total Borrowings	$64,245,032	$-	$-	$-	$64,245,032

Gross amount of recognized liabilities for securities lending transactions					$64,245,032

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

37

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments, the Federal Reserve, and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline

38

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

overtime, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-advisor were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invests in shares of other registered investment companies, the Funds will indirectly bear fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

39

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

To the extent a Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not qualify for treatment as “qualified dividend income”.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2019 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Value	$5,930,419,255	$1,015,697,112	$(310,843,387)	$704,853,725

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

40

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

As of October 31, 2018, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Small Cap Value	$1,635,069,349	$1,714,688,980

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2019 were as follows:

Fund	Type of Transaction	October 31, 2018 Shares/Fair Value	Purchases	Sales	April 30, 2019 Shares/Fair Value	Dividend Income
Small Cap Value	Direct	$231,346,704	$1,350,638,389	$1,362,594,185	$219,390,908	$2,730,752
Small Cap Value	Securities Lending	131,390,683	371,555,660	438,701,311	64,245,032	N/A

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments

41

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Small Cap Value	$62,303,496	$64,245,032	$-	$64,245,032

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2019, the Fund did not utilize this facility.

42

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	26,481,133	$584,054,772	28,795,136	$813,629,911
Reinvestment of dividends	25,003,927	493,827,557	16,834,084	466,809,134
Shares redeemed	(41,790,040)	(955,719,683)	(56,760,794)	(1,614,754,138)

Net increase (decrease) in shares outstanding	9,695,020	$122,162,646	(11,131,574)	$(334,315,093)

	Y Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,810,865	$63,194,432	4,344,937	$121,072,021
Reinvestment of dividends	1,746,520	33,969,817	1,202,236	32,893,173
Shares redeemed	(4,644,848)	(101,210,306)	(5,295,216)	(145,505,953)

Net increase (decrease) in shares outstanding	(87,463)	$(4,046,057)	251,957	$8,459,241

	Investor Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,568,820	$56,145,586	3,480,761	$95,354,068
Reinvestment of dividends	3,117,232	59,040,372	2,130,538	56,927,968
Shares redeemed	(5,679,342)	(123,883,444)	(7,367,883)	(200,093,625)

Net increase (decrease) in shares outstanding	6,710	$(8,697,486)	(1,756,584)	$(47,811,589)

	Advisor Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	401,371	$8,480,472	690,534	$18,573,884
Reinvestment of dividends	459,107	8,576,120	330,358	8,714,846
Shares redeemed	(715,513)	(15,900,012)	(1,403,591)	(37,945,197)

Net increase (decrease) in shares outstanding	144,965	$1,156,580	(382,699)	$(10,656,467)

	A Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	541,019	$12,020,638	1,187,223	$32,064,750
Reinvestment of dividends	428,577	7,950,119	241,813	6,345,165
Shares redeemed	(523,681)	(11,403,161)	(1,004,403)	(26,949,383)

Net increase in shares outstanding	445,915	$8,567,596	424,633	$11,460,532

	C Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	98,315	$2,005,781	94,040	$2,432,559
Reinvestment of dividends	85,773	1,516,472	53,040	1,339,793
Shares redeemed	(101,545)	(2,019,936)	(144,241)	(3,717,938)

Net increase in shares outstanding	82,543	$1,502,317	2,839	$54,414

43

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

	R6 Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	13,447,258	$298,689,102	26,568,807	$758,695,266
Reinvestment of dividends	5,232,882	103,297,087	1,281,161	35,513,778
Shares redeemed	(2,593,873)	(61,370,943)	(3,354,657)	(94,064,119)

Net increase in shares outstanding	16,086,267	$340,615,246	24,495,311	$700,144,925

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

44

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	Year Ended October 31, 2017	Year EndedA October 31, 2016	Year Ended October 31, 2015	Year EndedB October 31, 2014

	(unaudited)
Net asset value, beginning of period	$26.14		$29.51	$24.36	$24.69	$27.80	$28.04

Income (loss) from investment operations:
Net investment income	0.14		0.21	0.17	0.23	0.24	0.17
Net gains (losses) on investments (both realized and unrealized)	0.49		(0.94)	5.83	0.79	0.02	2.18

Total income (loss) from investment operations	0.63		(0.73)	6.00	1.02	0.26	2.35

Less distributions:
Dividends from net investment income	(0.18)		(0.15)	(0.23)	(0.20)	(0.19)	(0.14)
Distributions from net realized gains	(2.84)		(2.49)	(0.62)	(1.15)	(3.18)	(2.45)

Total distributions	(3.02)		(2.64)	(0.85)	(1.35)	(3.37)	(2.59)

Net asset value, end of period	$23.75		$26.14	$29.51	$24.36	$24.69	$27.80

Total returnC	4.75	%D	(2.96)%	24.80%	4.58%	0.87%	8.78%

Ratios and supplemental data:
Net assets, end of period	$4,414,121,835		$4,604,864,422	$5,527,380,111	$4,717,291,753	$4,313,522,956	$4,002,884,144
Ratios to average net assets:
Expenses, before reimbursements	0.82	%E	0.80%	0.82%	0.83%	0.81%	0.80%
Expenses, net of reimbursements	0.82	%E	0.80%	0.82%	0.83%	0.81%	0.80%
Net investment income, before expense reimbursements	1.17	%E	0.66%	0.58%	1.01%	0.99%	0.67%
Net investment income, net of reimbursements	1.17	%E	0.66%	0.58%	1.01%	0.99%	0.67%
Portfolio turnover rate	27	%D	69%	48%	53%	47%	73%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B

On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.

C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

45

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	Year Ended October 31, 2017	Year EndedA October 31, 2016	Year Ended October 31, 2015	Year EndedB October 31, 2014

	(unaudited)
Net asset value, beginning of period	$25.77		$29.13	$24.06	$24.41	$27.52	$27.81

Income (loss) from investment operations:
Net investment income	0.13		0.17	0.12	0.23	0.23	0.18
Net gains (losses) on investments (both realized and unrealized)	0.48		(0.90)	5.78	0.76	0.01	2.12

Total income (loss) from investment operations	0.61		(0.73)	5.90	0.99	0.24	2.30

Less distributions:
Dividends from net investment income	(0.16)		(0.14)	(0.21)	(0.19)	(0.17)	(0.14)
Distributions from net realized gains	(2.84)		(2.49)	(0.62)	(1.15)	(3.18)	(2.45)

Total distributions	(3.00)		(2.63)	(0.83)	(1.34)	(3.35)	(2.59)

Net asset value, end of period	$23.38		$25.77	$29.13	$24.06	$24.41	$27.52

Total returnC	4.70	%D	(3.03)%	24.70%	4.49%	0.79%	8.67%

Ratios and supplemental data:
Net assets, end of period	$308,361,484		$342,125,601	$379,409,116	$296,082,333	$251,360,287	$190,416,114
Ratios to average net assets:
Expenses, before reimbursements	0.89	%E	0.87%	0.90%	0.90%	0.90%	0.89%
Expenses, net of reimbursements	0.89	%E	0.87%	0.90%	0.90%	0.90%	0.89%
Net investment income, before expense reimbursements	1.11	%E	0.59%	0.50%	0.94%	0.90%	0.58%
Net investment income, net of reimbursements	1.11	%E	0.59%	0.50%	0.94%	0.90%	0.58%
Portfolio turnover rate	27	%D	69%	48%	53%	47%	73%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B

On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.

C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

46

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,	Year Ended October 31,	Year EndedA October 31,	Year Ended October 31,	Year EndedB October 31,
	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$25.12		$28.46	$23.52	$23.86	$26.96	$27.27

Income (loss) from investment operations:
Net investment income	0.10		0.11	0.11	0.19	0.18	0.10
Net gains (losses) on investments (both realized and unrealized)	0.46		(0.89)	5.60	0.73	(0.02)	2.09

Total income (loss) from investment operations	0.56		(0.78)	5.71	0.92	0.16	2.19

Less distributions:
Dividends from net investment income	(0.09)		(0.07)	(0.15)	(0.11)	(0.08)	(0.05)
Distributions from net realized gains	(2.84)		(2.49)	(0.62)	(1.15)	(3.18)	(2.45)

Total distributions	(2.93)		(2.56)	(0.77)	(1.26)	(3.26)	(2.50)

Net asset value, end of period	$22.75		$25.12	$28.46	$23.52	$23.86	$26.96

Total returnC	4.56	%D	(3.28)%	24.43%	4.27%	0.50%	8.40%

Ratios and supplemental data:
Net assets, end of period	$488,035,801		$538,602,473	$660,241,571	$617,552,712	$723,044,801	$851,731,763
Ratios to average net assets:
Expenses, before reimbursements	1.13	%E	1.13%	1.12%	1.14%	1.15%	1.16%
Expenses, net of reimbursements	1.13	%E	1.13%	1.12%	1.14%	1.15%	1.16%
Net investment income, before expense reimbursements	0.86	%E	0.33%	0.27%	0.70%	0.67%	0.33%
Net investment income, net of reimbursements	0.86	%E	0.33%	0.27%	0.70%	0.67%	0.33%
Portfolio turnover rate	27	%D	69%	48%	53%	47%	73%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B

On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.

C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

47

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months Ended April 30,		Year Ended October 31,	Year Ended October 31,	Year EndedB October 31,	Year Ended October 31,	Year EndedC October 31,
	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$24.77		$28.09	$23.22	$23.60	$26.69	$27.06

Income (loss) from investment operations:
Net investment income	0.07		0.06	0.03	0.12	0.13	0.06
Net gains (losses) on investments (both realized and unrealized)	0.46		(0.88)	5.57	0.73	0.01	2.07

Total income (loss) from investment operations	0.53		(0.82)	5.60	0.85	0.14	2.13

Less distributions:
Dividends from net investment income	(0.03)		(0.01)	(0.11)	(0.08)	(0.05)	(0.05)
Distributions from net realized gains	(2.84)		(2.49)	(0.62)	(1.15)	(3.18)	(2.45)

Total distributions	(2.87)		(2.50)	(0.73)	(1.23)	(3.23)	(2.50)

Net asset value, end of period	$22.43		$24.77	$28.09	$23.22	$23.60	$26.69

Total returnD	4.46	%E	(3.44)%	24.26%	4.01%	0.41%	8.22%

Ratios and supplemental data:
Net assets, end of period	$73,510,971		$77,578,775	$98,718,359	$110,205,158	$98,224,328	$102,681,998
Ratios to average net assets:
Expenses, before reimbursements	1.34	%F	1.28%	1.30%	1.31%	1.31%	1.29%
Expenses, net of reimbursements	1.34	%F	1.28%	1.30%	1.31%	1.31%	1.29%
Net investment income, before expense reimbursements	0.65	%F	0.18%	0.11%	0.53%	0.51%	0.18%
Net investment income, net of reimbursements	0.65	%F	0.18%	0.11%	0.53%	0.51%	0.18%
Portfolio turnover rate	27	%E	69%	48%	53%	47%	73%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
C

On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.

D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

48

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,	Year Ended October 31,	Year EndedA October 31,	Year Ended October 31,	Year EndedB October 31,
	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$24.65		$27.99	$23.14	$23.54	$26.63	$27.03

Income (loss) from investment operations:
Net investment income	0.08		0.07	0.07	0.15	0.13	0.11
Net gains (losses) on investments (both realized and unrealized)	0.45		(0.86)	5.53	0.73	0.02	2.03

Total income (loss) from investment operations	0.53		(0.79)	5.60	0.88	0.15	2.14

Less distributions:
Dividends from net investment income	(0.07)		(0.06)	(0.13)	(0.13)	(0.06)	(0.09)
Distributions from net realized gains	(2.84)		(2.49)	(0.62)	(1.15)	(3.18)	(2.45)

Total distributions	(2.91)		(2.55)	(0.75)	(1.28)	(3.24)	(2.54)

Net asset value, end of period	$22.27		$24.65	$27.99	$23.14	$23.54	$26.63

Total returnC	4.52	%D	(3.37)%	24.36%	4.17%	0.45%	8.30%

Ratios and supplemental data:
Net assets, end of period	$69,908,545		$66,380,615	$63,481,305	$63,277,387	$54,815,183	$29,569,753
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.24	%E	1.20%	1.20%	1.21%	1.21%	1.27%
Expenses, net of reimbursements or recoupments	1.24	%E	1.20%	1.20%	1.21%	1.22%	1.27%
Net investment income, before expense reimbursements or recoupments	0.75	%E	0.25%	0.20%	0.64%	0.56%	0.19%
Net investment income, net of reimbursements or recoupments	0.75	%E	0.25%	0.20%	0.64%	0.54%	0.20%
Portfolio turnover rate	27	%D	69%	48%	53%	47%	73%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B

On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.

C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

49

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	Year Ended October 31, 2017	Year EndedA October 31, 2016	Year Ended October 31, 2015	Year EndedB October 31, 2014

	(unaudited)
Net asset value, beginning of period	$23.60		$26.98	$22.39	$22.84	$26.05	$26.60

Income (loss) from investment operations:
Net investment income (loss)	0.06		(0.08)	(0.14)	(0.02)	0.03	(0.07)
Net gains (losses) on investments (both realized and unrealized)	0.36		(0.81)	5.35	0.72	(0.06)	1.97

Total income (loss) from investment operations	0.42		(0.89)	5.21	0.70	(0.03)	1.90

Less distributions:
Distributions from net realized gains	(2.84)		(2.49)	(0.62)	(1.15)	(3.18)	(2.45)

Total distributions	(2.84)		(2.49)	(0.62)	(1.15)	(3.18)	(2.45)

Net asset value, end of period	$21.18		$23.60	$26.98	$22.39	$22.84	$26.05

Total returnC	4.15	%D	(3.89)%	23.39%	3.42%	(0.31)%	7.46%

Ratios and supplemental data:
Net assets, end of period	$13,848,971		$13,480,297	$15,335,554	$11,938,196	$11,718,580	$9,676,368
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.94	%E	1.86%	1.96%	1.96%	1.97%	2.03%
Expenses, net of reimbursements or recoupments	1.94	%E F	1.76%	1.96%	1.96%	1.98%	2.03%
Net investment income (loss), before expense reimbursements or recoupments	0.04	%E	(0.41)%	(0.58)%	(0.12)%	(0.17)%	(0.56)%
Net investment income (loss), net of reimbursements or recoupments	0.04	%E	(0.31)%	(0.58)%	(0.12)%	(0.17)%	(0.56)%
Portfolio turnover rate	27	%D	69%	48%	53%	47%	73%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B

On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.

C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

50

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	February 28, 2017A to October 31, 2017

	(unaudited)
Net asset value, beginning of period	$26.14		$29.51	$28.03

Income from investment operations:
Net investment income (loss)	0.15		0.22	(0.00	)B
Net gains (losses) on investments (both realized and unrealized)	0.48		(0.94)	1.48

Total income (loss) from investment operations	0.63		(0.72)	1.48

Less distributions:
Dividends from net investment income	(0.19)		(0.16)	-
Distributions from net realized gains	(2.84)		(2.49)	-

Total distributions	(3.03)		(2.65)	-

Net asset value, end of period	$23.74		$26.14	$29.51

Total returnC	4.75	%D	(2.93)%	5.28	%D

Ratios and supplemental data:
Net assets, end of period	$1,201,423,279		$902,241,051	$295,802,679
Ratios to average net assets:
Expenses, before reimbursements	0.79	%E	0.77%	0.80	%E
Expenses, net of reimbursements	0.79	%E	0.77%	0.80	%E
Net investment income (loss), before expense reimbursements	1.17	%E	0.66%	(0.04	)%E
Net investment income (loss), net of reimbursements	1.17	%E	0.66%	(0.04	)%E
Portfolio turnover rate	27	%D	69%	48	%D

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

51

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52

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/19

American Beacon®
FUNDS

2019 SEMI-ANNUAL REPORT

April 30, 2019

BALANCED FUND

MID-CAP VALUE FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BALANCED FUND RISKS

The use of fixed-income securities entails interest rate and credit risks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

MID-CAP VALUE FUND RISKS

Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds April 30, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we take our heritage as a fiduciary very seriously – and we apply that mindset to all aspects of our business as a fund manager. As a result, for more than 30 years, we have endeavored to:

▶   Identify, engage and oversee the best money managers. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style and market strategy we offer. We are committed to partnering with those we judge to be “the best of the best” when it comes to choosing sub-advisors for our mutual funds. Whether our due-diligence process results in the selection of one sub-advisor or multiple sub-advisors, we select those we believe show the greatest potential to help us meet the high standards you’ve come to expect.

▶

Offer a variety of innovative investment solutions. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced money managers who employ distinctive, proprietary investment processes to manage assets through a variety of economic and market conditions. From offering some of the first multi-manager funds, one of the first retirement income funds and the first open-ended mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process in an effort to help you grow your assets while mitigating risk.

▶

Provide a solutions-based approach to achieving long-term investment goals. We seek to provide investment solutions that might enable you to benefit from taking a more disciplined approach to investing. Our mutual funds provide access to institutional-quality, research-intensive investment managers with diverse processes and styles. Over the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals during market upswings and potentially insulate against market downswings.

Our management approach is more than a concept; it’s the cornerstone of American Beacon’s culture. And we strive to employ it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon Balanced FundSM

Performance Overview

April 30, 2019 (Unaudited)

The Investor Class of the American Beacon Balanced Fund (the “Fund”) returned 6.53% for the six months ended April 30, 2019, underperforming the 60% Russell 1000® Value Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (“Balanced Composite Index”) return of 7.20% for the same period.

Average Annual Total Returns for the Period ended April 30, 2019

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,7)	AADBX	6.69%	5.70%	8.65%	5.95%	10.37%
Y Class (1,2,7)	ACBYX	6.69%	5.80%	8.68%	5.95%	10.31%
Investor Class (1,7)	AABPX	6.53%	5.52%	8.34%	5.64%	10.02%
Advisor Class (1,7)	ABLSX	6.44%	5.34%	8.16%	5.46%	9.84%
A without Sales Charge (1,3,7)	ABFAX	6.55%	5.52%	8.32%	5.60%	9.94%
A with Sales Charge (1,3,7)	ABFAX	0.41%	(0.52)%	6.20%	4.36%	9.29%
C without Sales Charge (1,4,7)	ABCCX	6.13%	4.78%	7.52%	4.82%	9.22%
C with Sales Charge (1,4,7)	ABCCX	5.13%	3.78%	7.52%	4.82%	9.22%

Balanced Composite Index (5)		7.20%	7.86%	7.43%	6.13%	9.88%
Russell 1000® Value Index (6)		7.90%	9.06%	10.97%	8.27%	13.76%
Bloomberg Barclays U.S. Aggregate Bond Index (6)		5.49%	5.29%	1.90%	2.57%	3.72%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/09 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/09. A portion of the fees charged to the Y Class of the Fund was waived in 2011, partially recovered in 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown for 2011.

3.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/09 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/09. A portion of the fees charged to the A Class of the Fund was waived in 2011 and 2012, partially recovered in 2013, fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown for 2011, 2012 and 2018. A Class has a maximum sales charge of 5.75%.

4.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/09 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/09. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012, partially recovered in 2013, fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2012 and for 2018. The maximum contingent deferred sales charge for C Class is 1% for shares redeemed within one year of the date of purchase.

5.

To reflect the Fund’s allocation of its assets between investment-grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Bloomberg Barclays U.S. Aggregate Bond Index have been combined in a 60% / 40% proportion.

6.

The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Bloomberg Barclays U.S. Aggregate Bond Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.

7.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, and C Class shares were 0.62%, 0.70%, 0.95%, 1.12%, 0.91%, and 1.66%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Balanced FundSM

Performance Overview

April 30, 2019 (Unaudited)

During the six-month period, the Fund’s assets on average were invested 64% in equities (including equitized cash) and 36% in fixed-income securities, ending the period with approximately the same allocation.

The equity portion of the Fund (excluding equitized cash) returned 7.46% for the period, underperforming the Russell 1000 Value Index (the “Index”) return of 7.9%. The Fund underperformed the Index due to sector allocation, despite position contributions from stock selection.

Stock selections in the Financials and Materials sectors contributed most to the relative performance during the six-month period. In the Financials sector, American International Group, Inc. (up 17.3%) was the largest contributor, followed closely by The Blackstone Group LP (up 26.4%). Within the Materials sector, Air Products & Chemicals, Inc. (up 35.0%) was the largest contributor, followed by Crown Holdings, Inc. (up 37.9%). Meanwhile, these positive contributions outweighed negative performance from investments in CVS Health Corp. (down 24.0%) and Sanofi ADR (down 2.8%) within the Health Care sector.

The Fund’s overweight to Energy (down 1.1%) – the worst performing sector in the Index – and underweight to Utilities and Real Estate (up 12.4% and 12.5%, respectively) hurt performance the most. On the other hand, being underweight Health Care (up 3.2%) provided some balance to the Fund’s relative performance.

The fixed-income portion of the Fund returned 5.5% for the six-month period, performing in-line with the Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Index”) return of 5.5%. The Fund’s fixed-income performance relative to the Barclays Index was due to good sector allocation, but offsetting security selection. The Fund’s selections within U.S. Treasuries (up 5.4%) added relative value, which was offset by selections in Finance and Manufacturing, within Corporates. An underweight in the Manufacturing sector within Corporates also added to the Fund. From a duration perspective, the portfolio was hurt by selections in the 10 to 30 and 7 to 10 year range, but buoyed by overweighting the 10 to 30 year range. In terms of quality, weak selections in BBB- and A-rated securities were balanced by overweights to both of those ratings, as well as an underweight to AA-rated securities.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 3.000%, Due 8/15/2048		4.1
U.S. Treasury Notes/Bonds, 2.875%, Due 8/15/2028		3.3
U.S. Treasury Notes/Bonds, 2.515%, Due 1/31/2021, (3-mo. Treasury money market yield + 0.115%)		3.0
Citigroup, Inc.		1.9
American International Group, Inc.		1.8
Microsoft Corp.		1.7
General Motors Co.		1.6
BP PLC, Sponsored ADR		1.5
Bank of America Corp.		1.5
Wells Fargo & Co.		1.5

Total Fund Holdings	492

Sector Allocation (% Equities)
Financials		24.5
Energy		14.8
Information Technology		11.0
Consumer Discretionary		10.4
Health Care		9.8
Industrials		9.4
Communication Services		7.5
Materials		5.6
Consumer Staples		4.7
Utilities		2.3

American Beacon Balanced FundSM

Performance Overview

April 30, 2019 (Unaudited)

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations	44.4
U.S. Agency Mortgage-Backed Obligations	15.9
Financial	11.1
Technology	5.2
Communications	4.2
Consumer, Non-Cyclical	3.8
Consumer, Cyclical	2.7
Industrial	2.6
Utilities	2.6
Asset-Backed Obligations	2.3
Energy	2.2
Commercial Mortgage-Backed Obligations	1.6
Basic Materials	0.7
Foreign Sovereign Obligations	0.5
Collateralized Mortgage Obligations	0.2

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2019 (Unaudited)

The Investor Class of the American Beacon Mid-Cap Value Fund (the “Fund”) returned 7.33% for the six months ended April 30, 2019. The Fund underperformed the Russell Midcap® Value Index (the “Index”) return of 8.28% for the same period.

Average Annual Total Returns for the Period ended April 30, 2019

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,3,10)	AACIX	7.56%	0.63%	8.79%	6.28%	14.25%
Y Class (1,4,10)	ACMYX	7.46%	0.47%	8.68%	6.20%	14.17%
Investor Class (1,2,10)	AMPAX	7.33%	0.29%	8.50%	6.03%	14.04%
Advisor Class (1,5,10)	AMCSX	7.21%	0.02%	8.20%	5.72%	13.66%
A without Sales Charge (1,6,10)	ABMAX	7.35%	0.21%	8.34%	5.87%	13.75%
A with Sales Charge (1,6,10)	ABMAX	1.21%	(5.55)%	6.23%	4.63%	13.09%
C without Sales Charge (1,7,10)	AMCCX	6.96%	(0.47)%	7.58%	5.09%	13.04%
C with Sales Charge (1,7,10)	AMCCX	5.96%	(1.47)%	7.58%	5.09%	13.04%
R6 Class (1,8,10)	AMDRX	7.57%	0.63%	8.79%	6.28%	14.25%

Russell Midcap® Value Index (9)		8.28%	5.76%	9.91%	7.83%	14.98%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

A portion of the fees charged to the Investor Class of the Fund was waived from 2006 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown for 2009 to 2013.

3.

A portion of the fees charged to the Institutional Class of the Fund was waived from 2005 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown for 2009 to 2013.

4.

Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/09 up to 3/1/10, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/09. A portion of the fees charged to the Y Class of the Fund was waived from 2010 through 2013. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2013.

5.

A portion of the fees charged to the Advisor Class of the Fund was waived from 2007 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown for 2009 to 2013.

6.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/09 to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the Investor Class are lower than those of the A Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/09. A portion of the fees charged to the A Class of the Fund was waived for 2010 through 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. A Class shares have a maximum sales charge of 5.75%.

7.

Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/09 to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the Investor Class are lower than those of the C Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/09. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2013. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

8.

Fund performance for the three-year, five-year and ten-year periods represents the returns achieved by the Institutional Class from 4/30/09 through 2/28/18, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/09. A portion of fees charged to the R6 Class of the Fund has been waived since Class inception (February 28, 2018). Performance prior to waiving fees was lower than actual returns shown since inception.

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2019 (Unaudited)

9.

The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

10.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and R6 Class shares were 0.86%, 0.94%, 1.13%, 1.40%, 1.26%, 1.88%, and 3.10%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index primarily due to stock selection. Sector allocation also detracted from relative performance for the period.

The Fund’s performance related to security selection was mostly attributed to investments in the Utilities, Health Care, and Energy sectors. Holdings in the Utilities sector detracted the most from performance including PG&E Corp. (down 69.9%) and Edison International (down 5.4%). Within the Health Care sector, MEDNAX, Inc. (down 31.9%) was the largest detractor. In Energy, National Oilwell Varco was down 27.1%, while Murphy Oil Corp. was down 14.0%.

The aforementioned performance was slightly offset by the Fund’s investments in the Financials and Communication Services sectors. In Financials, Willis Towers Watson PLC was up 29.3%, Fidelity National Financial, Inc. was up 20.9%, Voya Financial, Inc. was up 26.2%, and Ally Financial, Inc. was up 18.5%. Within Communication Services, the Fund avoided Index position CenturyLink Inc., which was down 41.8% during the period, while the Fund’s investment in Altice USA, Inc. was up 46.2%.

From a sector allocation perspective, a leading detractor was the Fund’s overweight to Energy, which was the worst performing sector in the Index. A significant underweight to Real Estate also dragged on relative performance. In contrast, an overweight to Industrials, the second-best performing sector for the Index, added relative value for the period. Also contributing to performance was an underweight to Consumer Staples.

The sub-advisors’ philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit in the longer term.

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Axis Capital Holdings Ltd.		2.2
Stanley Black & Decker, Inc.		2.1
Marvell Technology Group Ltd.		1.9
Fidelity National Financial, Inc.		1.9
MGM Growth Properties LLC, Class A		1.7
Fifth Third Bancorp		1.6
TransDigm Group, Inc.		1.5
Avnet, Inc.		1.5
Ally Financial, Inc.		1.5
Universal Health Services, Inc., Class B		1.4

Total Fund Holdings	118

Sector Allocation (% Equities)
Financials		22.6
Industrials		18.3
Consumer Discretionary		15.2
Information Technology		9.5
Energy		8.7
Real Estate		7.2
Utilities		5.6
Health Care		5.0
Materials		4.8
Communication Services		2.2
Consumer Staples		0.9

American Beacon FundsSM

Expense Examples

April 30, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

April 30, 2019 (Unaudited)

American Beacon Balanced Fund

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period 11/1/2018-4/30/2019*
Institutional Class
Actual	$1,000.00	$1,066.90	$3.33
Hypothetical**	$1,000.00	$1,021.57	$3.26
Y Class
Actual	$1,000.00	$1,066.90	$3.69
Hypothetical**	$1,000.00	$1,021.22	$3.61
Investor Class
Actual	$1,000.00	$1,065.30	$4.81
Hypothetical**	$1,000.00	$1,020.13	$4.71
Advisor Class
Actual	$1,000.00	$1,065.10	$5.68
Hypothetical**	$1,000.00	$1,019.29	$5.56
A Class
Actual	$1,000.00	$1,065.50	$5.22
Hypothetical**	$1,000.00	$1,019.74	$5.11
C Class
Actual	$1,000.00	$1,061.30	$9.00
Hypothetical**	$1,000.00	$1,016.07	$8.80

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.65%, 0.72%, 0.94%, 1.11%, 1.02%, and 1.76% for the Institutional, Y, Investor, Advisor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Mid-Cap Value Fund

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period 11/1/2018-4/30/2019*
Institutional Class
Actual	$1,000.00	$1,075.60	$4.53
Hypothetical**	$1,000.00	$1,020.43	$4.41
Y Class
Actual	$1,000.00	$1,074.60	$4.78
Hypothetical**	$1,000.00	$1,020.18	$4.66
Investor Class
Actual	$1,000.00	$1,073.30	$5.81
Hypothetical**	$1,000.00	$1,019.19	$5.66
Advisor Class
Actual	$1,000.00	$1,072.10	$7.14
Hypothetical**	$1,000.00	$1,017.90	$6.95
A Class
Actual	$1,000.00	$1,073.50	$6.63
Hypothetical**	$1,000.00	$1,018.40	$6.46
C Class
Actual	$1,000.00	$1,069.60	$10.16
Hypothetical**	$1,000.00	$1,014.98	$9.89
R6 Class
Actual	$1,000.00	$1,075.70	$4.53
Hypothetical**	$1,000.00	$1,020.43	$4.41

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.88%, 0.93%, 1.13%, 1.39%, 1.29%, 1.98%, and 0.88% for the Institutional, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.73%

Communication Services - 4.60%

Diversified Telecommunication Services - 0.98%
AT&T, Inc.	57,673	$1,785,556
Verizon Communications, Inc.	17,409	995,621

		2,781,177

Interactive Media & Services - 0.63%
Facebook, Inc., Class AA	9,300	1,798,620

Media - 2.56%
CBS Corp., Class B, NVDR	13,652	699,938
Comcast Corp., Class A	79,220	3,448,447
Discovery, Inc., Class CA	61,599	1,771,587
Interpublic Group of Cos., Inc.	13,400	308,200
News Corp., Class A	64,100	796,122
Omnicom Group, Inc.	3,186	254,975

		7,279,269

Wireless Telecommunication Services - 0.43%
Vodafone Group PLC, Sponsored ADR	65,732	1,217,357

Total Communication Services		13,076,423

Consumer Discretionary - 6.42%

Auto Components - 0.99%
Adient PLC	18,332	423,469
Goodyear Tire & Rubber Co.	29,959	575,513
Magna International, Inc.	32,827	1,826,494

		2,825,476

Automobiles - 1.74%
General Motors Co.	114,872	4,474,264
Harley-Davidson, Inc.	12,341	459,456

		4,933,720

Hotels, Restaurants & Leisure - 0.71%
Aramark	30,790	956,953
Carnival Corp.	3,742	205,286
Norwegian Cruise Line Holdings Ltd.A	15,265	860,794

		2,023,033

Household Durables - 0.96%
DR Horton, Inc.	17,211	762,619
Mohawk Industries, Inc.A	6,800	926,500
PulteGroup, Inc.	25,100	789,646
Tupperware Brands Corp.	10,100	240,380

		2,719,145

Internet & Direct Marketing Retail - 0.18%
eBay, Inc.	13,100	507,625

Multiline Retail - 0.94%
Dollar General Corp.	21,166	2,668,821

Specialty Retail - 0.90%
Lowe’s Cos, Inc.	22,604	2,557,416

Total Consumer Discretionary		18,235,236

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.73% (continued)

Consumer Staples - 2.92%

Beverages - 0.65%
Molson Coors Brewing Co., Class B	15,800	$1,014,202
PepsiCo, Inc.	6,500	832,325

		1,846,527

Food Products - 0.75%
Ingredion, Inc.	2,700	255,825
Kellogg Co.	4,792	288,957
Mondelez International, Inc., Class A	13,400	681,390
Tyson Foods, Inc., Class A	12,100	907,621

		2,133,793

Personal Products - 0.39%
Unilever PLC, Sponsored ADR	18,100	1,100,480

Tobacco - 1.13%
Altria Group, Inc.	20,841	1,132,292
Imperial Brands PLC, Sponsored ADR	26,189	838,048
Philip Morris International, Inc.	14,263	1,234,605

		3,204,945

Total Consumer Staples		8,285,745

Energy - 9.15%

Energy Equipment & Services - 1.13%
Halliburton Co.	33,300	943,389
National Oilwell Varco, Inc.B	25,200	658,728
Schlumberger Ltd.	38,000	1,621,840

		3,223,957

Oil, Gas & Consumable Fuels - 8.02%
Apache Corp.	45,014	1,481,411
BP PLC, Sponsored ADR	96,481	4,219,114
Canadian Natural Resources Ltd.	72,765	2,181,495
Chevron Corp.	25,621	3,076,057
ConocoPhillips	60,367	3,810,365
Hess Corp.	21,632	1,387,044
Kosmos Energy Ltd.	40,369	270,069
Marathon Oil Corp.	84,331	1,437,000
Marathon Petroleum Corp.	5,531	336,672
Murphy Oil Corp.	28,275	770,211
Phillips 66	22,211	2,093,831
Royal Dutch Shell PLC, Class A, Sponsored ADR	15,735	999,644
Royal Dutch Shell PLC, Class B, ADR	11,000	713,790

		22,776,703

Total Energy		26,000,660

Financials - 15.10%

Banks - 7.23%
Banco Santander S.A., ADRC	156,400	780,436
Bank of America Corp.	137,160	4,194,353
CIT Group, Inc.	6,250	332,937
Citigroup, Inc.	77,766	5,498,056
Citizens Financial Group, Inc.	27,268	987,102
Fifth Third Bancorp	11,400	328,548
JPMorgan Chase & Co.	31,835	3,694,452
PNC Financial Services Group, Inc.	4,242	580,857
Wells Fargo & Co.	85,625	4,145,106

		20,541,847

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.73% (continued)

Financials - 15.10% (continued)

Capital Markets - 2.91%
Bank of New York Mellon Corp.	5,915	$293,739
Blackstone Group LP, MLP	34,030	1,342,824
E*TRADE Financial Corp.	17,000	861,220
Goldman Sachs Group, Inc.	7,797	1,605,558
Invesco Ltd.	32,600	716,222
KKR & Co., Inc., Class A	69,284	1,693,994
Morgan Stanley	15,037	725,535
State Street Corp.	15,406	1,042,370

		8,281,462

Consumer Finance - 1.62%
Ally Financial, Inc.	10,900	323,839
Capital One Financial Corp.	14,729	1,367,293
Discover Financial Services	11,900	969,731
Navient Corp.	38,160	515,542
SLM Corp.	106,008	1,077,041
Synchrony Financial	9,700	336,299

		4,589,745

Diversified Financial Services - 0.84%
AXA Equitable Holdings, Inc.	44,000	998,360
Berkshire Hathaway, Inc., Class BA	6,342	1,374,375

		2,372,735

Insurance - 2.22%
American International Group, Inc.	106,923	5,086,327
Travelers Cos., Inc.	8,557	1,230,069

		6,316,396

Mortgage Real Estate Investment Trusts (REITs) - 0.28%
Annaly Capital Management, Inc.	47,100	475,239
Two Harbors Investment Corp.	23,700	328,482

		803,721

Total Financials		42,905,906

Health Care - 6.04%

Biotechnology - 0.28%
Biogen, Inc.A	1,372	314,517
Gilead Sciences, Inc.	7,420	482,597

		797,114

Health Care Equipment & Supplies - 1.39%
Medtronic PLC	35,494	3,152,222
Zimmer Biomet Holdings, Inc.	6,532	804,481

		3,956,703

Health Care Providers & Services - 1.17%
Anthem, Inc.	6,235	1,639,992
CVS Health Corp.	30,956	1,683,388

		3,323,380

Pharmaceuticals - 3.20%
Bristol-Myers Squibb Co.	23,162	1,075,412
GlaxoSmithKline PLC, Sponsored ADR	24,643	1,013,567
Horizon Pharma PLC	13,412	342,408
Jazz Pharmaceuticals PLCA	4,793	621,988

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.73% (continued)

Health Care - 6.04% (continued)

Pharmaceuticals - 3.20% (continued)
Johnson & Johnson	9,551	$1,348,601
Merck & Co., Inc.	14,674	1,154,990
Mylan N.V.A	15,744	424,931
Pfizer, Inc.	42,974	1,745,174
Sanofi, ADR	30,972	1,354,405

		9,081,476

Total Health Care		17,158,673

Industrials - 5.79%

Aerospace & Defense - 0.89%
Embraer S.A., Sponsored ADR	10,824	216,588
General Dynamics Corp.	2,997	535,624
Raytheon Co.	5,870	1,042,453
United Technologies Corp.	5,137	732,588

		2,527,253

Airlines - 0.73%
American Airlines Group, Inc.	33,661	1,150,533
Delta Air Lines, Inc.	15,645	911,947

		2,062,480

Building Products - 0.77%
Johnson Controls International PLC	58,343	2,187,863

Construction & Engineering - 0.12%
Fluor Corp.	8,500	337,705

Electrical Equipment - 0.17%
Eaton Corp. PLC	5,983	495,512

Industrial Conglomerates - 1.70%
General Electric Co.	334,546	3,402,333
Honeywell International, Inc.	8,230	1,428,975

		4,831,308

Machinery - 1.10%
CNH Industrial N.V.	117,880	1,284,892
Cummins, Inc.	8,872	1,475,325
PACCAR, Inc.	4,539	325,310
Wabtec Corp.	317	23,480

		3,109,007

Trading Companies & Distributors - 0.31%
AerCap Holdings N.V.A	17,991	893,073

Total Industrials		16,444,201

Information Technology - 6.83%

Communications Equipment - 0.24%
Telefonaktiebolaget LM Ericsson, Sponsored ADR	68,620	679,338

Electronic Equipment, Instruments & Components - 0.86%
Corning, Inc.	31,995	1,019,041
IPG Photonics Corp.A	5,000	873,650
TE Connectivity Ltd.	5,758	550,752

		2,443,443

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.73% (continued)

Information Technology - 6.83% (continued)

Semiconductors & Semiconductor Equipment - 1.85%
Marvell Technology Group Ltd.	36,000	$900,720
Micron Technology, Inc.A	18,035	758,552
NVIDIA Corp.	3,300	597,300
QUALCOMM, Inc.	28,688	2,470,898
Texas Instruments, Inc.	4,400	518,452

		5,245,922

Software - 3.22%
Microsoft Corp.	37,523	4,900,504
Oracle Corp.	71,321	3,946,191
Teradata Corp.A	6,518	296,373

		9,143,068

Technology Hardware, Storage & Peripherals - 0.66%
Hewlett Packard Enterprise Co.	118,708	1,876,774

Total Information Technology		19,388,545

Materials - 3.46%

Chemicals - 2.37%
Air Products & Chemicals, Inc.	12,418	2,555,500
Dow, Inc.A	13,435	762,167
DowDuPont, Inc.	57,973	2,229,062
Eastman Chemical Co.	9,585	756,065
Huntsman Corp.	19,900	442,576

		6,745,370

Containers & Packaging - 0.72%
Crown Holdings, Inc.A	18,935	1,100,692
International Paper Co.	19,925	932,689

		2,033,381

Metals & Mining - 0.37%
Freeport-McMoRan, Inc.	27,200	334,832
Newmont Goldcorp Corp.	22,600	701,956

		1,036,788

Total Materials		9,815,539

Utilities - 1.42%

Electric Utilities - 1.23%
Entergy Corp.	18,309	1,774,142
PPL Corp.	27,047	844,137
Southern Co.	16,443	875,096

		3,493,375

Multi-Utilities - 0.19%
Dominion Energy, Inc.	7,000	545,090

Total Utilities		4,038,465

Total Common Stocks (Cost $138,803,774)		175,349,393

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.24%

Basic Materials - 0.22%
Dow Chemical Co.,
4.125%, Due 11/15/2021	$145,000	$149,045
3.500%, Due 10/1/2024	264,000	267,809
EI du Pont de Nemours & Co., 2.200%, Due 5/1/2020	70,000	69,790
Nucor Corp.,
4.125%, Due 9/15/2022	52,000	54,125
4.000%, Due 8/1/2023	80,000	83,644

		624,413

Communications - 0.92%
Amazon.com, Inc., 3.875%, Due 8/22/2037	70,000	72,120
AT&T, Inc.,
4.450%, Due 4/1/2024	80,000	84,583
3.400%, Due 5/15/2025	169,000	169,764
4.500%, Due 5/15/2035	61,000	61,247
6.350%, Due 3/15/2040	40,000	46,590
CBS Corp., 3.375%, Due 3/1/2022	337,000	340,840
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, Due 2/15/2028	90,000	87,389
Comcast Corp.,
3.150%, Due 3/1/2026	84,000	84,270
4.600%, Due 10/15/2038	75,000	80,711
6.550%, Due 7/1/2039	217,000	279,892
eBay, Inc., 2.150%, Due 6/5/2020	55,000	54,649
Fox Corp., 5.476%, Due 1/25/2039D	55,000	61,244
NBCUniversal Enterprise, Inc., 2.992%, Due 4/1/2021, (3-mo. USD LIBOR + 0.400%)D E	835,000	837,593
Verizon Communications, Inc.,
2.625%, Due 8/15/2026	115,000	110,367
4.329%, Due 9/21/2028	180,000	192,517
Walt Disney Co., 6.400%, Due 12/15/2035D	45,000	59,229

		2,623,005

Consumer, Cyclical - 0.99%
American Honda Finance Corp.,
3.875%, Due 9/21/2020D	250,000	253,830
3.375%, Due 12/10/2021	130,000	132,344
Aptiv Corp., 4.150%, Due 3/15/2024	85,000	87,732
Costco Wholesale Corp., 2.150%, Due 5/18/2021	90,000	89,432
Daimler Finance North America LLC,
2.250%, Due 9/3/2019D	169,000	168,676
2.450%, Due 5/18/2020D	313,000	311,639
3.113%, Due 2/22/2021, (3-mo. USD LIBOR + 0.450%)D E	200,000	199,640
Dollar General Corp., 4.125%, Due 5/1/2028	50,000	51,401
Dollar Tree, Inc., 3.700%, Due 5/15/2023	85,000	86,405
Ford Motor Credit Co. LLC,
5.875%, Due 8/2/2021	200,000	209,285
3.810%, Due 1/9/2024	60,000	58,720
General Motors Financial Co., Inc., 3.150%, Due 6/30/2022	90,000	89,372
Home Depot, Inc., 2.700%, Due 4/1/2023	72,000	72,125
Lowe’s Cos, Inc., 2.500%, Due 4/15/2026	70,000	66,439
McDonald’s Corp., 3.700%, Due 1/30/2026	98,000	100,801
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	70,000	73,151
PACCAR Financial Corp.,
1.300%, Due 5/10/2019	58,000	57,983
2.200%, Due 9/15/2019	52,000	51,878
Starbucks Corp., 4.000%, Due 11/15/2028	90,000	93,863
Toyota Motor Credit Corp., 3.450%, Due 9/20/2023	100,000	103,109
Walgreens Boots Alliance, Inc., 3.800%, Due 11/18/2024	145,000	146,701

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.24% (continued)

Consumer, Cyclical - 0.99% (continued)
Walmart, Inc.,
3.400%, Due 6/26/2023	$80,000	$82,195
7.550%, Due 2/15/2030	169,000	233,231

		2,819,952

Consumer, Non-Cyclical - 1.31%
AbbVie, Inc.,
3.200%, Due 5/14/2026	85,000	82,469
4.450%, Due 5/14/2046	55,000	51,007
Altria Group, Inc., 4.750%, Due 5/5/2021	145,000	150,387
Amgen, Inc., 4.400%, Due 5/1/2045	75,000	73,649
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	35,000	34,103
5.450%, Due 1/23/2039	1,605,000	1,749,820
5.550%, Due 1/23/2049	50,000	55,534
Anthem, Inc., 2.500%, Due 11/21/2020	65,000	64,668
Baxalta, Inc., 4.000%, Due 6/23/2025	20,000	20,692
Bayer US Finance LLC, 2.375%, Due 10/8/2019D	300,000	299,021
Cigna Corp., 4.125%, Due 11/15/2025D	75,000	77,522
CVS Health Corp.,
2.125%, Due 6/1/2021	60,000	59,042
5.050%, Due 3/25/2048	55,000	54,269
Genzyme Corp., 5.000%, Due 6/15/2020	39,000	40,107
Humana, Inc., 3.150%, Due 12/1/2022	115,000	115,565
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	45,000	47,204
Medtronic, Inc., 3.500%, Due 3/15/2025	313,000	322,522
Molson Coors Brewing Co., 3.000%, Due 7/15/2026	90,000	86,401
Moody’s Corp., 4.875%, Due 12/17/2048	50,000	54,531
RELX Capital, Inc., 3.500%, Due 3/16/2023	55,000	56,079
S&P Global, Inc., 4.400%, Due 2/15/2026	70,000	75,311
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	85,000	84,764
Zoetis, Inc., 3.000%, Due 9/12/2027	75,000	71,948

		3,726,615

Energy - 0.34%
BP Capital Markets America, Inc., 3.796%, Due 9/21/2025	50,000	51,979
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	81,000	85,045
Concho Resources, Inc., 4.300%, Due 8/15/2028	85,000	88,576
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	45,000	53,981
EOG Resources, Inc., 4.150%, Due 1/15/2026	70,000	74,039
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	60,000	60,679
MPLX LP,
4.125%, Due 3/1/2027	55,000	55,598
5.200%, Due 3/1/2047	46,000	47,373
ONEOK, Inc., 4.550%, Due 7/15/2028	90,000	93,925
Phillips 66, 4.300%, Due 4/1/2022	47,000	48,970
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	53,000	52,127
3.750%, Due 3/1/2028	50,000	49,492
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	63,000	62,059
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	48,000	49,637
TC PipeLines LP, 3.900%, Due 5/25/2027	40,000	39,658
Valero Energy Corp., 4.350%, Due 6/1/2028	60,000	62,377

		975,515

Financial - 3.73%
American Campus Communities Operating Partnership LP, 3.625%, Due 11/15/2027	85,000	83,446

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.24% (continued)

Financial - 3.73% (continued)
American Express Co.,
3.333%, Due 11/5/2021, (3-mo. USD LIBOR + 0.600%)E	$420,000	$421,904
3.400%, Due 2/27/2023	70,000	71,215
4.200%, Due 11/6/2025	115,000	122,179
4.050%, Due 12/3/2042	45,000	46,184
American International Group, Inc., 4.875%, Due 6/1/2022	289,000	304,938
Bank of America Corp.,
3.124%, Due 1/20/2023, (3-mo. USD LIBOR + 1.160%)E	180,000	180,529
4.125%, Due 1/22/2024	193,000	202,238
6.110%, Due 1/29/2037	176,000	211,853
5.000%, Due 1/21/2044	190,000	215,554
Bank of New York Mellon Corp., 3.250%, Due 5/16/2027	140,000	140,714
BB&T Corp., 2.750%, Due 4/1/2022	150,000	150,114
Boston Properties LP, 3.200%, Due 1/15/2025	130,000	129,810
Capital One Financial Corp., 2.500%, Due 5/12/2020	115,000	114,661
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	85,000	86,455
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	70,000	71,246
Citibank NA, 3.048%, Due 2/12/2021, (3-mo. USD LIBOR + 0.350%)E	760,000	760,448
Citigroup, Inc.,
3.887%, Due 1/10/2028, (3-mo. USD LIBOR + 1.563%)E	240,000	244,618
5.875%, Due 1/30/2042	145,000	180,117
Crown Castle International Corp., 3.400%, Due 2/15/2021	84,000	84,644
Digital Realty Trust LP, 3.700%, Due 8/15/2027	95,000	94,661
ERP Operating LP, 3.000%, Due 4/15/2023	52,000	52,571
Goldman Sachs Group, Inc.,
5.750%, Due 1/24/2022	385,000	412,932
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)E	155,000	153,693
3.500%, Due 1/23/2025	95,000	95,497
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)E	85,000	83,995
HCP, Inc., 2.625%, Due 2/1/2020	85,000	84,811
Intercontinental Exchange, Inc., 2.750%, Due 12/1/2020	35,000	35,022
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	446,081
3.797%, Due 7/23/2024, (3-mo. USD LIBOR + 0.890%)E	85,000	87,266
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)E	115,000	116,938
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)E	95,000	93,797
5.500%, Due 10/15/2040	313,000	374,914
KeyCorp, 5.100%, Due 3/24/2021	60,000	62,575
Liberty Mutual Group, Inc.,
4.250%, Due 6/15/2023D	25,000	25,972
4.569%, Due 2/1/2029D	88,000	91,976
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	218,945
4.721%, Due 12/15/2044	193,000	212,489
Metropolitan Life Global Funding I, 2.819%, Due 1/8/2021, (3-mo. USD LIBOR + 0.230%)D E	675,000	674,384
Morgan Stanley,
5.625%, Due 9/23/2019	169,000	170,833
3.700%, Due 10/23/2024	145,000	148,889
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)E	105,000	104,875
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	65,000	65,447
4.300%, Due 3/15/2049	50,000	52,673
PNC Financial Services Group, Inc., 3.500%, Due 1/23/2024	105,000	107,606
Prudential Financial, Inc.,
4.600%, Due 5/15/2044	313,000	337,090
4.350%, Due 2/25/2050	70,000	73,566
Public Storage, 2.370%, Due 9/15/2022	105,000	103,921
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	105,000	104,114

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.24% (continued)

Financial - 3.73% (continued)
Simon Property Group LP, 3.375%, Due 10/1/2024	$313,000	$319,364
State Street Corp., 3.300%, Due 12/16/2024	120,000	122,414
SunTrust Bank, 2.450%, Due 8/1/2022	110,000	108,739
US Bancorp, 3.375%, Due 2/5/2024	70,000	71,916
Ventas Realty LP, 5.700%, Due 9/30/2043	55,000	62,830
Visa, Inc., 3.150%, Due 12/14/2025	105,000	106,543
Wells Fargo & Co.,
3.611%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)E	1,087,000	1,100,731
3.584%, Due 5/22/2028, (3-mo. USD LIBOR + 1.310%)E	95,000	95,378
4.750%, Due 12/7/2046	90,000	94,642

		10,592,957

Industrial - 0.86%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024D	313,000	318,918
Burlington Northern Santa Fe LLC,
3.650%, Due 9/1/2025	65,000	67,650
5.750%, Due 5/1/2040	202,000	249,344
Caterpillar Financial Services Corp., 1.350%, Due 5/18/2019	105,000	104,927
CSX Corp., 5.500%, Due 4/15/2041	157,000	181,244
Eaton Corp., 2.750%, Due 11/2/2022	75,000	74,911
General Dynamics Corp., 2.875%, Due 5/11/2020	135,000	135,459
General Electric Co.,
5.500%, Due 1/8/2020	120,000	122,079
3.450%, Due 5/15/2024	70,000	69,893
John Deere Capital Corp.,
1.950%, Due 6/22/2020	90,000	89,335
2.150%, Due 9/8/2022	90,000	88,478
Lockheed Martin Corp., 3.550%, Due 1/15/2026	90,000	92,422
Martin Marietta Materials, Inc., 4.250%, Due 12/15/2047	95,000	84,049
Northrop Grumman Corp.,
5.050%, Due 8/1/2019	72,000	72,426
3.850%, Due 4/15/2045	130,000	124,396
Union Pacific Corp., 4.100%, Due 9/15/2067	90,000	83,366
United Technologies Corp.,
1.900%, Due 5/4/2020	105,000	104,123
4.125%, Due 11/16/2028	95,000	99,102
6.125%, Due 7/15/2038	217,000	266,482

		2,428,604

Technology - 1.92%
Analog Devices, Inc., 3.900%, Due 12/15/2025	75,000	76,991
Apple, Inc., 2.850%, Due 5/11/2024	170,000	170,435
Autodesk, Inc., 3.500%, Due 6/15/2027	55,000	53,455
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, Due 1/15/2025	60,000	57,173
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	65,000	64,198
Dell International LLC / EMC Corp.,
4.420%, Due 6/15/2021D	135,000	138,260
5.300%, Due 10/1/2029D	1,185,000	1,221,498
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	1,720,000	1,829,202
HP, Inc., 4.050%, Due 9/15/2022	145,000	150,026
Intel Corp., 3.300%, Due 10/1/2021	86,000	87,525
Micron Technology, Inc., 5.327%, Due 2/6/2029	1,210,000	1,247,607
Microsoft Corp., 4.450%, Due 11/3/2045	50,000	55,824
Oracle Corp.,
2.500%, Due 5/15/2022	115,000	114,404
4.300%, Due 7/8/2034	112,000	119,329
QUALCOMM, Inc., 2.900%, Due 5/20/2024	55,000	54,821

		5,440,748

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.24% (continued)

Utilities - 0.95%
American Electric Power Co., Inc., 3.650%, Due 12/1/2021, Series I	$80,000	$81,669
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	30,000	31,394
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	287,000	363,940
Consolidated Edison Co. of New York, Inc.,
5.500%, Due 12/1/2039, Series 09-C	169,000	202,115
4.625%, Due 12/1/2054	55,000	58,440
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	61,000	62,941
Dominion Energy, Inc., 2.579%, Due 7/1/2020	90,000	89,625
DPL, Inc., 7.250%, Due 10/15/2021	295,000	317,125
Duke Energy Corp., 3.550%, Due 9/15/2021	130,000	131,923
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	125,000	129,518
Entergy Louisiana, LLC, 4.000%, Due 3/15/2033	67,000	69,962
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	51,147
MidAmerican Energy Co., 3.100%, Due 5/1/2027	100,000	100,190
National Fuel Gas Co., 3.950%, Due 9/15/2027	125,000	120,183
Nevada Power Co., 2.750%, Due 4/15/2020, Series BB	50,000	50,034
NiSource, Inc.,
3.490%, Due 5/15/2027	70,000	70,087
3.950%, Due 3/30/2048	65,000	61,972
Southern Co., 2.750%, Due 6/15/2020	241,000	240,843
Southern Power Co., 4.150%, Due 12/1/2025	84,000	87,420
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	292,953
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	94,000	96,039

		2,709,520

Total Corporate Obligations (Cost $30,740,213)		31,941,329

FOREIGN CORPORATE OBLIGATIONS - 1.62%

Basic Materials - 0.04%
Nutrien Ltd., 4.000%, Due 12/15/2026	64,000	65,201
Teck Resources Ltd., 6.000%, Due 8/15/2040	30,000	31,775

		96,976

Communications - 0.59%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	320,314
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	169,000	208,631
Bell Canada, Inc., 4.464%, Due 4/1/2048	45,000	46,148
Deutsche Telekom International Finance B.V., 4.875%, Due 3/6/2042D	150,000	158,980
Rogers Communications, Inc., 3.625%, Due 12/15/2025	85,000	87,138
TELUS Corp., 2.800%, Due 2/16/2027	74,000	70,340
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	151,416
3.850%, Due 9/29/2024	193,000	194,277
Vodafone Group PLC, 6.150%, Due 2/27/2037	393,000	446,498

		1,683,742

Consumer, Non-Cyclical - 0.08%
Coca-Cola Femsa S.A.B. de C.V., 3.875%, Due 11/26/2023	65,000	67,077
Sanofi, 4.000%, Due 3/29/2021	75,000	76,922
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	85,000	83,867

		227,866

Energy - 0.47%
Canadian Natural Resources Ltd.,
3.900%, Due 2/1/2025	60,000	61,791
6.250%, Due 3/15/2038	176,000	211,376
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049D	840,000	816,110
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	148,790

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 1.62% (continued)

Energy - 0.47% (continued)
TransCanada PipeLines Ltd., (continued)
6.100%, Due 6/1/2040	$82,000	$96,860

		1,334,927

Financial - 0.34%
Bank of Montreal, 3.300%, Due 2/5/2024	140,000	141,871
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)E	148,000	149,047
Nordea Bank Abp, 4.875%, Due 1/27/2020D	120,000	121,834
Royal Bank of Canada,
2.125%, Due 3/2/2020	55,000	54,759
3.200%, Due 4/30/2021	130,000	131,450
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	210,000	213,124
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	67,000	69,304
Westpac Banking Corp., 2.650%, Due 1/25/2021	90,000	89,935

		971,324

Industrial - 0.10%
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	145,000	144,808
Johnson Controls International PLC, 5.000%, Due 3/30/2020	145,000	147,642

		292,450

Total Foreign Corporate Obligations (Cost $4,433,590)		4,607,285

FOREIGN SOVEREIGN OBLIGATIONS - 0.16%
European Investment Bank, 2.375%, Due 6/15/2022	125,000	125,127
Kreditanstalt fuer Wiederaufbau, 2.125%, Due 6/15/2022	120,000	119,262
Province of Ontario Canada, 2.500%, Due 4/27/2026	120,000	118,045
Province of Quebec Canada, 2.375%, Due 1/31/2022	100,000	99,869

Total Foreign Sovereign Obligations (Cost $464,348)		462,303

ASSET-BACKED OBLIGATIONS - 0.83%
Ally Auto Receivables Trust, 1.750%, Due 12/15/2021, 2017 4 A3	269,838	268,435
Americredit Automobile Receivables Trust, 1.530%, Due 7/8/2021, 2016 4 A3	41,425	41,336
AmeriCredit Automobile Receivables Trust, 1.900%, Due 3/18/2022, 2017 3 A3	185,000	184,141
BMW Vehicle Lease Trust, 2.840%, Due 11/22/2021, 2019 1 A3	105,000	105,392
Capital One Multi-Asset Execution Trust, 1.340%, Due 4/15/2022, 2016 A3 A3	318,000	317,453
Chase Issuance Trust, 1.370%, Due 6/15/2021, 2016 A2 A	265,000	264,538
Ford Credit Auto Lease Trust, 2.030%, Due 12/15/2020, 2017 B A3	170,000	169,580
Ford Credit Auto Owner Trust, 2.030%, Due 8/15/2020, 2015 A B	181,958	181,866
GM Financial Automobile Leasing Trust, 2.980%, Due 12/20/2021, 2019 1 A3	75,000	75,426
GM Financial Consumer Automobile Receivables Trust, 2.320%, Due 7/18/2022, 2018 1 A3	95,000	94,696
John Deere Owner Trust, 3.080%, Due 11/15/2022, 2018 B A3	190,000	191,394
Mercedes-Benz Auto Lease Trust, 3.100%, Due 11/15/2021, 2019 A A3	105,000	105,695
Nissan Auto Receivables Owner Trust, 2.120%, Due 4/18/2022, 2017 C A3	100,000	99,479
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	113,067	114,269
World Omni Auto Receivables Trust, 1.950%, Due 2/15/2023, 2017 B A3	135,000	134,012

Total Asset-Backed Obligations (Cost $2,349,157)		2,347,712

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.06% (Cost $175,048)
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047	175,000	175,048

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.58%
Ginnie Mae REMIC Trust,
1.368%, Due 11/16/2041, 2013-125 AB	533,922	514,312
1.147%, Due 12/16/2038, 2013-139 A	267,602	262,284
1.624%, Due 7/16/2039, 2013-78 AB	419,972	405,774
GS Mortgage Securities Trust, 3.679%, Due 8/10/2043, 2010-C1 A1D	9,365	9,386
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	250,333	251,832

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.58% (continued)
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014-C19 A3	$190,471	$192,842

Total Commercial Mortgage-Backed Obligations (Cost $1,674,954)		1,636,430

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.82%
Federal Home Loan Mortgage Corp.,
5.000%, Due 10/1/2020	2,970	3,044
3.500%, Due 8/1/2026	26,748	27,399
3.500%, Due 9/1/2028	45,738	46,871
3.000%, Due 11/1/2032	130,305	131,306
5.000%, Due 8/1/2033	42,251	45,414
5.500%, Due 2/1/2034	42,254	46,331
4.000%, Due 1/1/2041	155,385	160,938
4.500%, Due 2/1/2041	107,831	114,681
3.500%, Due 6/1/2042	512,555	521,669
3.500%, Due 7/1/2042	143,590	146,143
3.500%, Due 5/1/2046	225,513	228,822
3.000%, Due 11/1/2046	305,348	302,132
3.000%, Due 4/1/2047	295,941	292,870
3.500%, Due 1/1/2048	418,649	423,889
4.000%, Due 4/1/2048	271,554	279,618
3.000%, Due 8/1/2048	295,296	292,232
4.000%, Due 9/1/2048	254,483	261,905

		3,325,264

Federal National Mortgage Association,
4.000%, Due 8/1/2020	6,342	6,529
3.500%, Due 1/1/2028B	47,502	48,607
4.000%, Due 10/1/2033	238,830	245,926
5.000%, Due 3/1/2034B	45,574	49,042
4.500%, Due 4/1/2034	84,552	88,807
3.500%, Due 6/1/2037	291,469	297,213
5.500%, Due 6/1/2038	8,730	9,603
4.500%, Due 1/1/2040	119,358	126,428
5.000%, Due 5/1/2040	189,499	203,748
5.000%, Due 6/1/2040	150,574	161,843
4.000%, Due 9/1/2040	104,487	108,145
4.000%, Due 1/1/2041	202,827	209,922
3.000%, Due 6/1/2043	811,205	805,845
3.500%, Due 7/1/2043	144,757	147,081
3.000%, Due 8/1/2043	710,038	705,347
4.000%, Due 11/1/2044B	117,613	122,999
4.000%, Due 7/1/2045	491,949	507,821
3.500%, Due 8/1/2045	129,376	131,050
3.500%, Due 11/1/2045	1,437,892	1,456,498
3.000%, Due 4/1/2046	171,594	169,822
3.500%, Due 5/1/2046	495,181	501,208
4.000%, Due 7/1/2046	204,938	211,516
3.000%, Due 10/1/2046	50,754	50,215
3.000%, Due 11/1/2046	331,958	328,787
3.500%, Due 11/1/2046	415,153	421,148
3.000%, Due 12/1/2046B	199,760	197,851
3.000%, Due 2/1/2047	218,910	216,599
3.500%, Due 3/1/2047	105,832	107,252
4.500%, Due 7/1/2047	128,767	134,813
4.500%, Due 8/1/2047	130,436	136,470
3.500%, Due 9/1/2047	127,441	129,326
4.000%, Due 9/1/2047	261,820	270,005
4.000%, Due 11/1/2047	216,668	223,386
3.500%, Due 2/1/2048	258,647	261,272

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.82% (continued)
Federal National Mortgage Association, (continued)
4.000%, Due 3/1/2048	$242,956	$250,221
4.000%, Due 4/1/2048	405,860	417,988
4.500%, Due 4/1/2048	116,463	121,708
4.500%, Due 7/1/2048	370,899	387,435
5.000%, Due 8/1/2048	217,496	229,440
5.000%, Due 9/1/2048	217,919	229,886
3.000%, Due 10/1/2048B	175,051	173,731

		10,602,533

Government National Mortgage Association,
6.500%, Due 8/15/2027	36,945	40,328
6.500%, Due 11/15/2027	41,338	45,211
7.500%, Due 12/15/2028	38,207	43,158
5.500%, Due 7/15/2033	43,778	48,362
6.000%, Due 12/15/2033	57,127	64,375
5.500%, Due 2/20/2034	61,278	67,120
5.000%, Due 10/15/2039	94,524	101,268
3.500%, Due 9/15/2041	256,433	262,006
3.000%, Due 1/20/2046	75,669	75,735
3.000%, Due 4/20/2046	193,231	193,161
3.000%, Due 6/20/2046	256,260	256,089
3.000%, Due 12/20/2046	172,091	172,029
3.500%, Due 8/20/2047	82,537	83,997
3.500%, Due 10/20/2047	80,238	81,640
4.000%, Due 1/20/2048	474,050	488,346
4.500%, Due 11/20/2048	225,605	234,669
4.500%, Due 12/20/2048	227,348	237,293
5.000%, Due 1/20/2049	114,066	119,375

		2,614,162

Total U.S. Agency Mortgage-Backed Obligations (Cost $16,384,292)		16,541,959

U.S. TREASURY OBLIGATIONS - 16.21%
U.S. Treasury Notes/Bonds,
1.750%, Due 10/31/2020	319,000	316,321
2.515%, Due 1/31/2021, (3-mo. Treasury money market yield + 0.115%)E	8,420,000	8,419,816
1.250%, Due 3/31/2021	964,000	945,511
1.375%, Due 4/30/2021	964,000	947,055
2.000%, Due 5/31/2021	1,446,000	1,438,149
2.000%, Due 11/15/2021	740,000	735,606
2.000%, Due 2/15/2022	1,996,000	1,983,369
1.750%, Due 9/30/2022	500,000	491,777
1.625%, Due 11/15/2022	964,000	943,477
2.000%, Due 2/15/2023	500,000	495,293
2.750%, Due 7/31/2023	500,000	509,609
2.500%, Due 8/15/2023	964,000	972,925
2.375%, Due 8/15/2024	1,140,000	1,143,741
2.875%, Due 7/31/2025	500,000	514,629
6.875%, Due 8/15/2025	279,000	351,823
2.000%, Due 11/15/2026	500,000	485,332
2.875%, Due 5/15/2028	200,000	206,211
2.875%, Due 8/15/2028	9,225,000	9,513,642
5.250%, Due 11/15/2028	217,000	267,325
2.625%, Due 2/15/2029	580,000	585,913
4.750%, Due 2/15/2037	304,000	392,647
4.500%, Due 8/15/2039	241,000	305,853
3.000%, Due 8/15/2048	11,380,000	11,507,581

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value

U.S. TREASURY OBLIGATIONS - 16.21% (continued)
U.S. Treasury Notes/Bonds, (continued)
3.000%, Due 2/15/2049	$2,544,000	$2,575,601

		46,049,206

Total U.S. Treasury Obligations (Cost $45,655,103)		46,049,206

	Shares

SHORT-TERM INVESTMENTS - 1.54% (Cost $4,365,141)

Investment Companies - 1.54%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%F G	4,365,141	4,365,141

SECURITIES LENDING COLLATERAL - 0.13% (Cost $364,350)

Investment Companies - 0.13%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%F G	364,350	364,350

TOTAL INVESTMENTS - 99.92% (Cost $245,409,970)		283,840,156
OTHER ASSETS, NET OF LIABILITIES - 0.08%		227,621

TOTAL NET ASSETS - 100.00%		$284,067,777

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

C All or a portion of this security is on loan at April 30, 2019.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $5,845,712 or 2.06% of net assets. The Fund has no right to demand registration of these securities.

E Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2019.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REMIC - Real Estate Mortgage Investment Conduit.

Long Futures Contracts Open on April 30, 2019:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	25	June 2019	$3,645,077	$3,685,625	$40,548

			$3,645,077	$3,685,625	$40,548

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$175,349,393	$-	$-	$175,349,393
Corporate Obligations	-	31,941,329	-	31,941,329
Foreign Corporate Obligations	-	4,607,285	-	4,607,285
Foreign Sovereign Obligations	-	462,303	-	462,303
Asset-Backed Obligations	-	2,347,712	-	2,347,712
Collateralized Mortgage Obligations	-	175,048	-	175,048
Commercial Mortgage-Backed Obligations	-	1,636,430	-	1,636,430
U.S. Agency Mortgage-Backed Obligations	-	16,541,959	-	16,541,959
U.S. Treasury Obligations	-	46,049,206	-	46,049,206
Short–Term Investments	4,365,141	-	-	4,365,141
Securities Lending Collateral	364,350	-	-	364,350

Total Investments in Securities - Assets	$180,078,884	$103,761,272	$-	$283,840,156

Financial Derivative Instruments - Assets
Futures Contracts	$40,548	$-	$-	$40,548

Total Financial Derivative Instruments - Assets	$40,548	$-	$-	$40,548

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.77%

Communication Services - 2.20%

Media - 2.20%
Altice USA, Inc., Class A	155,574	$3,665,324
Interpublic Group of Cos., Inc.	215,801	4,963,423
Meredith Corp.	51,370	3,030,830
Omnicom Group, Inc.	12,636	1,011,259

		12,670,836

Total Communication Services		12,670,836

Consumer Discretionary - 14.81%

Auto Components - 1.94%
Dana, Inc.	246,837	4,813,321
Lear Corp.	44,516	6,365,788

		11,179,109

Diversified Consumer Services - 1.00%
Adtalem Global Education, Inc.A	117,186	5,779,614

Hotels, Restaurants & Leisure - 5.08%
Aramark	141,478	4,397,136
Marriott Vacations Worldwide Corp.	6,313	666,842
MGM Resorts International	160,412	4,271,772
Norwegian Cruise Line Holdings Ltd.A	95,346	5,376,561
Royal Caribbean Cruises Ltd.	48,638	5,882,280
Wyndham Destinations, Inc.	94,445	4,114,024
Wyndham Hotels & Resorts, Inc.	82,352	4,588,653

		29,297,268

Household Durables - 2.14%
Lennar Corp., Class A	89,808	4,672,710
Mohawk Industries, Inc.A	29,255	3,985,994
Newell Brands, Inc.	257,148	3,697,788

		12,356,492

Internet & Direct Marketing Retail - 0.50%
Qurate Retail, Inc.A	168,348	2,870,333

Multiline Retail - 1.11%
Dollar General Corp.	50,718	6,395,033

Specialty Retail - 1.81%
Aaron’s, Inc.	90,837	5,058,713
Advance Auto Parts, Inc.	32,367	5,383,279

		10,441,992

Textiles, Apparel & Luxury Goods - 1.23%
Gildan Activewear, Inc.	51,481	1,898,105
PVH Corp.	40,067	5,168,242

		7,066,347

Total Consumer Discretionary		85,386,188

Consumer Staples - 0.89%

Beverages - 0.52%
Coca-Cola European Partners PLCA	56,286	3,016,367

Household Products - 0.37%
Spectrum Brands Holdings, Inc.	34,467	2,122,133

Total Consumer Staples		5,138,500

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.77%

Energy - 8.51%

Energy Equipment & Services - 2.39%
Halliburton Co.	180,688	$5,118,891
National Oilwell Varco, Inc.	176,712	4,619,252
TechnipFMC PLC	164,788	4,052,137

		13,790,280

Oil, Gas & Consumable Fuels - 6.12%
Cenovus Energy, Inc.	293,129	2,904,908
Chesapeake Energy Corp.A B	169,425	493,027
EQT Corp.	234,991	4,805,566
Equitrans Midstream Corp.A	228,483	4,759,301
Golar LNG Ltd.	70,689	1,381,263
Hess Corp.	81,350	5,216,162
Kosmos Energy Ltd.	275,310	1,841,824
Murphy Oil Corp.	204,279	5,564,560
Parsley Energy, Inc., Class AA	152,444	3,042,782
Vermilion Energy, Inc.B	205,408	5,250,228

		35,259,621

Total Energy		49,049,901

Financials - 22.10%

Banks - 5.65%
Fifth Third Bancorp	318,572	9,181,245
FNB Corp.	339,929	4,123,339
KeyCorp	338,619	5,942,763
Pinnacle Financial Partners, Inc.	33,586	1,950,339
Regions Financial Corp.	301,625	4,684,236
Signature Bank	34,865	4,604,621
Valley National Bancorp	201,226	2,108,849

		32,595,392

Capital Markets - 4.00%
Apollo Global Management LLC, Class A, MLP	133,530	4,365,096
Franklin Resources, Inc.	110,216	3,812,371
Invesco Ltd.	202,373	4,446,135
KKR & Co., Inc., Class A	256,201	6,264,114
Northern Trust Corp.	42,203	4,159,106

		23,046,822

Consumer Finance - 2.71%
Ally Financial, Inc.	281,746	8,370,674
Navient Corp.	230,154	3,109,380
SLM Corp.	408,163	4,146,936

		15,626,990

Diversified Financial Services - 2.86%
AXA Equitable Holdings, Inc.	314,064	7,126,112
Jefferies Financial Group, Inc.	162,322	3,338,964
Voya Financial, Inc.	110,272	6,052,830

		16,517,906

Insurance - 5.58%
Assurant, Inc.	31,613	3,003,235
Axis Capital Holdings Ltd.	221,615	12,598,813
Fidelity National Financial, Inc.	272,893	10,902,075
Willis Towers Watson PLC	30,583	5,637,670

		32,141,793

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.77% (continued)

Financials - 22.10% (continued)

Mortgage Real Estate Investment Trusts (REITs) - 0.48%
MFA Financial, Inc.	367,152	$2,757,312

Thrifts & Mortgage Finance - 0.82%
New York Community Bancorp, Inc.	405,470	4,715,616

Total Financials		127,401,831

Health Care - 4.91%

Health Care Equipment & Supplies - 1.21%
Zimmer Biomet Holdings, Inc.	56,603	6,971,225

Health Care Providers & Services - 2.97%
Cardinal Health, Inc.	74,948	3,650,717
McKesson Corp.	32,038	3,820,532
MEDNAX, Inc.A	55,301	1,546,769
Universal Health Services, Inc., Class B	63,828	8,097,858

		17,115,876

Pharmaceuticals - 0.73%
Mylan N.V.A	156,698	4,229,279

Total Health Care		28,316,380

Industrials - 17.87%

Aerospace & Defense - 3.08%
BWX Technologies, Inc.	53,233	2,720,206
Spirit AeroSystems Holdings, Inc., Class A	73,470	6,384,543
TransDigm Group, Inc.A	17,938	8,655,444

		17,760,193

Airlines - 0.56%
Alaska Air Group, Inc.	51,620	3,195,278

Building Products - 2.18%
JELD-WEN Holding, Inc.A	338,905	6,693,374
Johnson Controls International PLC	78,677	2,950,387
Owens Corning	57,217	2,933,516

		12,577,277

Commercial Services & Supplies - 1.14%
Republic Services, Inc.	79,602	6,592,637

Construction & Engineering - 1.78%
AECOMA	183,391	6,216,955
Jacobs Engineering Group, Inc.	52,069	4,058,258

		10,275,213

Industrial Conglomerates - 1.02%
Carlisle Cos, Inc.	41,553	5,876,425

Machinery - 4.67%
Dover Corp.	49,448	4,847,882
Snap-on, Inc.	24,999	4,206,832
Stanley Black & Decker, Inc.	82,780	12,135,548
Terex Corp.	101,604	3,386,461
Wabtec Corp.	31,771	2,353,278

		26,930,001

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.77% (continued)

Industrials - 17.87% (continued)

Professional Services - 0.46%
Nielsen Holdings PLC	103,930	$2,653,333

Road & Rail - 2.00%
Avis Budget Group, Inc.A	119,236	4,238,840
Ryder System, Inc.	115,713	7,289,919

		11,528,759

Trading Companies & Distributors - 0.98%
AerCap Holdings N.V.A	113,409	5,629,623

Total Industrials		103,018,739

Information Technology - 9.29%

Electronic Equipment, Instruments & Components - 2.50%
Anixter International, Inc.A	94,381	5,933,734
Avnet, Inc.	174,631	8,488,813

		14,422,547

IT Services - 3.07%
Alliance Data Systems Corp.	20,822	3,333,602
Conduent, Inc.A	5,176	66,347
Genpact Ltd.	117,573	4,267,900
KBR, Inc.	266,506	5,921,763
Total System Services, Inc.	39,876	4,076,922

		17,666,534

Semiconductors & Semiconductor Equipment - 2.86%
Marvell Technology Group Ltd.	443,102	11,086,412
Microchip Technology, Inc.	53,719	5,365,991

		16,452,403

Technology Hardware, Storage & Peripherals - 0.86%
Hewlett Packard Enterprise Co.	315,047	4,980,893

Total Information Technology		53,522,377

Materials - 4.65%

Chemicals - 3.02%
Ashland Global Holdings, Inc.	82,771	6,665,549
Axalta Coating Systems Ltd.A	149,218	4,025,902
Eastman Chemical Co.	40,564	3,199,688
Element Solutions, Inc.	323,121	3,509,094

		17,400,233

Containers & Packaging - 1.63%
Owens-Illinois, Inc.	256,057	5,059,686
Packaging Corp. of America	43,870	4,350,149

		9,409,835

Total Materials		26,810,068

Real Estate - 7.08%

Equity Real Estate Investment Trusts (REITs) - 6.72%
AvalonBay Communities, Inc.	25,588	5,141,397
EPR Properties	74,343	5,862,689
GEO Group, Inc.	118,329	2,368,947
HCP, Inc.	122,834	3,657,996

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.77% (continued)

Real Estate - 7.08% (continued)

Equity Real Estate Investment Trusts (REITs) - 6.72% (continued)
Lamar Advertising Co., Class A	75,496	$6,241,254
Liberty Property Trust	113,923	5,655,138
MGM Growth Properties LLC, Class A	303,253	9,782,942

		38,710,363

Real Estate Management & Development - 0.36%
Realogy Holdings Corp.	161,574	2,103,693

Total Real Estate		40,814,056

Utilities - 5.46%

Electric Utilities - 4.64%
Edison International	65,449	4,173,683
Evergy, Inc.	63,103	3,648,615
FirstEnergy Corp.	162,126	6,814,156
Pinnacle West Capital Corp.	56,906	5,421,435
Xcel Energy, Inc.	118,959	6,721,183

		26,779,072

Gas Utilities - 0.82%
UGI Corp.	86,524	4,716,423

Total Utilities		31,495,495

Total Common Stocks (Cost $494,907,525)		563,624,371

SHORT-TERM INVESTMENTS - 2.22% (Cost $12,788,898)

Investment Companies - 2.22%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	12,788,898	12,788,898

SECURITIES LENDING COLLATERAL - 0.98% (Cost $5,641,139)

Investment Companies - 0.98%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	5,641,139	5,641,139

TOTAL INVESTMENTS - 100.97% (Cost $513,337,562)		582,054,408
LIABILITIES, NET OF OTHER ASSETS - (0.97%)		(5,605,658)

TOTAL NET ASSETS - 100.00%		$576,448,750

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at April 30, 2019.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

LLC - Limited Liability Company.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2019:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Futures	68	June 2019	$13,082,001	$13,419,120	$337,119

			$13,082,001	$13,419,120	$337,119

Index Abbreviations:
S&P 400	Standard & Poor’s Midcap Index.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$563,624,371	$-	$-	$563,624,371
Short-Term Investments	12,788,898	-	-	12,788,898
Securities Lending Collateral	5,641,139	-	-	5,641,139

Total Investments in Securities - Assets	$582,054,408	$-	$-	$582,054,408

Financial Derivative Instruments - Assets
Futures Contracts	$337,119	$-	$-	$337,119

Total Financial Derivative Instruments - Assets	$337,119	$-	$-	$337,119

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$279,110,665	$563,624,371
Investments in affiliated securities, at fair value‡	4,729,491	18,430,037
Deposits with broker for futures contracts	123,900	454,564
Dividends and interest receivable	811,453	209,582
Receivable for investments sold	221,543	2,700,880
Receivable for fund shares sold	190,871	218,583
Receivable for tax reclaims	462	–
Receivable for variation margin on open futures contracts (Note 5)	40,617	337,274
Prepaid expenses	227,249	83,171

Total assets	285,456,251	586,058,462

Liabilities:
Payable for investments purchased	385,607	1,567,884
Payable for fund shares redeemed	442,239	1,919,427
Payable for expense reimbursement (Note 2)	–	20
Management and sub-advisory fees payable (Note 2)	81,030	334,794
Service fees payable (Note 2)	49,746	74,758
Transfer agent fees payable (Note 2)	11,304	20,358
Payable upon return of securities loaned (Note 9)§	364,350	5,641,139
Custody and fund accounting fees payable	10,028	18,266
Professional fees payable	28,624	23,560
Trustee fees payable (Note 2)	1,739	5,073
Payable for prospectus and shareholder reports	10,227	–
Other liabilities	3,580	4,433

Total liabilities	1,388,474	9,609,712

Net assets	$284,067,777	$576,448,750

Analysis of net assets:
Paid-in-capital	$236,578,976	$542,370,510
Total distributable earnings (deficits)A	47,488,801	34,078,240

Net assets	$284,067,777	$576,448,750

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	3,520,334	13,730,091

Y Class	4,081,802	6,321,117

Investor Class	7,581,616	16,235,881

Advisor Class	442,744	222,951

A Class	1,201,794	298,665

C Class	2,350,493	333,182

R6 Class	N/A	11,831

Net assets:
Institutional Class	$56,018,539	$212,489,691

Y Class	$65,413,244	$96,995,418

Investor Class	$106,084,132	$254,002,999

Advisor Class	$6,610,394	$3,380,978

A Class	$16,776,894	$4,521,696

C Class	$33,164,574	$4,874,843

R6 Class	N/A	$183,125

Net asset value, offering and redemption price per share:
Institutional Class	$15.91	$15.48

Y Class	$16.03	$15.34

Investor Class	$13.99	$15.64

Advisor Class	$14.93	$15.16

A Class	$13.96	$15.14

A Class (offering price)	$14.81	$16.06

C Class	$14.11	$14.63

R6 Class	N/A	$15.48

† Cost of investments in unaffiliated securities	$240,680,479	$494,907,525
‡ Cost of investments in affiliated securities	$4,729,491	$18,430,037
§ Fair value of securities on loan	$346,306	$5,451,883

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended April 30, 2019 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$2,524,442	$7,348,003
Dividend income from affiliated securities (Note 8)	59,395	264,044
Interest income	1,581,733	5,799
Income derived from securities lending (Note 9)	5,324	12,245

Total investment income	4,170,894	7,630,091

Expenses:
Management and sub-advisory fees (Note 2)	737,245	2,484,970
Transfer agent fees:
Institutional Class (Note 2)	3,790	56,769
Y Class (Note 2)	27,552	47,903
Investor Class	3,819	6,466
Advisor Class	227	1,088
A Class	563	595
C Class	1,229	700
R6 Class	-	285
Custody and fund accounting fees	38,139	53,470
Professional fees	29,713	32,879
Registration fees and expenses	41,958	62,663
Service fees (Note 2):
Investor Class	154,743	460,371
Advisor Class	6,615	3,992
A Class	10,563	11,514
C Class	20,057	3,264
Distribution fees (Note 2):
Advisor Class	7,692	4,009
A Class	20,966	13,908
C Class	168,030	25,716
Prospectus and shareholder report expenses	12,873	28,574
Trustee fees (Note 2)	9,494	24,469
Other expenses	18,449	27,050

Total expenses	1,313,717	3,350,655

Net fees waived and expenses (reimbursed) / recouped (Note 2)	-	(249)

Net expenses	1,313,717	3,350,406

Net investment income	2,857,177	4,279,685

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	7,336,410	(33,924,664)
Commission recapture (Note 1)	3,650	29,005
Foreign currency transactions	(406)	(309)
Futures contracts	(180,661)	1,035,044
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	6,503,557	69,685,756
Foreign currency transactions	-	224
Futures contracts	281,376	1,784,664

Net gain from investments	13,943,926	38,609,720

Net increase in net assets resulting from operations	$16,801,103	$42,889,405

† Foreign taxes	$20,351	$42,102

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Balanced Fund		Mid-Cap Value Fund
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$2,857,177	$5,594,543	$4,279,685	$8,243,269
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	7,158,993	22,789,700	(32,860,924)	39,046,228
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	6,784,933	(24,223,813)	71,470,644	(114,181,076)

Net increase (decrease) in net assets resulting from operations	16,801,103	4,160,430	42,889,405	(66,891,579)

Distributions to shareholders:
Total retained earnings:
Institutional Class	(4,465,337)	(6,261,952)	(16,149,794)	(9,434,653)
Y Class	(5,244,841)	(4,822,027)	(6,006,149)	(3,447,030)
Investor Class	(8,848,654)	(9,640,824)	(22,741,996)	(9,262,634)
Advisor Class	(481,792)	(761,574)	(198,759)	(94,728)
A Class	(1,462,663)	(1,718,656)	(712,238)	(434,137)
C Class	(2,858,368)	(2,976,692)	(313,970)	(184,144)
R6 Class	–	–	(12,536)	–

Net distributions to shareholders	(23,361,655)	(26,181,725)	(46,135,442)	(22,857,326)

Capital share transactions (Note 11):
Proceeds from sales of shares	21,902,478	53,469,502	66,908,704	405,914,174
Reinvestment of dividends and distributions	22,646,081	25,384,629	45,842,063	22,545,457
Cost of shares redeemed	(53,428,753)	(109,865,841)	(279,441,373)	(261,376,072)

Net increase (decrease) in net assets from capital share transactions	(8,880,194)	(31,011,710)	(166,690,606)	167,083,559

Net increase (decrease) in net assets	(15,440,746)	(53,033,005)	(169,936,643)	77,334,654

Net assets:
Beginning of period	299,508,523	352,541,528	746,385,393	669,050,739

End of period	$284,067,777	$299,508,523	$576,448,750	$746,385,393

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of April 30, 2019, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended April 30, 2019, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Distributions to Shareholders

Distributions, if any, of net investment income of the Balanced Fund will normally be declared and paid quarterly. Distributions, if any, of net investment income of the Mid-Cap Value Fund will normally be declared and be paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of April 30, 2019, based on management’s evaluation of the shareholder account base, exclusive of omnibus accounts, one account has been identified as representing a non-affiliated significant ownership of approximately 8% of the Balanced Fund’s outstanding shares.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; and Hotchkis and Wiley Capital Management, LLC for the Balanced Fund. In addition, the Manager manages a portion of the Balanced Fund pursuant to the Management Agreement. The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Pzena Investment Management, LLC; and WEDGE Capital Management, L.L.P. for the Mid-Cap Value Fund. Pursuant to the Investment Advisory Agreements, the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets.

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2019 were as follows:

Balanced Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$490,427
Sub-Advisor Fees	0.17%	246,818

Total	0.52%	$737,245

Mid-Cap Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,148,896
Sub-Advisor Fees	0.41%	1,336,074

Total	0.76%	$2,484,970

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended April 30, 2019, the Manager received securities lending fees of $430 and $1,064 for the securities lending activities of the Balanced Fund and Mid-Cap Value Fund, respectively. Please see Note 9 for more information on securities lending.

Distribution Plans

The Funds, except for the Advisor, A, and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Balanced	$29,666
Mid-Cap Value	92,805

As of April 30, 2019, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Balanced	$6,767
Mid-Cap Value	9,589

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees

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Notes to Financial Statements

April 30, 2019 (Unaudited)

and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2019, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Balanced	$2,660	$691	$3,351
Mid-Cap Value	11,708	2,971	14,679

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2019, the Balanced Fund borrowed on average $685,888 for 2 days at an average interest rate of 3.11% with interest charges of $114. These amounts are recorded as “Other expenses” in the Statements of Operations. During the period ended April 30, 2019, the Mid-Cap Value Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended April 30, 2019, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	11/1/2018 - 2/28/19		3/1/2019 - 4/30/2019	Reimbursed Expenses	(Recouped) Expenses
Mid-Cap Value	R6	0.88	%(1)	0.83%	$249	$-	2022

(1)	Voluntary expense cap.

Of these amounts, $20 was disclosed as a payable to the Manager on the Statements of Assets and Liabilities at April 30, 2019 for the Mid-Cap Value Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely.

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Notes to Financial Statements

April 30, 2019 (Unaudited)

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended April 30, 2019, RID collected $3,435 for Balanced Fund from the sale of Class A Shares. During the period ended April 30, 2019, there were no sales charges collected by RID for Mid-Cap Value Fund from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2019, there were no CDSC fees collected for Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2019, CDSC fees of $2,422 and $168 were collected for Class C Shares of the Balanced Fund and Mid-Cap Value Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the Trusts, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a

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Notes to Financial Statements

April 30, 2019 (Unaudited)

number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

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Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

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Notes to Financial Statements

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American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Balanced Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

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Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Balanced Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally

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involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended April 30, 2019 are disclosed in the Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Balanced Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and

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structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships; Master Limited Partnerships

The Funds may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. An MLP also may be an entity similar to a limited partnership, such as a limited liability company, which has a manager or managing member and non-managing members (who are like limited partners). The general partner or partners are jointly and severally responsible for the liabilities of the MLP. A Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be

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estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Balanced Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2019, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2019
Balanced	54
Mid-Cap Value	107

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Balanced Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2019:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$40,548	$40,548

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(180,661)	$(180,661)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$281,376	$281,376

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Mid-Cap Value Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2019:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$337,119	$337,119

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$1,035,044	$1,035,044

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$1,784,664	$1,784,664

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2019.

Balanced Fund

Offsetting of Financial and Derivative Assets as of April 30, 2019:
	Assets	Liabilities
Futures Contracts(1)	$40,548	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$40,548	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(40,548)	$-

	Remaining Contractual Maturity of the Agreements as of April 30, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$364,350	$-	$-	$-	$364,350

Total Borrowings	$364,350	$-	$-	$-	$364,350

Gross amount of recognized liabilities for securities lending transactions					$364,350

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Mid-Cap Value Fund

Offsetting of Financial and Derivative Assets as of April 30, 2019:
	Assets	Liabilities
Futures Contracts(1)	$337,119	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$337,119	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(337,119)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

	Remaining Contractual Maturity of the Agreements as of April 30, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,641,139	$-	$-	$-	$5,641,139

Total Borrowings	$5,641,139	$-	$-	$-	$5,641,139

Gross amount of recognized liabilities for securities lending transactions					$5,641,139

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

obligations or default completely. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Interest Rate Risk

Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of a Fund’s fixed-income investments typically will fall when interest rates rise. A Fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of seven years, a 1% increase in interest rates could be expected to result in a 7% decrease in the value of the bond. Yields of debt securities will fluctuate over time. Following the financial crisis that started in 2008, the Federal Reserve attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to each other overnight) at or near zero percent. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase rates in the future. Interest rates may rise significantly and/or rapidly, potentially resulting insubstantial losses to a Fund. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates.

Liquidity Risk

When there is little or no active trading market for a specific security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

In response to the financial crisis, the U.S. and other governments, the Federal Reserve, and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline overtime, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, credit risk, extension risk and prepayment risk. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of a Fund, or may be acquired for one portion of a Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of a Fund. Because each sub-advisor directs the trading for its own portion a Fund, and does not aggregate its transactions with those of the other sub-advisors, a Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the each Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invests in shares of other registered investment companies, the Funds will indirectly bear fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of asset-backed securities, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility.

Redemption Risk

A Fund may experience periods of heavy redemptions that could cause a Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a Fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt a Fund’s performance. This risk is heightened if a Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause a Fund to have to distribute substantial capital gains.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not qualify for treatment as “qualified dividend income”.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises, are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (“Ginnie Mae”); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S.Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent a Fund holds securities of such issuer, it might not be able to recover its investment from the U.S. Government.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2019 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$246,858,732	$44,855,366	$(7,873,942)	$36,981,424
Mid-Cap Value	522,589,187	90,779,780	(31,314,417)	59,465,363

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2018, the Funds did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Balanced	$33,491,043	$11,888,927	$56,989,665	$16,749,372
Mid-Cap Value	107,533,208	–	300,132,577	–

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2019 were as follows:

Fund	Type of Transaction	October 31, 2018 Shares/Fair Value	Purchases	Sales	April 30, 2019 Shares/Fair Value	Dividend Income
Balanced	Direct	$7,833,723	$63,433,821	$66,902,403	$4,365,141	$59,395
Balanced	Securities Lending	2,690,067	6,690,772	9,016,489	364,350	N/A
Mid-Cap Value	Direct	22,792,845	250,538,947	260,542,894	12,788,898	264,044
Mid-Cap Value	Securities Lending	12,169,943	58,584,438	65,113,242	5,641,139	N/A

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$346,306	$364,350	$–	$364,350
Mid-Cap Value	5,451,883	5,641,139	–	5,641,139

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

10.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2019, the Funds did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	370,582	$5,764,360	531,898	$8,911,974
Reinvestment of dividends	316,676	4,461,352	371,350	6,232,774
Shares redeemed	(882,668)	(13,246,956)	(2,279,037)	(38,703,020)

Net (decrease) in shares outstanding	(195,410)	$(3,021,244)	(1,375,789)	$(23,558,272)

	Y Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	598,111	$9,163,344	1,548,487	$26,278,299
Reinvestment of dividends	343,178	4,866,324	262,445	4,429,699
Shares redeemed	(1,231,643)	(18,492,334)	(1,172,305)	(19,896,265)

Net increase (decrease) in shares outstanding	(290,354)	$(4,462,666)	638,627	$10,811,733

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

	Investor Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	300,116	$4,028,901	693,194	$10,443,570
Reinvestment of dividends	700,277	8,683,551	632,578	9,450,425
Shares redeemed	(892,275)	(11,873,498)	(1,856,761)	(27,850,950)

Net increase (decrease) in shares outstanding	108,118	$838,954	(530,989)	$(7,956,955)

	Advisor Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	18,362	$263,157	60,001	$958,063
Reinvestment of dividends	36,432	481,792	48,037	761,574
Shares redeemed	(15,740)	(229,203)	(372,487)	(5,908,441)

Net increase (decrease) in shares outstanding	39,054	$515,746	(264,449)	$(4,188,804)

	A Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	80,925	$1,092,087	160,555	$2,416,192
Reinvestment of dividends	113,940	1,409,341	111,181	1,658,485
Shares redeemed	(252,949)	(3,355,161)	(428,548)	(6,460,378)

Net (decrease) in shares outstanding	(58,084)	$(853,733)	(156,812)	$(2,385,701)

	C Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	115,759	$1,590,629	293,469	$4,461,404
Reinvestment of dividends	219,845	2,743,721	188,746	2,851,672
Shares redeemed	(462,732)	(6,231,601)	(726,271)	(11,046,787)

Net (decrease) in shares outstanding	(127,128)	$(1,897,251)	(244,056)	$(3,733,711)

	Institutional Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,997,901	$29,336,631	6,269,618	$106,947,861
Reinvestment of dividends	1,242,979	15,910,136	526,390	9,164,443
Shares redeemed	(5,537,933)	(81,870,255)	(6,183,734)	(105,856,767)

Net increase (decrease) in shares outstanding	(2,297,053)	$(36,623,488)	612,274	$10,255,537

	Y Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	715,784	$10,273,236	1,857,922	$31,620,714
Reinvestment of dividends	470,384	5,973,877	197,830	3,416,518
Shares redeemed	(1,155,672)	(16,595,791)	(1,620,549)	(27,617,833)

Net increase (decrease) in shares outstanding	30,496	$(348,678)	435,203	$7,419,399

American Beacon FundsSM

Notes to Financial Statements

April 30, 2019 (Unaudited)

	Investor Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,763,679	$25,604,007	14,508,017	$258,034,860
Reinvestment of dividends	1,753,702	22,727,979	526,115	9,254,355
Shares redeemed	(11,513,754)	(169,287,645)	(6,582,101)	(113,606,798)

Net increase (decrease) in shares outstanding	(7,996,373)	$(120,955,659)	8,452,031	$153,682,417

	Advisor Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	49,002	$692,483	113,873	$1,888,435
Reinvestment of dividends	15,812	198,759	5,543	94,728
Shares redeemed	(79,037)	(1,147,566)	(101,012)	(1,693,636)

Net increase (decrease) in shares outstanding	(14,223)	$(256,324)	18,404	$289,527

	A Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	49,921	$733,934	343,780	$5,748,823
Reinvestment of dividends	56,527	708,842	25,397	433,278
Shares redeemed	(604,967)	(8,999,561)	(651,244)	(10,958,448)

Net (decrease) in shares outstanding	(498,519)	$(7,556,785)	(282,067)	$(4,776,347)

	C Class
	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	10,742	$144,737	83,507	$1,358,250
Reinvestment of dividends	25,509	309,934	11,018	182,135
Shares redeemed	(103,010)	(1,398,476)	(95,319)	(1,541,599)

Net (decrease) in shares outstanding	(66,759)	$(943,805)	(794)	$(1,214)

	R6 Class
	Six Months Ended April 30, 2019		February 28, 2018A to October 31, 2018
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	8,751	$123,676	18,266	$315,231
Reinvestment of dividends	979	12,536	-	-
Shares redeemed	(10,256)	(142,079)	(5,909)	(100,991)

Net increase (decrease) in shares outstanding	(526)	$(5,867)	12,357	$214,240

A Commencement of operations.

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional ClassA
	Six Months Ended April 30,		Year Ended October 31

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$16.20		$17.30	$15.26	$15.79	$16.79	$16.31

Income (loss) from investment operations:
Net investment income	0.17		0.28	0.36	0.27	0.32	0.38
Net gains (losses) on investments (both realized and unrealized)	0.75		(0.10)	2.04	0.20	(0.32)	1.35

Total income (loss) from investment operations	0.92		0.18	2.40	0.47	-	1.73

Less distributions:
Dividends from net investment income	(0.09)		(0.48)	(0.36)	(0.25)	(0.22)	(0.42)
Distributions from net realized gains	(1.12)		(0.80)	-	(0.75)	(0.78)	(0.83)

Total distributions	(1.21)		(1.28)	(0.36)	(1.00)	(1.00)	(1.25)

Net asset value, end of period	$15.91		$16.20	$17.30	$15.26	$15.79	$16.79

Total returnB	6.69	%C	0.84%	15.82%	3.30%	(0.07)%	11.15%

Ratios and supplemental data:
Net assets, end of period	$56,018,539		$60,191,704	$88,015,702	$485,231,068	$99,173,943	$74,422,347
Ratios to average net assets:
Expenses, before reimbursements	0.65	%D	0.62%	0.59%	0.62%	0.58%	0.58%
Expenses, net of reimbursements	0.65	%D	0.62%	0.59%	0.62%	0.58%	0.58%
Net investment income, before expense reimbursements	2.33	%D	1.95%	1.80%	1.90%	1.83%	2.24%
Net investment income, net of reimbursements	2.33	%D	1.95%	1.80%	1.90%	1.83%	2.24%
Portfolio turnover rate	18	%C	28%	32%	16%	62%	34%

A	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$16.31		$17.39	$15.30	$15.84	$16.83	$16.37

Income (loss) from investment operations:
Net investment income	0.17		0.35	0.24	0.30	0.30	0.40
Net gains (losses) on investments (both realized and unrealized)	0.75		(0.16)	2.20	0.13	(0.30)	1.31

Total income (loss) from investment operations	0.92		0.19	2.44	0.43	-	1.71

Less distributions:
Dividends from net investment income	(0.08)		(0.47)	(0.35)	(0.22)	(0.21)	(0.42)
Distributions from net realized gains	(1.12)		(0.80)	-	(0.75)	(0.78)	(0.83)

Total distributions	(1.20)		(1.27)	(0.35)	(0.97)	(0.99)	(1.25)

Net asset value, end of period	$16.03		$16.31	$17.39	$15.30	$15.84	$16.83

Total returnA	6.69	%B	0.88%	16.05%	3.06%	(0.07)%	10.98%

Ratios and supplemental data:
Net assets, end of period	$65,413,244		$71,296,735	$64,926,394	$28,843,268	$39,151,318	$36,113,608
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.72	%C	0.70%	0.68%	0.72%	0.66%	0.67%
Expenses, net of reimbursements or recoupments	0.72	%C	0.70%	0.68%	0.72%	0.66%	0.68%
Net investment income, before expense reimbursements or recoupments	2.25	%C	1.86%	1.67%	1.95%	1.75%	2.01%
Net investment income, net of reimbursements or recoupments	2.25	%C	1.86%	1.67%	1.95%	1.75%	2.01%
Portfolio turnover rate	18	%B	28%	32%	16%	62%	34%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$14.41		$15.51	$13.71	$14.30	$15.31	$14.98

Income (loss) from investment operations:
Net investment income	0.15		0.20	0.15	0.18	0.22	0.42
Net gains (losses) on investments (both realized and unrealized)	0.63		(0.07)	1.96	0.18	(0.26)	1.11

Total income (loss) from investment operations	0.78		0.13	2.11	0.36	(0.04)	1.53

Less distributions:
Dividends from net investment income	(0.08)		(0.43)	(0.31)	(0.20)	(0.19)	(0.37)
Distributions from net realized gains	(1.12)		(0.80)	-	(0.75)	(0.78)	(0.83)

Total distributions	(1.20)		(1.23)	(0.31)	(0.95)	(0.97)	(1.20)

Net asset value, end of period	$13.99		$14.41	$15.51	$13.71	$14.30	$15.31

Total returnA	6.53	%B	0.62%	15.52%	2.85%	(0.35)%	10.75%

Ratios and supplemental data:
Net assets, end of period	$106,084,132		$107,677,984	$124,143,894	$127,235,433	$155,757,561	$165,808,020
Ratios to average net assets:
Expenses, before reimbursements	0.94	%C	0.95%	0.89%	0.95%	0.91%	0.92%
Expenses, net of reimbursements	0.94	%C	0.95%	0.89%	0.95%	0.91%	0.92%
Net investment income, before expense reimbursements	2.04	%C	1.62%	1.48%	1.72%	1.51%	1.84%
Net investment income, net of reimbursements	2.04	%C	1.62%	1.48%	1.72%	1.51%	1.84%
Portfolio turnover rate	18	%B	28%	32%	16%	62%	34%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$15.29		$16.38	$14.46	$15.02	$16.04	$15.65

Income (loss) from investment operations:
Net investment income	0.15		0.16	0.21	0.24	0.22	0.18
Net gains (losses) on investments (both realized and unrealized)	0.68		(0.06)	1.99	0.12	(0.29)	1.39

Total income (loss) from investment operations	0.83		0.10	2.20	0.36	(0.07)	1.57

Less distributions:
Dividends from net investment income	(0.07)		(0.39)	(0.28)	(0.17)	(0.17)	(0.35)
Distributions from net realized gains	(1.12)		(0.80)	-	(0.75)	(0.78)	(0.83)

Total distributions	(1.19)		(1.19)	(0.28)	(0.92)	(0.95)	(1.18)

Net asset value, end of period	$14.93		$15.29	$16.38	$14.46	$15.02	$16.04

Total returnA	6.51	%B	0.42%	15.31%	2.71%	(0.58)%	10.58%

Ratios and supplemental data:
Net assets, end of period	$6,610,394		$6,174,284	$10,944,675	$10,603,004	$13,510,138	$14,705,747
Ratios to average net assets:
Expenses, before reimbursements	1.11	%C	1.12%	1.08%	1.12%	1.06%	1.07%
Expenses, net of reimbursements	1.11	%C	1.12%	1.08%	1.12%	1.06%	1.07%
Net investment income, before expense reimbursements	1.87	%C	1.45%	1.29%	1.55%	1.35%	1.75%
Net investment income, net of reimbursements	1.87	%C	1.45%	1.29%	1.55%	1.35%	1.75%
Portfolio turnover rate	18	%B	28%	32%	16%	62%	34%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$14.38		$15.48	$13.69	$14.27	$15.29	$14.97

Income (loss) from investment operations:
Net investment income	0.11		0.22	0.16	0.21	0.23	0.33
Net gains (losses) on investments (both realized and unrealized)	0.67		(0.07)	1.93	0.15	(0.29)	1.18

Total income (loss) from investment operations	0.78		0.15	2.09	0.36	(0.06)	1.51

Less distributions:
Dividends from net investment income	(0.08)		(0.45)	(0.30)	(0.19)	(0.18)	(0.36)
Distributions from net realized gains	(1.12)		(0.80)	-	(0.75)	(0.78)	(0.83)

Total distributions	(1.20)		(1.25)	(0.30)	(0.94)	(0.96)	(1.19)

Net asset value, end of period	$13.96		$14.38	$15.48	$13.69	$14.27	$15.29

Total returnA	6.55	%B	0.73%	15.36%	2.84%	(0.48)%	10.67%

Ratios and supplemental data:
Net assets, end of period	$16,776,894		$18,121,273	$21,934,880	$24,892,096	$29,074,120	$25,578,944
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.02	%C	0.91%	0.99%	1.02%	0.97%	1.02%
Expenses, net of reimbursements or recoupments	1.02	%C D	0.83%	0.99%	1.02%	0.97%	1.04%
Net investment income, before expense reimbursements or recoupments	1.97	%C	1.66%	1.39%	1.64%	1.44%	1.68%
Net investment income, net of reimbursements or recoupments	1.97	%C	1.74%	1.39%	1.64%	1.44%	1.67%
Portfolio turnover rate	18	%B	28%	32%	16%	62%	34%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$14.55		$15.64	$13.83	$14.43	$15.47	$15.13

Income (loss) from investment operations:
Net investment income	0.07		0.13	0.08	0.12	0.14	0.21
Net gains (losses) on investments (both realized and unrealized)	0.66		(0.09)	1.92	0.13	(0.29)	1.20

Total income (loss) from investment operations	0.73		0.04	2.00	0.25	(0.15)	1.41

Less distributions:
Dividends from net investment income	(0.05)		(0.33)	(0.19)	(0.10)	(0.11)	(0.24)
Distributions from net realized gains	(1.12)		(0.80)	-	(0.75)	(0.78)	(0.83)

Total distributions	(1.17)		(1.13)	(0.19)	(0.85)	(0.89)	(1.07)

Net asset value, end of period	$14.11		$14.55	$15.64	$13.83	$14.43	$15.47

Total returnA	6.13	%B	0.04%	14.50%	2.03%	(1.14)%	9.80%

Ratios and supplemental data:
Net assets, end of period	$33,164,574		$36,046,543	$42,575,983	$40,827,570	$45,641,648	$32,045,404
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.76	%C	1.66%	1.73%	1.77%	1.72%	1.78%
Expenses, net of reimbursements or recoupments	1.76	%C D	1.54%	1.73%	1.77%	1.72%	1.79%
Net investment income, before expense reimbursements or recoupments	1.22	%C	0.91%	0.63%	0.89%	0.69%	0.94%
Net investment income, net of reimbursements or recoupments	1.22	%C	1.02%	0.63%	0.89%	0.69%	0.93%
Portfolio turnover rate	18	%B	28%	32%	16%	62%	34%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31

	2019		2018	2017	2016	2015A		2014

	(unaudited)
Net asset value, beginning of period	$15.52		$17.25	$14.03	$14.62	$14.76		$14.33

Income (loss) from investment operations:
Net investment income	0.12		0.21	0.16	0.26	0.16		0.12
Net gains (losses) on investments (both realized and unrealized)	0.85		(1.34)	3.28	0.03	0.25		1.27

Total income (loss) from investment operations	0.97		(1.13)	3.44	0.29	0.41		1.39

Less distributions:
Dividends from net investment income	(0.22)		(0.16)	(0.22)	(0.17)	(0.10)		(0.11)
Distributions from net realized gains	(0.79)		(0.44)	–	(0.71)	(0.45)		(0.85)

Total distributions	(1.01)		(0.60)	(0.22)	(0.88)	(0.55)		(0.96)

Redemption fees added to beneficial interests	–		–	–	–	0.00	B	0.00	B

Net asset value, end of period	$15.48		$15.52	$17.25	$14.03	$14.62		$14.76

Total returnC	7.56	%D	(6.89)%	24.71%	2.39%	2.73%		10.20%

Ratios and supplemental data:
Net assets, end of period	$212,489,691		$248,752,034	$265,934,589	$195,472,135	$258,503,278		$193,634,639
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.88	%E	0.85%	0.89%	0.89%	0.85%		0.89%
Expenses, net of reimbursements or recoupments	0.88	%E	0.85%	0.89%	0.89%	0.85%		0.93%
Net investment income, before expense reimbursements or recoupments	1.47	%E	1.19%	1.06%	1.65%	1.10%		0.92%
Net investment income, net of reimbursements or recoupments	1.47	%E	1.19%	1.06%	1.65%	1.10%		0.88%
Portfolio turnover rate	17	%D	34%	28%	27%	79%		24%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31

	2019		2018	2017	2016	2015A		2014

	(unaudited)
Net asset value, beginning of period	$15.39		$17.11	$13.92	$14.52	$14.66		$14.25

Income (loss) from investment operations:
Net investment income	0.11		0.19	0.15	0.23	0.15		0.18
Net gains (losses) on investments (both realized and unrealized)	0.83		(1.32)	3.25	0.05	0.26		1.19

Total income (loss) from investment operations	0.94		(1.13)	3.40	0.28	0.41		1.37

Less distributions:
Dividends from net investment income	(0.20)		(0.15)	(0.21)	(0.17)	(0.10)		(0.11)
Distributions from net realized gains	(0.79)		(0.44)	–	(0.71)	(0.45)		(0.85)

Total distributions	(0.99)		(0.59)	(0.21)	(0.88)	(0.55)		(0.96)

Redemption fees added to beneficial interests	–		–	–	–	0.00	B	0.00	B

Net asset value, end of period	$15.34		$15.39	$17.11	$13.92	$14.52		$14.66

Total returnC	7.46	%D	(6.96)%	24.60%	2.29%	2.76%		10.15%

Ratios and supplemental data:
Net assets, end of period	$96,995,418		$96,799,413	$100,190,167	$68,994,531	$70,009,288		$31,074,584
Ratios to average net assets:
Expenses, before reimbursements	0.93	%E	0.93%	0.97%	0.96%	0.94%		0.98%
Expenses, net of reimbursements	0.93	%E	0.93%	0.97%	0.96%	0.94%		0.98%
Net investment income, before expense reimbursements	1.42	%E	1.11%	0.98%	1.59%	1.02%		0.80%
Net investment income, net of reimbursements	1.42	%E	1.11%	0.98%	1.59%	1.02%		0.80%
Portfolio turnover rate	17	%D	34%	28%	27%	79%		24%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31

	2019		2018	2017	2016	2015A		2014

	(unaudited)
Net asset value, beginning of period	$15.65		$17.40	$14.14	$14.73	$14.89		$14.47

Income (loss) from investment operations:
Net investment income	0.09		0.16	0.14	0.21	0.13		0.16
Net gains (losses) on investments (both realized and unrealized)	0.86		(1.34)	3.31	0.05	0.25		1.21

Total income (loss) from investment operations	0.95		(1.18)	3.45	0.26	0.38		1.37

Less distributions:
Dividends from net investment income	(0.17)		(0.13)	(0.19)	(0.14)	(0.09)		(0.10)
Distributions from net realized gains	(0.79)		(0.44)	-	(0.71)	(0.45)		(0.85)

Total distributions	(0.96)		(0.57)	(0.19)	(0.85)	(0.54)		(0.95)

Redemption fees added to beneficial interests	-		-	-	-	0.00	B	0.00	B

Net asset value, end of period	$15.64		$15.65	$17.40	$14.14	$14.73		$14.89

Total returnC	7.33	%D	(7.13)%	24.52%	2.12%	2.52%		9.99%

Ratios and supplemental data:
Net assets, end of period	$254,002,999		$379,123,913	$274,552,551	$243,421,035	$304,799,582		$246,404,670
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.13	%E	1.12%	1.09%	1.12%	1.09%		1.13%
Expenses, net of reimbursements or recoupments	1.13	%E	1.12%	1.09%	1.12%	1.09%		1.14%
Net investment income, before expense reimbursements or recoupments	1.17	%E	0.92%	0.86%	1.44%	0.87%		0.61%
Net investment income, net of reimbursements or recoupments	1.17	%E	0.92%	0.86%	1.44%	0.87%		0.60%
Portfolio turnover rate	17	%D	34%	28%	27%	79%		24%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31

	2019		2018	2017	2016	2015A		2014

	(unaudited)
Net asset value, beginning of period	$15.17		$16.83	$13.69	$14.27	$14.46		$14.07

Income (loss) from investment operations:
Net investment income	0.08		0.10	0.10	0.16	0.08		0.11
Net gains (losses) on investments (both realized and unrealized)	0.83		(1.29)	3.18	0.05	0.25		1.17

Total income (loss) from investment operations	0.91		(1.19)	3.28	0.21	0.33		1.28

Less distributions:
Dividends from net investment income	(0.13)		(0.03)	(0.14)	(0.08)	(0.07)		(0.04)
Distributions from net realized gains	(0.79)		(0.44)	-	(0.71)	(0.45)		(0.85)

Total distributions	(0.92)		(0.47)	(0.14)	(0.79)	(0.52)		(0.89)

Redemption fees added to beneficial interests	-		-	-	-	0.00	B	0.00	B

Net asset value, end of period	$15.16		$15.17	$16.83	$13.69	$14.27		$14.46

Total returnC	7.21	%D	(7.38)%	24.10%	1.82%	2.25%		9.58%

Ratios and supplemental data:
Net assets, end of period	$3,380,978		$3,597,339	$3,682,231	$6,622,356	$6,684,131		$7,149,083
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.39	%E	1.39%	1.40%	1.40%	1.37%		1.40%
Expenses, net of reimbursements or recoupments	1.39	%E	1.39%	1.40%	1.40%	1.37%		1.46%
Net investment income, before expense reimbursements or recoupments	0.98	%E	0.64%	0.55%	1.16%	0.58%		0.35%
Net investment income, net of reimbursements or recoupments	0.98	%E	0.64%	0.55%	1.16%	0.58%		0.30%
Portfolio turnover rate	17	%D	34%	28%	27%	79%		24%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31

	2019		2018	2017	2016	2015A		2014

	(unaudited)
Net asset value, beginning of period	$15.15		$16.84	$13.70	$14.28	$14.43		$14.09

Income (loss) from investment operations:
Net investment income	0.35		0.18	0.13	0.18	0.11		0.13
Net gains (losses) on investments (both realized and unrealized)	0.57		(1.36)	3.18	0.05	0.25		1.16

Total income (loss) from investment operations	0.92		(1.18)	3.31	0.23	0.36		1.29

Less distributions:
Dividends from net investment income	(0.14)		(0.07)	(0.17)	(0.10)	(0.06)		(0.10)
Distributions from net realized gains	(0.79)		(0.44)	-	(0.71)	(0.45)		(0.85)

Total distributions	(0.93)		(0.51)	(0.17)	(0.81)	(0.51)		(0.95)

Redemption fees added to beneficial interests	-		-	-	-	0.00	B	0.00	B

Net asset value, end of period	$15.14		$15.15	$16.84	$13.70	$14.28		$14.43

Total returnC	7.35	%D	(7.32)%	24.26%	1.98%	2.35%		9.68%

Ratios and supplemental data:
Net assets, end of period	$4,521,696		$12,080,510	$18,170,218	$19,486,655	$16,422,504		$18,345,497
Ratios to average net assets:
Expenses, before reimbursements	1.29	%E	1.25%	1.27%	1.26%	1.25%		1.33%
Expenses, net of reimbursements	1.29	%E	1.25%	1.27%	1.26%	1.25%		1.33%
Net investment income, before expense reimbursements	1.04	%E	0.78%	0.69%	1.30%	0.71%		0.42%
Net investment income, net of reimbursements	1.04	%E	0.78%	0.69%	1.30%	0.71%		0.42%
Portfolio turnover rate	17	%D	34%	28%	27%	79%		24%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31

	2019		2018	2017	2016	2015A		2014

	(unaudited)
Net asset value, beginning of period	$14.60		$16.27	$13.26	$13.87	$14.08		$13.81

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	(0.03)	0.07	0.01		0.08
Net gains (losses) on investments (both realized and unrealized)	0.84		(1.26)	3.11	0.06	0.23		1.09

Total income (loss) from investment operations	0.85		(1.23)	3.08	0.13	0.24		1.17

Less distributions:
Dividends from net investment income	(0.03)		-	(0.07)	(0.03)	-		(0.05)
Distributions from net realized gains	(0.79)		(0.44)	-	(0.71)	(0.45)		(0.85)

Total distributions	(0.82)		(0.44)	(0.07)	(0.74)	(0.45)		(0.90)

Redemption fees added to beneficial interests	-		-	-	-	0.00	B	0.00	B

Net asset value, end of period	$14.63		$14.60	$16.27	$13.26	$13.87		$14.08

Total returnC	6.96	%D	(7.85)%	23.27%	1.19%	1.57%		8.88%

Ratios and supplemental data:
Net assets, end of period	$4,874,843		$5,840,412	$6,520,983	$6,030,130	$6,238,827		$5,104,394
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.98	%E	1.87%	2.04%	2.04%	2.01%		2.12%
Expenses, net of reimbursements or recoupments	1.98	%E	1.87%	2.04%	2.04%	2.01%		2.13%
Net investment income (loss), before expense reimbursements or recoupments	0.38	%E	0.17%	(0.09)%	0.53%	(0.05)%		(0.33)%
Net investment income (loss), net of reimbursements or recoupments	0.38	%E	0.17%	(0.09)%	0.53%	(0.05)%		(0.34)%
Portfolio turnover rate	17	%D	34%	28%	27%	79%		24%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2019	February 28, 2018A to October 31, 2018

	(unaudited)
Net asset value, beginning of period	$15.52	$16.94

Income from investment operations:
Net investment income	0.11	0.10
Net gains (losses) on investments (both realized and unrealized)	0.86	(1.52)

Total income (loss) from investment operations	0.97	(1.42)

Less distributions:
Dividends from net investment income	(0.22)	-
Distributions from net realized gains	(0.79)	-

Total distributions	(1.01)	-

Net asset value, end of period	$15.48	$15.52

Total returnB C	7.57%	(8.38)%

Ratios and supplemental data:
Net assets, end of period	$183,125	$191,772
Ratios to average net assets:
Expenses, before reimbursementsD	1.16%	3.09%
Expenses, net of reimbursementsD	0.88%	0.88%
Net investment income (loss), before expense reimbursementsD	1.25%	(0.88)%
Net investment income, net of reimbursementsD	1.53%	1.32%
Portfolio turnover rateC	17%	34%

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

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Delivery of Documents

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If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Forms N-Q as of the first and third fiscal quarters. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. Complete schedules of the Funds’ portfolio holdings are also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, TX

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/19

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b)    The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: July 8, 2019

By /s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds

Date: July 8, 2019